UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.
          BlackRock Balanced Capital Portfolio
          BlackRock Capital Appreciation Portfolio
          BlackRock Global Allocation Portfolio
          BlackRock Government Income Portfolio
          BlackRock High Income Portfolio
          BlackRock Large Cap Core Portfolio
          BlackRock Money Market Portfolio
          BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.1%
Honeywell International, Inc.	95,000	$4,174,300
L-3 Communications Holdings, Inc.	41,000	2,963,070
Raytheon Co.	83,000	3,793,930

		10,931,300

Airlines — 0.8%
Southwest Airlines Co.	301,000	3,934,070

Automobiles — 1.0%
Ford Motor Co. (a)	138,000	1,689,120
Harley-Davidson, Inc.	121,000	3,441,240

		5,130,360

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	98,000	3,480,960

Biotechnology — 0.9%
Amgen, Inc. (a)	89,000	4,904,790

Chemicals — 0.8%
Albemarle Corp.	20,000	936,200
Cytec Industries, Inc.	57,000	3,213,660

		4,149,860

Commercial Banks — 1.5%
Fifth Third Bancorp	293,000	3,524,790
Regions Financial Corp.	511,000	3,714,970
Wells Fargo & Co.	13,000	326,690

		7,566,450

Communications Equipment — 1.5%
Cisco Systems, Inc. (a)	21,000	459,900
Motorola, Inc. (a)	468,000	3,992,040
Tellabs, Inc.	450,000	3,352,500

		7,804,440

Computers & Peripherals — 3.6%
Apple, Inc. (a)	14,000	3,972,500
Dell, Inc. (a)	311,000	4,030,560
SanDisk Corp. (a)	99,000	3,628,350
Seagate Technology (a)	310,000	3,651,800
Western Digital Corp. (a)	124,000	3,520,360

		18,803,570

Construction & Engineering — 0.8%
Shaw Group, Inc. (a)	95,000	3,188,200
URS Corp. (a)	32,000	1,215,360

		4,403,560

Consumer Finance — 0.7%
Capital One Financial Corp.	90,000	3,559,500

Containers & Packaging — 0.3%
Crown Holdings, Inc. (a)	55,000	1,576,300

Diversified Consumer Services — 0.7%
ITT Educational Services, Inc. (a)	51,000	3,583,770

Diversified Financial Services — 1.3%
Bank of America Corp.	58,000	760,380

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Citigroup, Inc. (a)	1,199,000	$4,676,100
JPMorgan Chase & Co.	35,000	1,332,450

		6,768,930

Diversified Telecommunication Services — 1.0%
AT&T Inc.	51,000	1,458,600
Qwest Communications
International, Inc.	597,000	3,743,190

		5,201,790

Electric Utilities — 0.1%
Edison International	20,000	687,800

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	230,000	4,204,400

Energy Equipment & Services — 1.2%
Nabors Industries Ltd. (a)	158,000	2,853,480
Rowan Cos., Inc. (a)	116,000	3,521,760

		6,375,240

Food & Staples Retailing — 0.7%
Safeway, Inc.	163,000	3,449,080

Food Products — 0.8%
Flowers Foods, Inc.	23,000	571,320
The Hershey Co.	16,000	761,440
Tyson Foods, Inc., Class A	165,000	2,643,300

		3,976,060

Gas Utilities — 0.2%
Atmos Energy Corp.	32,000	936,000

Health Care Equipment & Supplies — 0.1%
Hologic, Inc. (a)	36,000	576,360

Health Care Providers & Services — 6.7%
Aetna, Inc.	121,000	3,824,810
AmerisourceBergen Corp.	113,000	3,464,580
Cardinal Health, Inc.	115,000	3,799,600
Community Health
Systems, Inc. (a)	83,000	2,570,510
Humana, Inc. (a)	67,000	3,366,080
Lincare Holdings, Inc.	99,000	2,483,910
McKesson Corp.	59,000	3,645,020
Tenet Healthcare Corp. (a)	744,000	3,511,680
UnitedHealth Group, Inc.	124,000	4,353,640
WellPoint, Inc. (a)	69,000	3,908,160

		34,927,990

Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp.	48,000	1,227,840

Household Durables — 0.9%
Leggett & Platt, Inc.	83,000	1,889,080
Whirlpool Corp.	37,000	2,995,520

		4,884,600

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	LIBOR	London InterBank Offered Rate
GBP	British Pound	RB	Revenue Bonds
GO	General Obligation Bonds	USD	US Dollar

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Products — 0.3%
The Procter & Gamble Co.	30,000	$1,799,100

IT Services — 1.0%
Hewitt Associates, Inc., Class A (a)	68,000	3,429,240
International Business
Machines Corp.	13,000	1,743,820

		5,173,060

Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc. (a)	63,000	1,311,660

Industrial Conglomerates — 1.1%
General Electric Co.	128,000	2,080,000
Textron, Inc.	177,000	3,639,120

		5,719,120

Insurance — 1.4%
Berkshire Hathaway, Inc. (a)	11,000	909,480
Genworth Financial, Inc.,
Class A (a)	260,000	3,177,200
UnumProvident Corp.	146,000	3,233,900

		7,320,580

Internet & Catalog Retail — 0.6%
Expedia, Inc.	117,000	3,300,570

Internet Software & Services — 0.1%
Google, Inc., Class A (a)	1,000	525,790

Leisure Equipment & Products — 0.3%
Hasbro, Inc.	35,000	1,557,850

Life Sciences Tools & Services — 0.1%
Pharmaceutical Product
Development, Inc.	12,000	297,480

Media — 3.7%
CBS Corp., Class B	224,000	3,552,640
Comcast Corp., Class A	262,000	4,736,960
DISH Network Corp.	152,000	2,912,320
News Corp., Class A	317,000	4,140,020
Omnicom Group, Inc.	91,000	3,592,680

		18,934,620

Metals & Mining — 0.6%
Titanium Metals Corp. (a)	154,000	3,073,840

Multi-Utilities — 1.1%
Ameren Corp.	124,000	3,521,600
Integrys Energy Group, Inc.	38,000	1,978,280

		5,499,880

Multiline Retail — 1.2%
Big Lots, Inc. (a)	45,000	1,496,250
Macy's, Inc.	164,000	3,786,760
Target Corp.	18,000	961,920

		6,244,930

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	17,000	1,377,850
Cimarex Energy Co.	47,000	3,110,460
Exxon Mobil Corp.	93,000	5,746,470
Marathon Oil Corp.	124,000	4,104,400
Mariner Energy, Inc. (a)	137,000	3,319,510
Sunoco, Inc.	99,000	3,613,500
Whiting Petroleum Corp. (a)	36,000	3,438,360

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Williams Cos., Inc.	193,000	$3,688,230
		28,398,780

Paper & Forest Products — 0.9%
International Paper Co.	163,000	3,545,250
MeadWestvaco Corp.	55,000	1,340,900

		4,886,150

Personal Products — 0.7%
NBTY, Inc. (a)	62,000	3,408,760

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	24,000	650,640
Eli Lilly & Co.	120,000	4,383,600
Endo Pharmaceuticals
Holdings, Inc. (a)	112,000	3,722,880
Forest Laboratories, Inc. (a)	87,000	2,690,910
Johnson & Johnson	24,000	1,487,040
Pfizer, Inc.	37,000	635,290

		13,570,360

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. (a)	501,000	3,562,110
Altera Corp.	122,000	3,679,520
Applied Materials, Inc.	231,000	2,698,080
Intel Corp.	333,000	6,403,590
Micron Technology, Inc. (a)	395,000	2,847,950
National Semiconductor Corp.	242,000	3,090,340

		22,281,590

Software — 3.0%
CA, Inc.	170,000	3,590,400
Microsoft Corp.	343,000	8,400,070
Symantec Corp. (a)	241,000	3,655,970

		15,646,440

Specialty Retail — 4.2%
Advance Auto Parts, Inc.	58,000	3,403,440
GameStop Corp., Class A (a)	161,000	3,173,310
The Gap, Inc.	184,000	3,429,760
Limited Brands, Inc.	139,000	3,722,420
Ross Stores, Inc.	62,000	3,386,440
TJX Cos., Inc.	87,000	3,882,810
Williams-Sonoma, Inc.	25,000	792,500

		21,790,680

Wireless Telecommunication Services — 1.4%
NII Holdings, Inc. (a)	83,000	3,411,300
Sprint Nextel Corp. (a)	813,000	3,764,190

		7,175,490

Total Common Stocks – 63.8%		330,961,750

Fixed Income Securities

Asset-Backed Securities		Par (000)

321 Henderson Receivables I LLC,
Series 2010-1A, Class A, 5.56%,
7/15/59 (b)	USD	751	817,971

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

ACE Securities Corp., Series 2005-
ASP1, Class M1, 0.94%,
9/25/35 (c)	USD	950	$229,258
Bank of America Auto Trust, Series
2009-2A, Class A3, 2.13%,
9/15/13 (b)		1,570	1,589,418
Bear Stearns Asset-Backed Securities Trust (c):
Series 2005-4, Class A,
0.59%, 1/25/36		54	53,741
Series 2005-SD1, Class 1A2,
0.56%, 7/25/27		43	42,618
Capital One Auto Finance Trust,
Series 2006-B, Class A4, 0.27%,
7/15/13 (c)		623	619,887
Capital One Multi-Asset Execution Trust (c):
Series 2004-A8, Class A8,
0.39%, 8/15/14		245	244,747
Series 2006-A5, Class A5,
0.32%, 1/15/16		180	178,304
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1,
0.31%, 1/25/37 (c)		452	431,298
Chase Issuance Trust, Series
2009-A7, Class A7, 0.73%,
9/17/12 (c)		—(d)	1
Citibank Omni Master Trust,
Series 2009-A8, Class A8,
2.36%, 5/16/16 (b)(c)		510	515,797
Countrywide Asset-Backed
Certificates, Series 2004-13,
Class AF4, 4.58%, 1/25/33 (c)		455	459,436
GMAC Mortgage Servicer Advance
Funding Co. Ltd., Series 2010-
1A, Class A, 4.25%, 1/15/22 (b)	USD	1,000	1,006,629
Globaldrive BV, Series 2008-2,
Class A, 4.00%, 10/20/16	EUR	336	464,703
Lehman XS Trust, Series 2005-
5N, Class 3A2, 0.62%,
11/25/35 (c)		534	158,966
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.56%, 12/25/34 (c)		78	72,072
New Century Home Equity Loan
Trust, Series 2005-2, Class
A2MZ, 0.52%, 6/25/35 (c)		231	220,751
RAAC, Series 2005-SP2, Class 2A,
0.56%, 6/25/44 (c)		673	513,135
SLC Student Loan Trust, Series
2006-A, Class A4, 0.42%,
1/15/19 (c)		240	217,178
SLM Student Loan Trust (c):
Series 2005-4, Class A2,
0.58%, 4/26/21		416	414,730
Series 2008-5, Class A2,
1.60%, 10/25/16		1,710	1,737,544
Series 2008-5, Class A3,
1.80%, 1/25/18		430	443,063
Series 2008-5, Class A4,
2.20%, 7/25/23		1,160	1,215,226
Series 2010-C, Class A1,
1.91%, 12/15/17 (b)		479	479,569
Soundview Home Equity Loan
Trust, Series 2005-OPT3, Class
A4, 0.56%, 11/25/35 (c)		1,273	1,209,826

Asset-Backed Securities		Par (000)	Value

Santander Drive Auto Receivables Trust:
Series 2010-2, Class B,
2.24%, 12/15/14	USD	430	$430,919
Series 2010-2, Class C,
3.89%, 7/17/17		505	506,873
Series 2010-A-A2, 1.37%,
8/15/13 (b)		505	506,493
Series 2010-A-A3, 1.83%,
11/17/14 (b)		390	394,217
Series 2010-A-A4, 2.39%,
6/15/17 (b)		200	203,833
Structured Asset Investment Loan Trust (c):
Series 2003-BC6, Class M1,
1.01%, 7/25/33		1,147	948,187
Series 2003-BC7, Class M1,
1.38%, 7/25/33		935	774,132
Series 2004-8, Class M4,
1.26%, 9/25/34		117	16,434
Structured Asset Securities Corp.,
Series 2004-23XS, Class 2A1,
0.56%, 1/25/35 (c)		248	150,284

Total Asset-Backed Securities – 3.3%			17,267,240

Corporate Bonds

Aerospace & Defense — 0.1%
L-3 Communications Corp.:
5.88%, 1/15/15		270	276,075
Series B, 6.38%, 10/15/15		12	12,375

			288,450

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		1,223	1,269,822
5.38%, 1/15/20		195	220,114

			1,489,936

Capital Markets — 0.9%
CDP Financial, Inc., 3.00%,
11/25/14 (b)		1,095	1,137,078
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		410	419,476
5.38%, 3/15/20		700	737,808
6.00%, 6/15/20		440	483,950
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17 (a)(e)		490	49
Morgan Stanley:
2.88%, 5/14/13 (c)		529	539,100
4.20%, 11/20/14		880	912,314
4.00%, 7/24/15		210	214,020
5.63%, 9/23/19		345	359,197

			4,802,992

Chemicals — 0.2%
CF Industries, Inc., 7.13%,
5/01/20		520	568,750
NOVA Chemicals Corp.:
6.50%, 1/15/12		70	72,800
3.65%, 11/15/13 (c)		160	153,000

			794,550

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Banks — 1.3%
Bank Nederlandse Gemeenten,
1.75%, 10/06/15 (b)(f)	USD	1,315	$1,309,438
Corporacion Andina de Fomento,
6.88%, 3/15/12		435	469,430
Dexia Credit Local SA, 2.00%,
3/05/13 (b)		640	644,827
Eksportfinans ASA:
1.88%, 4/02/13		770	786,577
3.00%, 11/17/14		835	880,428
2.00%, 9/15/15		1,250	1,253,103
5.50%, 5/25/16		575	671,539
HSBC Bank Plc, 3.50%,
6/28/15 (b)		280	293,709
The Toronto-Dominion Bank,
2.20%, 7/29/15 (b)		675	684,052

			6,993,103

Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 6.63%,
8/15/17		190	202,433
SLM Corp., 5.40%, 10/25/11		475	479,911

			682,344

Containers & Packaging — 0.2%
Ball Corp.:
7.13%, 9/01/16		155	167,400
7.38%, 9/01/19		155	168,563
Crown Americas LLC, 7.63%,
5/15/17		361	389,880
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16		510	548,887

			1,274,730

Diversified Financial Services — 1.1%
Bank of America Corp., 5.63%,
7/01/20		315	332,860
Citigroup, Inc.:
4.75%, 5/19/15		305	320,888
5.38%, 8/09/20		740	765,628
FCE Bank Plc:
7.88%, 2/15/11	GBP	300	476,594
7.13%, 1/15/13	EUR	50	70,889
GMAC, Inc., 8.00%, 3/15/20 (b)		490	535,325
General Electric Capital Corp.:
0.40%, 4/10/12 (c)	USD	590	587,090
5.50%, 1/08/20		250	273,477
4.38%, 9/16/20		480	481,777
JPMorgan Chase & Co., 0.90%,
2/26/13 (c)		345	346,332
JPMorgan Chase Bank NA:
6.00%, 7/05/17		570	645,188
Series BKNT, 6.00%,
10/01/17		530	601,607
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)		500	508,750

			5,946,405

Diversified Telecommunication Services — 0.5%
AT&T Inc., 6.50%, 9/01/37		378	437,328
Frontier Communications Corp.,
8.25%, 4/15/17		194	212,188

GTE Corp., 6.84%, 4/15/18		250	296,344

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc.:
7.50%, 2/15/14	USD	70	$71,400
Series B, 7.50%, 2/15/14		30	30,600
Qwest Corp., 8.38%, 5/01/16		225	266,063
Telefonica Emisiones SAU, 4.95%,
1/15/15		625	683,864
Verizon Communications, Inc.,
8.75%, 11/01/18		461	627,292

			2,625,079

Electric Utilities — 0.2%
Florida Power & Light Co., 5.95%,
2/01/38		325	382,196
Progress Energy, Inc., 5.63%,
1/15/16		360	412,277

			794,473

Energy Equipment & Services — 0.1%
Pride International, Inc., 6.88%,
8/15/20		395	430,056
Transocean, Inc., 6.00%, 3/15/18		320	340,352

			770,408

Food Products — 0.2%
Kraft Foods, Inc.:
5.38%, 2/10/20		558	623,313
6.50%, 2/09/40		130	152,213

			775,526

Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%,
8/01/19		180	214,158
Covidien International Finance SA,
2.80%, 6/15/15		140	145,075

			359,233

Health Care Providers & Services — 0.3%
HCA, Inc.:
8.50%, 4/15/19		500	557,500
7.25%, 9/15/20		350	374,500
Tenet Healthcare Corp.:
9.00%, 5/01/15		160	174,000
8.88%, 7/01/19		340	375,275

			1,481,275

Hotels, Restaurants & Leisure — 0.0%
MGM Mirage, 13.00%, 11/15/13		144	169,200

IT Services — 0.1%
Sabre Holdings Corp., 8.35%,
3/15/16		680	693,600

Insurance — 1.1%
Hartford Life Global Funding
Trusts, 0.47%, 6/16/14 (c)		1,048	984,230
National Corp., 7.00%, 6/15/40		180	205,069
Manulife Financial Corp., 3.40%,
9/17/15		400	403,814
MetLife, Inc., 5.88%, 2/06/41		125	135,964
Metropolitan Life Global Funding I (b):
2.88%, 9/17/12		675	696,141
2.50%, 1/11/13		1,440	1,474,488
5.13%, 4/10/13		925	1,006,765
5.13%, 6/10/14		375	416,021

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (b)	USD	280	$344,562

			5,667,054

Machinery — 0.0%
Navistar International Corp.,
3.00%, 10/15/14 (g)		120	134,850

Media — 1.0%
CCH II LLC, 13.50%, 11/30/16		660	783,750
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		111	117,660
Series B, 9.25%, 12/15/17		443	472,902
Comcast Cable Communications
Holdings, Inc., 9.46%,
11/15/22		100	141,035
Comcast Corp.:
6.45%, 3/15/37		113	125,529
6.40%, 3/01/40		250	277,958
Cox Communications, Inc.:
7.13%, 10/01/12		365	404,089
8.38%, 3/01/39 (b)		243	326,209
DIRECTV Holdings LLC, 6.00%,
8/15/40		120	123,933
Discovery Communications LLC,
3.70%, 6/01/15		280	296,698
NBC Universal, Inc. (b):
5.15%, 4/30/20		410	442,770
4.38%, 4/01/21 (f)		510	516,214
News America, Inc.:
6.40%, 12/15/35		280	310,512
6.75%, 1/09/38		180	203,332
Time Warner Cable, Inc., 5.00%,
2/01/20		180	192,768
Time Warner, Inc.:
4.70%, 1/15/21		110	116,554
6.10%, 7/15/40		70	75,378

			4,927,291

Metals & Mining — 0.1%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		160	169,261
Teck Resources Ltd., 10.75%,
5/15/19		455	572,982

			742,243

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		215	256,528

Multiline Retail — 0.1%
Dollar General Corp., 11.88%,
7/15/17 (h)		440	512,600

Oil, Gas & Consumable Fuels — 1.5%
Arch Coal, Inc., 7.25%, 10/01/20		460	485,875
BP Capital Markets Plc, 3.13%,
3/10/12		765	779,981
Canadian Natural Resources, Ltd.,
6.50%, 2/15/37		370	436,303
Cenovus Energy, Inc., 6.75%,
11/15/39		325	392,395
Chesapeake Energy Corp., 6.63%,
8/15/20		640	668,800

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Consol Energy, Inc. (b):
8.00%, 4/01/17	USD	299	$323,668
8.25%, 4/01/20		201	219,593
Enterprise Products Operating
LLC, 6.13%, 10/15/39		250	269,092
Kinder Morgan Energy Partners
LP, 5.30%, 9/15/20		105	113,156
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		500	562,430
Motiva Enterprises LLC, 5.20%,
9/15/12 (b)		215	229,696
Nexen, Inc., 6.40%, 5/15/37		450	490,360
Peabody Energy Corp., 6.50%,
9/15/20		620	667,275
Petrobras International Finance Co.:
5.88%, 3/01/18		260	288,910
5.75%, 1/20/20		755	835,819
Petrohawk Energy Corp., 7.25%,
8/15/18 (b)		459	468,180
Rockies Express Pipeline LLC,
3.90%, 4/15/15 (b)		410	410,164
Valero Energy Corp., 6.63%,
6/15/37		360	361,527

			8,003,224

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)		490	544,512
International Paper Co., 7.30%,
11/15/39		215	240,691

			785,203

Pharmaceuticals — 0.2%
Merck & Co., Inc., 4.00%,
6/30/15		280	309,785
Teva Pharmaceutical Finance LLC,
3.00%, 6/15/15		290	303,366
Wyeth, 6.00%, 2/15/36		250	294,122

			907,273

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		351	387,355

Thrifts & Mortgage Finance — 0.9%
Achmea Hypotheekbank NV,
3.20%, 11/03/14 (b)		735	781,328
Cie de Financement Foncier,
2.50%, 9/16/15 (b)		700	703,991
MGIC Investment Corp., 5.38%,
11/01/15		430	389,150
The PMI Group Inc., 6.00%,
9/15/16		720	572,071
Radian Group, Inc.:
5.63%, 2/15/13		720	666,000
5.38%, 6/15/15		720	610,200
Stadshypotek AB, 1.45%,
9/30/13 (b)		830	832,712

			4,555,452

Tobacco — 0.1%
Philip Morris International, Inc.,
4.50%, 3/26/20		529	577,138

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services — 0.4%
Cricket Communications, Inc.,
7.75%, 5/15/16	USD	478	$507,277
Crown Castle Towers LLC, 6.11%,
1/15/40 (b)		805	889,308
Vodafone Group Plc, 4.15%,
6/10/14		719	776,576

			2,173,161

Total Corporate Bonds – 11.5%			59,570,676

Foreign Agency Obligations

Hellenic Republic Government
Bond, 4.60%, 9/20/40	EUR	90	70,904
Japan Finance Corp., 2.00%,
6/24/11	USD	520	525,410
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		335	340,113
2.75%, 9/08/20		150	150,947
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		70	75,961
Series E, 5.25%, 7/02/12		235	253,202
Series E, 4.38%, 1/15/13		150	162,024
Series E, 4.00%, 2/02/15		135	149,190
Mexico Government International Bond:
6.38%, 1/16/13		157	174,819
5.63%, 1/15/17		190	217,360
Province of Ontario Canada:
4.10%, 6/16/14		695	763,480
Series 1, 1.88%, 11/19/12		665	681,231
Qatari Diar Finance QSC, 3.50%,
7/21/15 (b)		170	173,543
Russian Foreign Bond Eurobond,
7.50%, 3/31/30		810	966,824
United Mexican States, Series A,
5.13%, 1/15/20		155	173,212

Total Foreign Agency Obligations – 0.9%			4,878,220

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.7%
Arkle Master Issuer Plc, Series
2010-1A, Class 2A, 1.53%,
5/17/60 (b)(c)		860	852,744
CitiMortgage Alternative Loan
Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		1,027	821,354
Countrywide Alternative Loan
Trust, Series 2006-0A21, Class
A1, 0.45%, 3/20/47 (c)		2,353	1,284,624
Countrywide Home Loan Mortgage
Pass-Through Trust:
Series 2006-0A5, Class 2A1,
0.46%, 4/25/46 (c)		256	148,214
Series 2006-0A5, Class 3A1,
0.46%, 4/25/46 (c)		447	275,170

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage
Pass-Through Trust (concluded):
Series 2007-J3, Class A10,
6.00%, 7/25/37	USD	1,194	$998,104
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.52%, 8/25/35 (c)		208	198,240
Impac Secured Assets CMN Owner
Trust, Series 2004-3, Class 1A4,
1.06%, 11/25/34 (c)		127	115,761
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		95	90,028
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		95	89,466
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.48%, 2/25/46 (c)		340	138,094
Station Place Securitization Trust ,
Series 2009-1, Class A, 1.76%,
1/25/40 (b)(c)		900	900,000
Structured Adjustable Rate
Mortgage Loan Trust, Series
2007-3, Class 2A1, 5.58%,
4/25/37 (c)		1,583	1,196,486
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A,
0.54%, 4/25/35 (c)		84	73,696
Thornburg Mortgage Securities
Trust, Series 2006-5, Class A1,
0.38%, 10/25/46 (c)		1,049	1,040,431
WaMu Mortgage Pass-Through Certificates (c):
Series 2006-AR18, Class 1A1,
5.19%, 1/25/37		874	675,240
Series 2007-0A4, Class 1A,
1.18%, 5/25/47		958	612,905
Wells Fargo Mortgage-Backed Securities Trust (c):
Series 2006-AR2, Class 2A5,
4.57%, 3/25/36		1,712	1,456,357
Series 2006-AR12, Class 2A1,
5.98%, 9/25/36		360	332,345
Series 2006-AR15, Class A1,
5.47%, 10/25/36		1,599	1,379,771
Series 2006-AR18, Class 2A1,
5.52%, 11/25/36		1,446	1,207,813

			13,886,843

Commercial Mortgage-Backed Securities — 4.2%
Banc of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3,
4.87%, 3/11/41 (c)		1,890	2,001,447
Series 2006-5, Class AM,
5.45%, 9/10/47		60	54,755
Bear Stearns Commercial
Mortgage Securities, Series
2005-PW10, Class AM, 5.45%,
12/11/40 (c)		70	70,168
CS First Boston Mortgage
Securities Corp., Series 2002-
CP5, Class A1, 4.11%,
12/15/35		503	515,715

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class A4,
5.43%, 10/15/49	USD	185	$200,020
Series 2008-C7, Class A4,
6.29%, 12/10/49 (c)		930	997,992
Commercial Mortgage Pass-
Through Certificates, Series
2004-LB3A, Class A3, 5.09%,
7/10/37 (c)		620	633,785
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3, Class AAB,
4.70%, 12/10/41		2,039	2,166,883
Series 2006-C1, Class AM,
5.29%, 11/10/45 (c)		110	107,813
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1:
Class A4, 4.76%, 6/10/36		570	572,685
Class A5, 4.88%, 6/10/36		1,840	1,872,887
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2001-CIB2, Class A3,
6.43%, 4/15/35		1,676	1,714,624
Series 2004-CB8, Class A1A,
4.16%, 1/12/39 (b)		583	598,546
Series 2006-LDP8, Class A4,
5.40%, 5/15/45		190	204,666
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A,
4.48%, 10/15/29		1,408	1,476,082
Series 2006-C4, Class AM,
6.10%, 6/15/38 (c)		80	79,877
Series 2006-C7, Class AM,
5.38%, 11/15/38		80	79,027
Series 2007-C1, Class A4,
5.42%, 2/15/40		745	784,857
Series 2007-C2, Class A3,
5.43%, 2/15/40		1,225	1,281,385
Morgan Stanley Capital I:
Series 1998-WF2, Class G,
6.34%, 7/15/30 (b)(c)		270	290,441
Series 2003-IQ4, Class A2,
4.07%, 5/15/40		1,510	1,576,805
Series 2006-IQ12, Class A4,
5.33%, 12/15/43		740	806,187
RBSCF Trust, Series 2010-RR3,
Class WBTA, 5.90%,
4/16/17 (b)(c)		910	999,294
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C20, Class A6A,
5.11%, 7/15/42 (c)		1,675	1,742,424
Series 2005-C21, Class A3,
5.37%, 10/15/44 (c)		168	168,243
Series 2006-C28, Class A4,
5.57%, 10/15/48		680	711,346

			21,707,954

Total Non-Agency Mortgage-Backed Securities – 6.9%			35,594,797

Taxable Municipal Bonds		Par (000)	Value

The Board of Trustees of The
Leland Stanford Junior
University, 4.25%, 5/01/16	USD	275	$308,396
City of Chicago Illinois, RB, Build
America Bonds, 6.40%,
1/01/40		150	160,052
Dallas Area Rapid Transit, RB,
Build America Bonds, 6.00%,
12/01/44		150	174,977
Metropolitan Transportation
Authority, RB, Build America
Bonds, 7.34%, 11/15/39		395	496,815
New York State Dormitory
Authority, RB, Build America
Bonds, 5.63%, 3/15/39		300	314,952
Port Authority of New York & New
Jersey, RB, Consolidated, 159th
Series, 6.04%, 12/01/29		230	258,649
State of California, GO:
Build America Bonds, 7.30%,
10/01/39		620	657,392
Build America Bonds, 7.35%,
11/01/39		320	341,302
Build America Bonds, Various
Purpose, 7.50%, 4/01/34		210	231,340
Various Purpose, Series 3, 5.45%,
4/01/15		1,450	1,553,733
University of California, RB, Build
America Bonds, 5.95%,
5/15/45		225	228,832

Total Taxable Municipal Bonds – 0.9%			4,726,440

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.6%
Fannie Mae, 5.25%, 8/01/12 (i)		1,050	1,132,731
Federal Home Loan Bank of
Chicago, 5.63%, 6/13/16		450	502,400
Freddie Mac, 5.00%, 2/16/17		215	252,492
Tennessee Valley Authority,
5.25%, 9/15/39		975	1,131,617

			3,019,240

Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed
Securities:
Series 3068, Class VA, 5.50%,
10/15/16		642	665,134
Series 3162, Class OA, 6.00%,
10/15/26		162	163,389

			828,523

Federal Deposit Insurance Corporation Guaranteed — 0.6%
Citigroup Funding, Inc., 1.88%,
10/22/12 (i)		1,600	1,640,829
General Electric Capital Corp.:
2.00%, 9/28/12 (j)		1,000	1,027,534
2.13%, 12/21/12		410	423,055

			3,091,418

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities (c):
Series 2006-82, Class SI,
6.10%, 9/25/36	USD	3,014	$314,287
Series 2009-42, Class SI,
5.74%, 6/25/39		2,514	247,675
Series 2009-69, Class SB,
6.32%, 9/25/39		28	3,298
Series 2009-70, Class SI,
6.12%, 9/25/36		2,927	342,239
Series 2009-90, Class IA,
5.49%, 3/25/37		3,064	268,129
Series 2010-118, Class YB,
6.24%, 10/25/40		3,400	393,125
Series 2010-64, Class AS,
6.17%, 6/25/40		2,541	294,239
Ginnie Mae Mortgage-Backed Securities (c):
Series 2006-69, Class SA,
6.46%, 12/20/36		628	70,857
Series 2007-9, Class BI,
6.35%, 3/20/37		1,557	175,102
Series 2007-27, Class S,
6.16%, 5/20/37		1,172	123,419
Series 2007-36, Class SA,
6.13%, 6/20/37		798	92,215
Series 2009-16, Class SL,
7.10%, 1/20/37		1,839	212,347
Series 2009-33, Class SK,
6.14%, 5/20/39		3,225	308,781
Series 2009-66, Class US,
5.72%, 8/16/39		1,720	153,636
Series 2009-88, Class SK,
5.97%, 10/16/39		1,278	135,618
Series 2009-92, Class SL,
6.04%, 10/16/39		1,806	188,517
Series 2009-93, Class SM,
5.77%, 10/16/39		780	68,228
Series 2009-93, Class SN,
5.77%, 10/16/39		1,105	96,657
Series 2009-106, Class KS,
6.14%, 11/20/39		2,840	288,063
Series 2009-106, Class SL,
5.76%, 4/20/36		2,138	284,796
Series 2009-106, Class SU,
5.93%, 5/20/37		1,205	126,401
Series 2009-110, Class CS,
6.04%, 11/16/39		1,475	144,425

			4,332,054

Mortgage-Backed Securities — 43.6%
Fannie Mae Mortgage-Backed Securities:
3.29%, 11/01/35 (c)		1,509	1,588,131
3.50%, 10/01/40 (k)		1,800	1,812,937
4.00%, 4/01/25 - 10/15/40 (k)		73,180	75,349,777
4.50%, 10/15/40 - 11/15/40 (k)		17,900	18,630,717
4.83%, 8/01/38 (c)		923	978,069
5.00%, 10/15/25 - 10/15/40 (k)		22,900	24,163,189
5.50%, 10/15/25 - 10/15/40 (i) (k)		36,930	39,354,625
6.00%, 12/01/27 - 10/15/40 (k)		33,912	36,469,316
6.50%, 10/15/40 (k)		2,400	2,616,749
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/25 - 10/01/25 (i) (k)		18,165	19,003,529
4.50%, 10/15/40 (k)		700	727,891
5.00%, 10/15/40 (k)		2,000	2,100,624

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
5.50%, 11/15/25 - 10/15/40 USD	201	$214,158
6.00%, 1/01/34	601	655,318
Ginnie Mae Mortgage-Backed Securities:
5.00%, 11/19/40 (k)	1,000	1,061,557
6.50%, 10/15/40 (k)	1,100	1,209,312
7.50%, 3/15/32	11	12,596

		225,948,495

Total U.S. Government Sponsored Agency Securities – 45.8%		237,219,730

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21	490	742,580
8.00%, 11/15/21 (j)(l)	1,875	2,828,027
7.25%, 8/15/22 (j)	790	1,145,377
U.S. Treasury Notes:
0.38%, 8/31/12 (j)	750	749,444
1.25%, 9/30/15 (j)	18,170	18,141,473
2.63%, 8/15/20 (j)	13,425	13,550,859
8.13%, 5/15/21 (j)	1,830	2,762,729
3.50%, 2/15/39 (j)	3,635	3,516,863
4.38%, 5/15/40	334	375,125
3.88%, 8/15/40 (j)	820	847,675

Total U.S. Treasury Obligations – 8.6%		44,660,152

Total Fixed Income Securities – 77.9%		403,917,255

Preferred Securities

Capital Trusts

Capital Markets — 0.2%
Credit Suisse Guernsey Ltd.,
5.86% (c)(m)	424	403,065
Goldman Sachs Capital II,
5.79% (c)(m)	415	352,231
Lehman Brothers Holdings Capital
Trust VII, 5.86% (a)(e)(m)	130	13

		755,309

Diversified Financial Services — 0.2%
JPMorgan Chase & Co.,
7.90% (c)(m)	795	851,946

Insurance — 0.2%
Chubb Corp., 6.38%, 3/29/67 (c)	475	467,875
Lincoln National Corp., 7.00%,
5/17/66 (c)	315	296,100
The Travelers Cos., Inc., 6.25%,
3/15/67 (c)	460	441,600

		1,205,575

Total Preferred Securities – 0.6%		2,812,830

Total Long-Term Investments (Cost – $715,539,354) – 142.3%		737,691,835

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Purchased		Contracts	Value

Exchange-Traded Call Options — 0.0%
Five-Year U.S. Treasury Bond Future,
Strike Price USD 121.00, Expires
11/01/10		11	$6,961

Exchange-Traded Put Options — 0.0%
Five-Year U.S. Treasury Bond Future,
Strike Price USD 117.00, Expires
11/01/10		11	430

		Notional Amount (000)

Over-the-Counter Call Swaptions — 0.6%
Receive a fixed rate of 3.90% and
pay a floating rate based on 3-
month LIBOR, Expires 11/16/10,
Broker Goldman Sachs Bank USA	USD	6,000	694,278
Receive a fixed rate of 3.65% and
pay a floating rate based on 3-
month LIBOR, Expires 5/05/11,
Broker Credit Suisse International		3,300	275,309
Receive a fixed rate of 3.86% and
pay a floating rate based on 3-
month LIBOR Expires 5/19/11,
Broker JPMorgan Chase Bank NA		6,300	622,018
Receive a fixed rate of 4.38% and
pay a floating rate based on 3-
month LIBOR, Expires 10/24/11,
Broker Citibank NA		1,600	210,308
Receive a fixed rate of 4.39% and
pay a floating rate based on 3-
month LIBOR, Expires 5/08/12,
Broker Citibank NA		1,400	169,743
Receive a fixed rate of 3.89% and
pay a floating rate based on 3-
month LIBOR, Expires 7/09/12,
Broker Goldman Sachs Bank USA		2,300	195,378
Pay a fixed rate of 3.93% and
receive a floating rate based on 3-
month LIBOR, Expires 7/16/12,
Broker Goldman Sachs Bank USA		2,200	191,886
Receive a fixed rate of 3.70% and
pay a floating rate based on 3-
month LIBOR, Expires 8/03/12,
Broker Credit Suisse International		2,400	175,831
Receive a fixed rate of 5.20% and
pay a floating rate based on 3-
month LIBOR, Expires 4/28/15,
Broker Citibank NA		5,500	742,104

			3,276,855

Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 3.90% and
receive a floating rate based on 3-
month LIBOR, Expires 11/16/10,
Broker Goldman Sachs Bank USA		6,000	114
Pay a fixed rate of 4.02% and
receive a floating rate based on 3-
month LIBOR, Expires 5/05/11,
Broker Credit Suisse International		5,400	21,173

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.86% and
receive a floating rate based on 3-
month LIBOR, Expires 5/19/11,
Broker JPMorgan Chase Bank NA	USD	6,300	$37,346
Pay a fixed rate of 4.38% and
receive a floating rate based on 3-
month LIBOR, Expires 10/24/11,
Broker Citibank NA		1,600	12,323
Pay a fixed rate of 4.39% and
receive a floating rate based on 3-
month LIBOR, Expires 5/08/12,
Broker Citibank NA		1,400	21,850
Pay a fixed rate of 3.89% and
receive a floating rate based on 3-
month LIBOR, Expires 7/09/12,
Broker Goldman Sachs Bank USA		2,300	64,699
Pay a fixed rate of 3.93% and
receive a floating rate based on 3-
month LIBOR, Expires 7/16/12,
Broker Goldman Sachs Bank USA		2,200	60,647
Pay a fixed rate of 3.70% and
receive a floating rate based on 3-
month LIBOR, Expires 8/03/12,
Broker Credit Suisse International		2,400	82,515
Pay a fixed rate of 4.25% and
receive a floating rate based on 3-
month LIBOR, Expires 4/28/15,
Broker Citibank NA		5,500	194,084

			494,751

Total Options Purchased
(Cost – $3,148,087) – 0.7%			3,778,997

Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $718,687,441*) – 143.0%			741,470,832

TBA Sale Commitments (k)		Par (000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/25 – 10/15/40		64,000	(65,891,534)
4.50%, 10/15/40 – 11/15/40		17,800	(18,534,250)
5.00%, 10/15/25 – 10/15/40		16,500	(17,373,352)
5.50%, 10/15/25 – 10/15/40		27,100	(28,806,460)
6.00%, 12/01/27 – 10/15/40		17,200	(18,473,866)
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/25 – 10/01/25		16,800	(17,535,000)
4.50%, 10/15/40		700	(727,891)
5.00%, 10/15/40		1,900	(1,995,593)

Total TBA Sale Commitments
(Proceeds – $169,311,977) – (32.7)%			(169,337,946)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions — (0.9)%
Pay a fixed rate of 2.21% and
receive a floating rate based on 3-
month LIBOR, Expires 12/02/10,
Broker Citibank NA	USD	1,000	$(2,761)
Pay a fixed rate of 5.40% and
receive a floating rate based on
3-month LIBOR, Expires
12/18/10, Broker UBS AG		3,600	(892,299)
Pay a fixed rate of 4.06% and
receive a floating rate based on 3-
month LIBOR, Expires 5/12/11,
Broker Royal Bank of Scotland Plc		4,100	(475,100)
Pay a fixed rate of 4.06% and
receive a floating rate based on 3-
month LIBOR, Expires 5/13/11,
Broker BNP Paribas SA		2,100	(242,779)
Pay a fixed rate of 4.14% and
receive a floating rate based on 3-
month LIBOR, Expires 6/15/12,
Broker Deutsche Bank AG		2,200	(224,761)
Pay a fixed rate of 4.05% and
receive a floating rate based on 3-
month LIBOR, Expires 6/18/12,
Broker Deutsche Bank AG		2,100	(201,984)
Pay a fixed rate of 4.90% and
receive a floating rate based on 3-
month LIBOR, Expires 3/04/13,
Broker Deutsche Bank AG		2,900	(414,097)
Pay a fixed rate of 4.92% and
receive a floating rate based on 3-
month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG		4,000	(578,028)
Pay a fixed rate of 5.00% and
receive a floating rate based on 3-
month LIBOR, Expires 4/22/13,
Broker JPMorgan Chase Bank NA		3,600	(532,238)
Pay a fixed rate of 4.32% and
receive a floating rate based on 3-
month LIBOR, Expires 5/28/13,
Broker Royal Bank of Scotland Plc		3,300	(333,907)
Pay a fixed rate of 4.07% and
receive a floating rate based on 3-
month LIBOR, Expires 7/08/13,
Broker Deutsche Bank AG		900	(77,123)
Pay a fixed rate of 3.23% and
receive a floating rate based on 3-
month LIBOR, Expires 9/03/13,
Broker Citibank NA		2,800	(185,506)
Pay a fixed rate of 4.89% and
receive a floating rate based on 3-
month LIBOR, Expires 12/03/14,
Broker Deutsche Bank AG		1,600	(191,507)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.21% and
receive a floating rate based on 3-
month LIBOR, Expires 8/06/15,
Broker Goldman Sachs Bank USA USD	2,000	$(99,836)
Pay a fixed rate of 4.76% and
receive a floating rate based on 3-
month LIBOR, Expires 5/30/17,
Broker JPMorgan Chase Bank NA	1,900	(192,622)

		(4,644,548)

Over-the-Counter Put Swaptions — (0.2)%
Receive a fixed rate of 1.96% and
pay a floating rate based on 3-
month LIBOR, Expires 11/30/10,
Broker Deutsche Bank AG	2,500	(3,475)
Receive a fixed rate of 2.10% and
pay a floating rate based on 3-
month LIBOR, Expires 12/02/10,
Broker Citibank NA	8,900	(89)
Receive a fixed rate of 3.21% and
pay a floating rate based on 3-
month LIBOR, Expires 12/02/10,
Broker Citibank NA	1,000	(2,057)
Receive a fixed rate of 5.40% and
pay a floating rate based on 3-
month LIBOR, Expires 12/18/10,
Broker UBS AG	3,600	(36)
Receive a fixed rate of 4.06% and
pay a floating rate based on 3-
month LIBOR, Expires 5/12/11,
Broker Royal Bank of Scotland Plc	4,100	(16,011)
Receive a fixed rate of 4.06% and
pay a floating rate based on 3-
month LIBOR, Expires 5/13/11,
Broker BNP Paribas SA	2,100	(8,312)
Receive a fixed rate of 4.14% and
pay a floating rate based on 3-
month LIBOR, Expires 6/15/12,
Broker Deutsche Bank AG	2,200	(47,315)
Receive a fixed rate of 4.05% and
pay a floating rate based on 3-
month LIBOR, Expires 6/18/12,
Broker Deutsche Bank AG	2,100	(49,052)
Receive a fixed rate of 4.00% and
pay a floating rate based on 3-
month LIBOR, Expires 8/13/12,
Broker Morgan Stanley Capital
Services, Inc.	4,100	(112,028)
Receive a fixed rate of 4.90% and
pay a floating rate based on 3-
month LIBOR, Expires 3/04/13,
Broker Deutsche Bank AG	2,900	(58,249)
Receive a fixed rate of 4.92% and
pay a floating rate based on 3-
month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG	4,000	(79,132)
Receive a fixed rate of 5.00% and
pay a floating rate based on 3-
month LIBOR, Expires 4/22/13,
Broker JPMorgan Chase Bank NA	3,600	(73,008)

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.32% and
pay a floating rate based on 3-
month LIBOR, Expires 5/28/13,
Broker Royal Bank of Scotland Plc	USD	3,300	$(110,834)
Receive a fixed rate of 4.07% and
pay a floating rate based on 3-
month LIBOR, Expires 7/08/13,
Broker Deutsche Bank AG		900	(37,217)
Receive a fixed rate of 5.12% and
pay a floating rate based on 3-
month LIBOR, Expires 9/03/13,
Broker Citibank NA		2,800	(173,888)
Receive a fixed rate of 4.89% and
pay a floating rate based on 3-
month LIBOR, Expires 12/03/14,
Broker Deutsche Bank AG		1,600	(61,109)
Receive a fixed rate of 4.47% and
pay a floating rate based on 3-
month LIBOR, Expires 8/05/15,
Broker JPMorgan Chase Bank NA		4,000	(109,864)
Receive a fixed rate of 4.21% and
pay a floating rate based on 3-
month LIBOR, Expires 8/06/15,
Broker Goldman Sachs Bank USA		2,000	(62,228)
Receive a fixed rate of 4.76% and
pay a floating rate based on 3-
month LIBOR, Expires 5/30/17,
Broker JPMorgan Chase Bank NA		1,900	(102,030)

			(1,105,934)

Total Options Written
(Premiums Received – $4,252,572) – (1.1)%			(5,750,482)

Total Investments, Net of TBA Sale Commitments
and Options Written – 109.2%			566,382,404
Liabilities in Excess of Other Assets – (9.2)%			(47,951,963)

Net Assets – 100.0%			$518,430,441

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost		$725,532,511

	Gross unrealized appreciation		$36,433,597
	Gross unrealized depreciation		$(20,495,276)

	Net unrealized appreciation		$15,938,321

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

I	Variable rate security. Rate shown is as of report date.

(d)	Amount is less than $1,000.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty	Value	Unrealized Appreciation

	Morgan Stanley Capital Services, Inc.	$516,214	6,341
	UBS AG	$1,309,438	—

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

			Unrealized
		Market	Appreciation
	Counterparty	Value	(Depreciation)

	BNP Paribas	$(4,764,218)	$5,079
	Bank of America NA	$(2,105,000)	$3,125
	Citigroup Global Markets, Inc.	$11,802,259	$40,279
	Credit Suisse Securities LLC	$(13,821,250)	$(40,766)
	Deutsche Bank Securities, Inc.	$(84,770)	$24,808
	Goldman Sachs & Co.	$2,694,058	$(34,512)
	Greenwich Financial	$9,337,845	$(19,421)
	JPMorgan Securities, Ltd.	$2,154,687	$30,718
	Morgan Stanley Capital Services, Inc.	$(2,185,689)	$10,619
	Normura Securities International, Inc.	$2,948,686	$22,050
	UBS AG	$(2,906,108)	$(7,975)
	Wells Fargo Bank, NA	$(2,698,773)	$(27,613)

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(m)	Security is perpetual in nature and has no stated maturity date.

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

						Unrealized
					Notional	Appreciation
	Contracts	Issue	Exchange	Expiration Date	Value	(Depreciation)

	291	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$36,725,986	$(46,345)
	31	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$4,078,343	66,938
	7	Euro-Bund	Eurex	December 2010	$1,245,016	9,190

	Total					$29,783

•	Financial futures contracts sold as of September 30, 2010 were as follows:

						Unrealized
					Notional	Appreciation
	Contracts	Issue	Exchange	Expiration Date	Value	(Depreciation)

	16	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$3,511,720	$(30)
	56	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$6,767,910	(653)
	36	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$5,100,403	14,278
	12	Euro-Dollar Futures	American Gold Coin	December 2010	$2,987,509	(1,691)
	30	Euro-Dollar Futures	American Gold Coin	March 2011	$7,463,404	(5,846)
	25	Euro-Dollar Futures	American Gold Coin	June 2011	$6,211,419	(8,269)
	26	Euro-Dollar Futures	American Gold Coin	September 2011	$6,441,876	(20,424)
	72	Euro-Dollar Futures	American Gold Coin	December 2011	$17,812,629	(61,371)
	20	Euro-Dollar Futures	American Gold Coin	March 2012	$4,949,968	(8,282)
	12	Euro-Dollar Futures	American Gold Coin	June 2012	$2,964,667	(5,783)
	9	Euro-Dollar Futures	American Gold Coin	September 2012	$2,219,688	(4,775)
	8	Euro-Dollar Futures	American Gold Coin	December 2012	$1,969,515	(4,285)
	8	Euro-Dollar Futures	American Gold Coin	March 2013	$1,966,215	(4,285)
	4	Euro-Dollar Futures	American Gold Coin	June 2013	$981,314	(2,036)
	2	Euro-Dollar Futures	American Gold Coin	September 2013	$490,419	(306)

	Total					$(113,758)

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

	USD	444,217	GBP	291,000	Citibank NA	10/20/10	$(12,847)
	USD	228,279	EUR	179,500	Citibank NA	11/17/10	(16,331)

	Total						$(29,178)

•	Credit default swaps on single-name issuers - buy protection outstanding as of September 30, 2010 were as follows:

		Pay			Notional
		Fixed		Expiration	Amount	Unrealized
	Issuer	Rate	Counterparty	Date	(000)	Depreciation

	Radio Shack Corp.	1.16%	UBS AG	December 2010	$665	$(291)
	Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	$695	(3,133)
	NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	$30	(929)
	NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	$40	(1,103)
	Radian Group, Inc.	5.00%	Citibank NA	March 2013	$720	(11,072)
	Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	$690	(1,064)
	NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	$160	(8,290)
	Radian Group, Inc.	5.00%	Citibank NA	June 2015	$720	(8,017)
	MGIC Investment Corp.	5.00%	Citibank NA	December 2015	$430	(5,352)
	Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$340	(154,316)
	Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$340	(155,696)
	The PMI Group, Inc.	5.00%	Citibank NA	September 2016	$720	(4,644)

	Total					$(353,907)

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2010 were as follows:

		Pay			Notional	Unrealized
		Fixed		Expiration	Amount	Appreciation
	Issuer	Rate	Counterparty	Date	(000)	(Depreciation)

	Dow Jones CDX North America High Yield Series 14	5.00%	Citibank NA	June 2015	$700	$(19,164)
	Dow Jones CDX North America High Yield Series 14	5.00%	Deutsche Bank AG	June 2015	$550	(16,326)
	Dow Jones CDX North America High Yield Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$550	(16,663)
	Dow Jones CDX North America High Yield Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$380	(11,280)
	Dow Jones CDX North America High Yield Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$550	(16,663)
	Dow Jones CDX North America High Yield Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$320	(9,337)
	Dow Jones CDX North America High Yield Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$1,170	(37,041)
	Dow Jones CDX North America High Yield Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$780	(10,346)
	Dow Jones CDX North America Investment Grade High Volatility Index	1.00%	Citibank NA	June 2015	$1,600	(9,278)
	Dow Jones CDX North America Investment Grade Index Series 14	1.00%	Citibank NA	June 2015	$1,600	(7,851)
	Dow Jones CDX North America Investment Grade Index Series 14	1.00%	Citibank NA	June 2015	$1,740	(8,717)
	ABX Home Equity 06-2 AAA Index	0.11%	Credit Suisse International	May 2046	$1,367	(27,864)
	ABX Home Equity 06-2 AAA Index	0.11%	JPMorgan Chase Bank NA	May 2046	$1,367	2,215

	Total					$(188,315)

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2010 were as follows:

		Receive				Notional
		Fixed		Expiration	Credit	Amount	Unrealized
	Issuer	Rate	Counterparty	Date	Rating[1]	(000)[2]	Depreciation

MCDX North America
	Series 14	0.00%	Goldman Sachs International	June 2020	AA	$560	$(19,793)

[1] Using Standard and Poor’s rating.
[2] The maximum potential amount the Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

					Notional	Unrealized
	Fixed	Floating			Amount	Appreciation
	Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

	0.68% (a)	3-month LIBOR	Deutsche Bank AG	September 2012	$3,500	$(5,446)
	1.96% (b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2015	$3,200	76,313
	1.64% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2015	$4,600	(36,658)
	1.62% (a)	3-month LIBOR	Deutsche Bank AG	August 2015	$4,500	(30,496)
	1.71% (a)	3-month LIBOR	Citibank NA	September 2015	$5,210	(53,296)
	1.69% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$4,000	35,956
	3.80% (b)	3-month LIBOR	Citibank NA	April 2020	$1,500	167,798
	2.93% (b)	3-month LIBOR	Citibank NA	July 2020	$200	6,788
	2.68% (b)	3-month LIBOR	Citibank NA	August 2020	$800	9,064
	2.68% (b)	3-month LIBOR	Deutsche Bank AG	August 2020	$1,800	20,393
	2.57% (b)	3-month LIBOR	Deutsche Bank AG	August 2020	$600	982
	2.50% (a)	3-month LIBOR	Deutsche Bank AG	August 2020	$5,800	31,771
	4.12% (a)	3-month LIBOR	Goldman Sachs International	August 2020	$1,800	(168,556)
	2.53% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,000	(2,696)
	2.56% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,200	574
	2.61% (b)	3-month LIBOR	Citibank NA	September 2020	$2,900	13,450
	4.13% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$11,400	(1,084,614)
	2.77% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,200	(22,194)
	2.82% (a)	3-month LIBOR	Citibank NA	September 2020	$300	(6,839)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Interest rate swaps outstanding as of September 30, 2010 were as follows (concluded):

					Notional Amount (000)	Unrealized
	Fixed	Floating				Appreciation
	Rate	Rate	Counterparty	Expiration		(Depreciation)

	2.70% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,100	$(13,734)
	2.68% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,400	(14,951)
	2.80% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2020	$600	(12,638)
	2.62% (a)	3-month LIBOR	UBS AG	September 2020	$1,200	(5,881)
	2.62% (a)	3-month LIBOR	Credit Suisse International	September 2020	$1,600	(8,058)
	2.69% (a)	3-month LIBOR	Citibank NA	September 2020	$2,700	(29,290)
	2.70% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$700	(8,226)
	2.70% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$6,300	77,170
	2.57% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$500	(347)
	2.60% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,200	7,138
	2.55% (a)	3-month LIBOR	UBS AG	September 2020	$800	1,099
	2.59% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,000	2,110
	3.48% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$700	(20,137)
	3.50% (a)	3-month LIBOR	Deutsche Bank AG	September 2040	$1,100	(36,186)

	Total					$(1,109,637)

	(a) Pays fixed interest rate and receives floating rate.
	(b) Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of September 30, 2010 were as follows:

				Notional	Unrealized
	Interest			Amount	Appreciation
	Rate Payable	Counterparty	Expiration	(000)	(Depreciation)

	6.50%	Credit Suisse International	January 2038	$2,115	$(11,166	) (c)
	6.50%	Goldman Sachs International	January 2038	$962	(7,228	) (c)
	6.50%	JPMorgan Chase Bank NA	January 2038	$962	(3,253	) (c)
	6.50%	JPMorgan Chase Bank NA	January 2038	$2,500	(6,770	) (c)
	5.50%	Goldman Sachs International	January 2039	$1,825	20,774	(d)

	Total				$(7,643)

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.
(d)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount

	Credit Suisse Securities LLC	0.19%	3/11/10	Open	$1,134,162	$1,132,954
	Credit Suisse Securities LLC	0.23%	3/11/10	Open	2,365,587	2,363,065
	Credit Suisse Securities LLC	0.24%	7/23/10	Open	1,400,706	1,400,062
	Credit Suisse Securities LLC	0.24%	7/26/10	Open	329,211	329,062
	Credit Suisse Securities LLC	0.28%	8/13/10	Open	1,001,899	1,001,525
	JPMorgan Securities, Ltd.	(0.02)%	9/10/10	Open	2,875,061	2,874,919
	Barclays Capital, Inc.	0.25%	9/20/10	Open	2,002,675	2,002,494
	Barclays Capital, Inc.	0.17%	9/21/10	Open	11,356,014	11,355,531
	Barclays Capital, Inc.	0.20%	9/23/10	Open	749,095	749,062
	Morgan Stanley Capital Services, Inc.	0.00%	9/29/10	9/30/10	8,528,778	8,528,724
	Barclays Capital, Inc.	0.06%	9/29/10	Open	5,687,119	5,687,100
	Barclays Capital, Inc.	0.22%	9/29/10	Open	6,689,040	6,688,958
	Morgan Stanley Capital Services, Inc.	0.22%	9/29/10	10/01/10	6,279,934	6,279,896
	Barclays Capital, Inc.	0.19%	9/30/10	Open	3,048,766	3,048,750
	Credit Suisse Securities LLC	0.28%	9/30/10	Open	17,907,727	17,907,588
	Bank of America NA	0.40%	9/30/10	Open	3,572,815	3,572,775

	Total				$74,928,589	$74,922,465

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investment in Securities:
Long-Term Investments:
Common Stocks	$330,961,750	—	—	$330,961,750
Asset-Backed
Securities	—	$17,267,240	—	17,267,240
Corporate Bonds	—	59,570,676	—	59,570,676
Foreign Agency
Obligations	—	4,878,220	—	4,878,220
Non-Agency Mortgage-
Backed Securities	—	32,842,759	$2,752,038	35,594,797
Taxable Municipal
Bonds	—	4,726,440	—	4,726,440
U.S. Government
Sponsored Agency
Securities	—	237,219,730	—	237,219,730
U.S. Treasury
Obligations	—	44,660,152	—	44,660,152
Preferred Securities	—	2,812,830	—	2,812,830
Liabilities:
Investment in Securities:
Long-Term Investments:
TBA Sale
Commitments	—	(169,337,946)	—	(169,337,946)

Total	$330,961,750	$234,640,101	$2,752,038	$568,353,889

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$2,215	—	$2,215
Interest rate contracts	$97,797	4,222,212	20,774	4,340,783
Liabilities:
Credit contracts	—	(544,437)	(19,793)	(564,230)
Foreign currency exchange
contracts	—	(29,178)	—	(29,178)
Interest rate contracts	(174,381)	(7,310,725)	(28,417)	(7,513,523)

Total	$(76,584)	$(3,659,913)	(27,436)	$(3,763,933)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	15

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total

	Assets:
	Balance, as of December 31, 2009	$199,500	$2,056,364	$2,255,864
	Accrued discounts/premium	—	—	—
	Realized gain (loss)	—	6,524	6,524
	Change in unrealized appreciation/depreciation[2]	29,758	2,112	31,870
	Purchases	—	—	—
	Sales	—	(1,165,000)	(1,165,000)
	Transfers in3	—	1,852,038	1,852,038
	Transfers out[3]	(229,258)	—	(229,258)

	Balance, as of September 30, 2010	$—	$2,752,038	$2,752,038

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $4,500.

	The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

		Credit Contracts	Interest Rate Contracts

	Assets/Liabilities:
	Balance, as of December 31, 2009	—	$(71,419)
	Accrued discounts/premiums	—	—
	Net realized gain (loss)	—	(27,680)
	Net change in unrealized appreciation/depreciation	—	72,108
	Purchases	—	—
	Sales	—	26,991
	Transfers in3	$(19,793)	(7,643)
	Transfers out[3]	—	—

	Balance, as of September 30, 2010	$(19,793)	$(7,643)

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	51,100	$3,407,859

Airlines — 2.8%
Delta Air Lines, Inc. (a)	261,400	3,042,696
UAL Corp. (a)	53,600	1,266,568

		4,309,264

Automobiles — 0.8%
Ford Motor Co. (a)	105,700	1,293,768

Beverages — 2.4%
The Coca-Cola Co.	63,700	3,727,724

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	12,100	778,756
Amgen, Inc. (a)	19,700	1,085,667
Dendreon Corp. (a)	28,600	1,177,748

		3,042,171

Capital Markets — 0.8%
Jefferies Group, Inc. New Shares	54,000	1,225,260

Chemicals — 0.8%
Ecolab, Inc.	24,900	1,263,426

Commercial Banks — 1.2%
Wells Fargo & Co.	73,700	1,852,081

Communications Equipment — 4.0%
Cisco Systems, Inc. (a)	112,700	2,468,130
F5 Networks, Inc. (a)	17,700	1,837,437
QUALCOMM, Inc.	40,100	1,809,312

		6,114,879

Computers & Peripherals — 8.6%
Apple, Inc. (a)	32,700	9,278,625
NetApp, Inc. (a)	61,400	3,057,106
Seagate Technology (a)	72,900	858,762

		13,194,493

Consumer Finance — 1.0%
American Express Co.	37,100	1,559,313

Diversified Financial Services — 1.8%
Moody's Corp. (b)	108,100	2,700,338

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	30,900	1,007,031

Energy Equipment & Services — 1.9%
Schlumberger Ltd.	47,000	2,895,670

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc. (a)	46,600	1,729,326

Health Care Providers & Services — 3.1%
Express Scripts, Inc. (a)	61,700	3,004,790

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Lincare Holdings, Inc.	68,950	$1,729,955

		4,734,745

Health Care Technology — 1.2%
Cerner Corp. (a)	22,500	1,889,775

Hotels, Restaurants & Leisure — 5.1%
Ctrip.com International Ltd. –
ADR (a)	36,100	1,723,775
Darden Restaurants, Inc.	5,000	213,900
Las Vegas Sands Corp. (a)	76,900	2,679,965
Starbucks Corp.	69,100	1,767,578
Starwood Hotels & Resorts
Worldwide, Inc.	27,700	1,455,635

		7,840,853

Household Durables — 0.6%
Stanley Black & Decker, Inc.	14,900	913,072

Household Products — 2.3%
The Procter & Gamble Co.	58,600	3,514,242

Internet & Catalog Retail — 4.6%
Amazon.com, Inc. (a)	29,800	4,680,388
NetFlix, Inc. (a)	15,200	2,464,832

		7,145,220

Internet Software & Services — 5.7%
Akamai Technologies, Inc. (a)	25,700	1,289,626
Baidu.com, Inc. - ADR (a)	17,400	1,785,588
Google, Inc., Class A (a)	10,900	5,731,111

		8,806,325

IT Services — 1.2%
Cognizant Technology Solutions
Corp. (a)	29,800	1,921,206

Life Sciences Tools & Services — 2.5%
Covance, Inc. (a)	46,300	2,166,377
Illumina, Inc. (a)	33,900	1,667,880

		3,834,257

Machinery — 8.8%
Caterpillar, Inc.	11,000	865,480
Cummins, Inc.	25,400	2,300,732
Danaher Corp.	97,700	3,967,597
Joy Global, Inc.	42,800	3,009,696
PACCAR, Inc.	71,000	3,418,650

		13,562,155

Media — 1.4%
CBS Corp., Class B	133,400	2,115,724

Metals & Mining — 1.3%
Agnico-Eagle Mines Ltd.	10,100	717,403

Portfolio Abbreviation

ADR      American Depositary Receipts

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold,
Inc., Class B	14,500	$1,238,155

		1,955,558

Multiline Retail — 3.3%
Kohl's Corp. (a)	50,200	2,644,536
Target Corp.	44,400	2,372,736

		5,017,272

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	31,500	1,797,075
EOG Resources, Inc.	29,000	2,696,130
Massey Energy Co.	67,200	2,084,544

		6,577,749

Personal Products — 1.4%
Avon Products, Inc.	66,600	2,138,526

Pharmaceuticals — 1.9%
Abbott Laboratories	55,100	2,878,424

Professional Services — 1.0%
Manpower, Inc.	29,000	1,513,800

Semiconductors & Semiconductor Equipment — 4.9%
Altera Corp.	47,700	1,438,632
Broadcom Corp., Class A	46,800	1,656,252
Cree, Inc. (a)	25,800	1,400,682
Lam Research Corp. (a)	36,600	1,531,710
Micron Technology, Inc. (a)	212,700	1,533,567

		7,560,843

Software — 10.2%
Check Point Software Technologies
Ltd. (a)	72,100	2,662,653
Microsoft Corp.	171,400	4,197,586
Oracle Corp.	90,900	2,440,665
Red Hat, Inc. (a)	56,500	2,316,500
Salesforce.com, Inc. (a)	25,300	2,828,540
VMware, Inc. (a)	14,400	1,223,136

		15,669,080

Specialty Retail — 1.8%
Home Depot, Inc.	61,400	1,945,152
Urban Outfitters, Inc. (a)	28,300	889,752

		2,834,904

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc. (a)	27,800	1,142,580

Total Common Stocks – 99.4%		152,888,913

Total Long-Term Investments
(Cost – $122,039,666) – 99.4%		152,888,913

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (c)(d)	1,244,847	$1,244,847

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC
Money Market Series,
0.36% (c)(d)(e)	$2,470	2,470,000

Total Short-Term Securities
(Cost – $3,714,847) – 2.4%		3,714,847

Total Investments
(Cost – $125,754,513*) – 101.8%		156,603,760

Liabilities in Excess of Other Assets – (1.8)%		(2,718,937)

Net Assets – 100.0%		$153,884,823

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:
	Aggregate cost	$128,430,422

	Gross unrealized appreciation	$30,953,601
	Gross unrealized depreciation	(2,780,263)

	Net unrealized appreciation	$28,173,338

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2009	Net Activity	Shares/Beneficial Interest Held at September 30, 2010	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	487,049	757,798	1,244,847	$1,095
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$9,222,200	$(6,752,200)	$2,470,000	$8,766

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term
Investements[1]	$152,888,913	—	—	$152,888,913
Short Term
Securities	$1,244,847	$2,470,000	—	$3,714,847

Total	$154,133,760	$2,470,000	—	$156,603,760

[1]See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Consolidated Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.7%
BHP Billiton Ltd.	30,000	$1,143,522
CSL Ltd.	10,252	327,965
Newcrest Mining Ltd.	5,552	212,485
Rio Tinto Ltd.	2,367	175,899
Telstra Corp. Ltd.	59,156	150,047

		2,009,918

Austria — 0.0%
Telekom Austria AG	5,545	83,605

Belgium — 0.1%
RHJ International (a)	31,800	262,459
RHJ International - ADR (a)(b)	11,100	91,549

		354,008

Brazil — 2.1%
All America Latina Logistica SA	15,230	155,360
Banco do Brasil SA	3,100	58,427
Banco Itau Holding Financeira SA,
Preference Shares	13,200	313,851
Banco Santander Brasil SA	11,600	157,341
Cia Brasileira de Distribuicao
Grupo Pao de Acucar,
Preference Shares	14,798	508,222
Cia Brasileira, Preference 'B'
Shares (a)	289	9,925
Cia Energetica de Minas
Gerais - ADR	4,797	78,623
Cosan Ltd.	24,000	278,160
Cyrela Brazil Realty SA	29,200	411,941
Hypermarcas SA (a)	55,600	853,059
MRV Engenharia e
Participacoes SA	28,000	268,913
NET Servicos de Comunicacao SA,
Preference Shares (a)	12,200	158,989
Petroleo Brasileiro SA - ADR	58,581	1,922,628
SLC Agricola SA	23,700	260,952
Usinas Siderurgicas de Minas
Gerais SA, Preference 'A' Shares	6,600	88,468
Vale SA, Preference 'A' Shares	18,000	493,192
Vivo Participacoes SA - ADR	19,575	531,853

		6,549,904

Canada — 3.1%
Agrium, Inc.	5,800	434,942
Alamos Gold, Inc.	18,980	323,558
BCE, Inc.	900	29,250
Barrick Gold Corp.	22,104	1,023,194
Canadian Natural Resources Ltd.	10,000	346,000
Canadian Pacific Railway Ltd.	4,790	292,642
Canadian Pacific Railway Ltd.	4,560	277,841
Cenovus Energy, Inc.	310	8,919
Daylight Energy Ltd.	24,790	237,323
Eldorado Gold Corp.	33,974	628,035
Goldcorp, Inc.	25,507	1,110,065
IAMGOLD Corp.	39,527	700,023
IAMGOLD, International African
Mining Gold Corp.	14,017	248,216
Kinross Gold Corp.	13,658	256,634
Kinross Gold Corp.	49,151	921,969
Potash Corp. of
Saskatchewan, Inc.	1,220	175,729
Research In Motion Ltd. (a)	600	29,214
Rogers Communications, Inc.,
Class B	6,900	258,267
Silver Wheaton Corp. (a)	16,200	431,730
Sino-Forest Corp. (a)	18,580	309,516
Suncor Energy, Inc.	5,495	178,912
TELUS Corp.	2,530	112,423
Talisman Energy, Inc.	4,500	78,725
Teck Resources Ltd., Class B	700	28,812
Thomson Reuters Corp.	400	15,012
Vittera, Inc. (a)	7,800	68,077
Yamana Gold, Inc.	76,159	868,252
		9,393,280

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	KRW	South Korean Won
AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	SPDR	Standard & Poor's Depositary Receipts
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
GDR	Global Depositary Receipts	TWD	Taiwan Dollar
HKD	Hong Kong Dollar	USD	US Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chile — 0.1%
Banco Santander Chile SA - ADR	2,000	$193,100
Sociedad Quimica y Minera de
Chile SA	3,000	144,720

		337,820

China — 1.7%
Beijing Enterprises Holdings Ltd.	135,820	964,877
CSR Corp. Ltd.	81,600	77,285
Chaoda Modern Agriculture
Holdings Ltd.	522,016	434,413
China BlueChemical Ltd.	195,200	141,493
China Communications Services
Corp. Ltd.	3,100	1,835
China Huiyan Juice Group Ltd.	41,000	28,633
China Life Insurance Co. Ltd.	48,300	191,285
China Life Insurance Co. Ltd. - ADR	3,380	201,042
China Mobile Ltd.	83,600	855,222
China Pacific Insurance
Group Co. Ltd.	23,300	87,269
China Resources Gas Group Ltd.	50,000	73,336
China Shenhua Energy Co. Ltd.,
Class H	44,679	183,997
China Telecom Corp., Ltd.	240,000	131,286
China Unicom Ltd.	89,500	130,880
Dongfeng Motor Group Co. Ltd.	21,500	43,751
Guangshen Railway Co. Ltd.	328,600	122,201
Guangzhou Automobile
Group Co. Ltd.	148,133	255,071
Jiangsu Express	28,000	29,379
Mindray Medical
International Ltd. - ADR	1,900	56,183
Ping An Insurance Group Co. of
China Ltd.	14,494	147,151
Tianjin Development Holdings Ltd.	584,779	452,080
Tianjin Port Development
Holdings Ltd.	946,800	221,622
Xiamen International Port Co. Ltd.	310,600	58,234
Zhongsheng Group
Holdings Ltd. (a)	93,800	225,555

		5,114,080

Egypt — 0.1%
Telecom Egypt	81,361	249,986

Finland — 0.1%
Fortum Oyj	7,700	201,672
Nokia Oyj - ADR	2,400	24,072

		225,744

France — 0.9%
AXA SA	8,297	145,458
AXA SA - ADR	300	5,214
BNP Paribas SA	5,100	363,994
Cie Generale d'Optique Essilor
International SA	7,519	517,774
France Telecom SA	17,866	386,413
Sanofi-Aventis	5,600	372,769
Sanofi-Aventis - ADR	793	26,367
Technip SA	900	72,522
Total SA	7,119	367,846
Total SA - ADR	9,000	464,400
Vivendi SA	3,300	90,448

		2,813,205

Germany — 0.3%
Allianz AG, Registered Shares	808	91,286
Bayer AG	2,730	190,282
Bayer AG - ADR	200	13,934
Bayerische Motoren Werke AG	1,200	84,173
Deutsche Telekom AG	1,900	25,897
Kabel Deutschland Holding AG (a)	5,000	198,353
Volkswagen AG, Preference Shares	2,924	352,729

		956,654

Hong Kong — 0.7%
Cheung Kong Holdings Ltd.	17,000	257,069
Cheung Kong Infrastructure
Holdings Ltd.	32,500	128,942
China Dongxiang Group Co.	229,601	132,131
China Gas Holdings Ltd.	43,100	23,104
HSBC Holdings Plc, Hong Kong
Registered	18,100	183,516
Hutchison Whampoa Ltd.	30,370	282,562
The Link Real Estate Investment
Trust	175,564	520,926
Ports Design Ltd.	800	2,204
Shougang Concord International
Enterprises Co. Ltd. (a)	342,200	62,334
Sinopharm Group Co.	30,700	126,388
Wharf Holdings Ltd.	40,450	259,444

		1,978,620

India — 1.0%
Adani Enterprises Ltd.	23,575	347,191
Adani Power Ltd. (a)	68,100	202,969
Bharat Heavy Electricals Ltd.	10,160	560,147
Container Corp. of India	2,240	64,749
Housing Development
Finance Corp.	38,820	632,585
Larsen & Toubro Ltd.	5,500	251,032
Reliance Industries Ltd.	17,480	383,963
State Bank of India Ltd.	6,880	495,924

		2,938,560

Indonesia — 0.2%
Bumi Resources Tbk PT	799,634	190,055
Telekomunikasi Indonesia Tbk PT	307,900	317,597

		507,652

Ireland — 0.4%
Accenture Plc	581	24,687
Covidien Plc	4,495	180,654
Ingersoll-Rand Plc	600	21,426
Seagate Technology (a)	1,400	16,492
XL Group Plc	38,377	831,246

		1,074,505

Israel — 0.2%
AFI Development Plc - GDR (a)	30,700	26,249
Teva Pharmaceutical
Industries Ltd. - ADR	9,271	489,045

		515,294

Italy — 0.4%
Assicurazioni Generali SpA	2,400	48,454
Eni SpA	14,600	315,468
Intesa Sanpaolo SpA	103,600	337,478
Telecom Italia SpA	80,000	112,069

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Italy (concluded)
Unicredit SpA	166,600	$426,648

		1,240,117

Japan — 6.2%
Aisin Seiki Co., Ltd.	5,320	166,485
Astellas Pharma, Inc.	4,290	155,236
The Bank of Kyoto Ltd.	14,590	118,327
Bridgestone Corp.	2,800	51,054
Canon, Inc.	10,931	510,544
Coca-Cola Central Japan Co., Ltd.	4,427	59,659
Coca-Cola West Holdings Co., Ltd.	12,718	214,936
Daihatsu Motor Co., Ltd.	10,500	140,547
Daikin Industries Ltd.	1,000	37,632
Daiwa House Industry Co., Ltd.	12,870	129,950
Denso Corp.	6,130	182,109
East Japan Railway Co.	10,162	613,971
Fanuc Ltd.	1,500	191,461
Fuji Heavy Industries Ltd.	45,260	289,349
Fujitsu Ltd.	9,620	67,684
Futaba Industrial Co., Ltd. (a)	12,770	82,664
Hitachi Chemical Co., Ltd.	9,000	168,243
Hokkaido Coca-Cola
Bottling Co., Ltd.	3,900	19,481
Honda Motor Co., Ltd.	10,140	360,823
Hoya Corp.	16,901	412,746
Inpex Corp.	95	446,889
JGC Corp.	18,080	314,906
KDDI Corp.	116	554,557
Kinden Corp.	13,740	124,514
Kirin Holdings Co., Ltd.	23,790	338,671
Komatsu Ltd.	3,900	90,730
Kubota Corp.	55,680	510,680
Kuraray Co., Ltd.	12,320	155,909
Kyowa Hakko Kirin Co. Ltd.	15,370	152,484
Mikuni Coca-Cola Bottling Co., Ltd.	9,700	84,791
Mitsubishi Corp.	37,790	897,857
Mitsubishi Tanabe Pharma Corp.	9,000	146,750
Mitsubishi UFJ Financial
Group, Inc.	62,820	291,667
Mitsui & Co., Ltd.	44,220	657,505
Mitsui OSK Lines Ltd.	22,330	140,495
Mitsui Sumitomo Insurance
Group Holdings, Inc.	27,915	642,356
Murata Manufacturing Co., Ltd.	4,840	255,924
NGK Insulators Ltd.	6,600	109,962
NKSJ Holdings, Inc. (a)	58,450	366,234
NTT DoCoMo, Inc.	555	926,931
NTT Urban Development Co.	97	81,585
Nintendo Co., Ltd.	570	142,963
Nippon Electric Glass Co.	6,040	82,561
Nippon Telegraph &
Telephone Corp.	7,010	307,054
Nomura Holdings, Inc.	23,810	114,549
Okumura Corp.	46,270	156,705
Rinnai Corp.	2,750	161,943
Rohm Co., Ltd.	3,060	189,509
Sekisui House Ltd.	36,930	332,357
Seven & I Holdings Co., Ltd.	18,490	433,612
Shin-Etsu Chemical Co., Ltd.	12,720	620,700
Shionogi & Co., Ltd.	10,020	183,008
Sony Corp. - ADR	600	18,552
Sony Financial Holdings, Inc.	31	100,918
Sumitomo Chemical Co., Ltd.	163,330	717,010
Sumitomo Electric Industries Ltd.	11,900	145,133
Sumitomo Mitsui Financial
Group, Inc.	7,100	206,907
Suzuki Motor Corp.	27,461	578,816
TDK Corp.	2,660	148,640
Tadano Ltd.	4,000	19,950
Terumo Corp.	2,800	148,648
Toda Corp.	42,300	139,036
Toho Co., Ltd.	10,700	172,087
Tokio Marine Holdings, Inc.	31,102	838,901
Tokyo Gas Co., Ltd.	80,581	366,481
Toyota Industries Corp.	15,414	412,678
Toyota Motor Corp.	6,900	247,301
Ube Industries Ltd.	65,300	144,864
West Japan Railway Co.	58	208,271

		18,603,452

Kazakhstan — 0.1%
KazMunaiGas Exploration
Production - GDR	25,300	447,051

Luxembourg — 0.0%
Millicom International Cellular SA	900	86,355

Malaysia — 0.4%
Axiata Group Bhd (a)	123,750	175,714
British American Tobacco
Malaysia Bhd	8,200	128,692
IOI Corp. Bhd	37,461	66,363
PLUS Expressways Bhd	201,654	272,318
Telekom Malaysia Bhd	44,200	48,980
Tenaga Nasional Bhd	66,087	188,837
YTL Power International	507,303	376,385

		1,257,289

Mexico — 0.2%
America Movil, SA de CV - ADR	8,302	442,746
Fomento Economico Mexicano, SA
de CV - ADR	2,000	101,460

		544,206

Netherlands — 0.1%
Koninklijke KPN NV	10,905	168,960
Koninklijke Philips Electronics NV	5,400	169,911
Koninklijke Philips Electronics NV,
New York Registered Shares	1,100	34,452
Unilever NV - ADR	2,500	74,700

		448,023

Norway — 0.1%
DnB NOR ASA	13,300	181,552
Statoil ASA	12,600	263,722

		445,274

Philippines — 0.1%
Philippine Long Distance
Telephone Co. - ADR	2,600	155,636

Poland — 0.0%
Powszechny Zaklad
Ubezpieczen SA	700	98,732

Russia — 1.2%
AFI Development Plc, Class B (a)	30,700	25,327

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Russia (concluded)
Federal Hydrogenerating Co.	1,942,281	$99,445
Kuzbassrazrezugol (a)	537,062	187,972
LSR Group - GDR (a)(b)	50,500	272,700
MMC Norilsk Nickel - ADR	8,958	152,734
Magnitogorsk Iron & Steel
Works - GDR	11,400	147,858
Novorossiysk Commercial Sea
Port - GDR	44,500	421,860
OAO Rosneft Oil Co. - GDR (a)	17,300	115,391
Polyus Gold Co. ZAO - ADR	21,000	539,700
RusHydro - ADR (a)	142,008	731,341
Sberbank	272,200	763,521
Uralkali - GDR	900	19,755
VimpelCom Ltd. - ADR (a)	17,400	258,390

		3,735,994

Singapore — 0.9%
CapitaLand Ltd.	41,300	127,455
DBS Group Holdings Ltd.	14,510	155,236
Fraser and Neave Ltd.	64,400	318,135
Keppel Corp. Ltd.	52,600	359,087
MobileOne Ltd.	98,400	163,530
Noble Group Ltd.	52,987	76,151
Oversea-Chinese Banking Corp.	61,400	412,804
Parkway Holdings Ltd.	103,731	303,676
Parkway Life Real Estate
Investment Trust	4,875	5,931
Sembcorp Marine Ltd.	34,800	103,986
Singapore Press Holdings Ltd.	36,370	117,546
Singapore
Telecommunications Ltd.	164,000	391,400
United Overseas Bank Ltd.	8,080	112,373

		2,647,310

South Africa — 0.2%
Anglo Platinum Ltd. (a)	883	83,533
AngloGold Ashanti Ltd. - ADR	1,600	73,984
Impala Platinum Holdings Ltd.	3,300	85,002
Katanga Mining Ltd. (a)	43,382	59,450
Life Healthcare Group
Holdings Ltd.	61,800	128,029
Sasol Ltd.	1,100	49,293

		479,291

South Korea — 1.0%
Cheil Industries, Inc.	1,600	139,987
KT Corp.	1,050	42,035
KT Corp. - ADR	16,920	346,183
KT&G Corp.	4,964	295,722
Korean Reinsurance Co.	3,096	30,798
LG Corp.	2,200	159,200
LG Display Co. Ltd.	5,300	183,882
Mando Corp. (a)	400	48,410
Meritz Fire & Marine
Insurance Co. Ltd.	3,051	20,215
POSCO	500	227,286
POSCO - ADR	1,920	218,842
Paradise Co. Ltd.	18,232	58,810
SK Telecom Co., Ltd.	2,040	306,549
Samsung Electronics Co., Ltd.	950	646,959
Samsung Fine Chemicals Co., Ltd.	2,400	134,248

		2,859,126

Spain — 0.3%
Banco Bilbao Vizcaya
Argentaria SA	14,200	192,157
Banco Santander SA	45,700	580,037
Telefonica SA	10,361	257,172

		1,029,366

Switzerland — 0.9%
Credit Suisse Group AG	700	29,792
Credit Suisse Group AG	4,531	193,035
Garmin Ltd.	900	27,315
Nestle SA, Registered Shares	15,675	835,594
Noble Corp.	673	22,741
Novartis AG, Registered Shares	7,089	408,028
Roche Holding AG	1,875	256,185
Transocean Ltd. (a)	3,901	250,795
Tyco Electronics Ltd.	3,470	101,394
Tyco International Ltd.	744	27,327
UBS AG	14,600	248,576
Weatherford International Ltd. (a)	9,814	167,820
Zurich Financial Services AG	966	226,459

		2,795,061

Taiwan — 0.9%
ASUSTeK Computer, Inc.	9,761	69,840
Catcher Technology Co. Ltd.	17,900	41,259
Cheng Shin Rubber
Industry Co. Ltd.	51,250	112,877
Chunghwa Telecom Co., Ltd.	92,416	207,501
Chunghwa Telecom Co., Ltd. - ADR	17,350	388,987
Compal Electronics, Inc.	40,788	48,778
Delta Electronics, Inc.	95,255	397,444
Far EasTone
Telecommunications Co., Ltd.	115,000	161,208
HON HAI Precision
Industry Co., Ltd.	50,649	189,952
HTC Corp.	22,407	508,942
MediaTek, Inc.	8,015	112,468
Pegatron Corp. (a)	26,272	34,352
Taiwan Semiconductor
Manufacturing Co., Ltd.	202,192	400,138

		2,673,746

Thailand — 0.2%
Hana Microelectronics Pcl	81,077	68,121
PTT Chemical Pcl	16,108	71,650
PTT Public Company THB10	24,679	240,691
Siam Commercial Bank Pcl	85,846	292,753

		673,215

Turkey — 0.4%
BIM Birlesik Magazalar AS	7,000	202,029
Tupas Turkiye Petrol Rafine	7,870	211,611
Turk Telekomunikasyon AS	44,615	200,890
Turkcell Iletisim Hizmet AS	19,192	129,454
Turkiye Garanti Bankasi AS	57,192	331,384

		1,075,368

United Kingdom — 2.2%
Anglo American Plc	9,500	377,095
Antofagasta Plc	13,700	266,321
AstraZeneca Group Plc - ADR	700	35,490
BG Group Plc	36,000	633,855
BP Plc	62,888	430,283
BP Plc - ADR	13,000	535,210

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
BT Group Plc	36,500	$80,198
British American Tobacco Plc	5,219	194,907
Diageo Plc - ADR	9,661	666,706
Ensco International Plc - ADR	500	22,365
GlaxoSmithKline Plc - ADR	700	27,664
Guinness Peat Group Plc	281,669	138,343
HSBC Holdings Plc	67,816	686,022
HSBC Holdings Plc - ADR	4,000	202,360
International Power Plc	31,900	194,334
Lloyds TSB Group Plc (a)	267,694	310,566
National Grid Plc	46,300	392,727
Prudential Plc	6,800	67,951
Royal Dutch Shell Plc - ADR	2,511	151,413
Shire Pharmaceuticals Plc - ADR	300	20,184
Standard Chartered Plc	6,100	175,158
Unilever Plc	4,985	144,282
Unilever Plc - ADR	2,900	84,390
Vodafone Group Plc	202,795	500,366
Vodafone Group Plc - ADR	14,322	355,329

		6,693,519

United States — 29.0%
3M Co.	5,423	470,228
ACE Ltd.	12,806	745,950
The AES Corp. (a)	15,581	176,844
AOL, Inc. (a)	376	9,306
AT&T Inc.	63,634	1,819,932
Abbott Laboratories	13,854	723,733
Adobe Systems, Inc. (a)	3,400	88,910
Advance Auto Parts, Inc.	475	27,873
Advanced Micro Devices, Inc. (a)	25,500	181,305
Aetna, Inc.	15,682	495,708
Agilent Technologies, Inc. (a)	5,800	193,546
Allergan, Inc.	1,800	119,754
Alliance Resource Partners LP	2,851	166,327
The Allstate Corp.	3,500	110,425
Altera Corp.	1,000	30,160
Altria Group, Inc.	13,377	321,316
Amdocs Ltd. (a)	908	26,023
American Commercial
Lines, Inc. (a)	6,649	185,374
American Electric Power Co., Inc.	7,275	263,573
American Tower Corp., Class A (a)	5,890	301,921
American Water Works Co, Inc.	6,714	156,235
AmerisourceBergen Corp.	5,507	168,845
Amgen, Inc. (a)	6,617	364,663
Amphenol Corp., Class A	1,096	53,682
Anadarko Petroleum Corp.	8,099	462,048
Analog Devices, Inc.	1,688	52,969
Apache Corp.	5,025	491,244
Apple, Inc. (a)	8,849	2,510,904
Arch Capital Group Ltd. (a)	2,182	182,852
Ascent Media Corp., Class A (a)	54	1,442
Autodesk, Inc. (a)	800	25,576
Axis Capital Holdings Ltd.	821	27,044
BMC Software, Inc. (a)	1,200	48,576
Babcock & Wilcox Co (a)	10,827	230,399
Bank of America Corp.	93,694	1,228,328
The Bank of New York Mellon
Corp.	27,873	728,322
Biogen Idec, Inc. (a)	500	28,060
Boeing Co.	9,037	601,322
Boston Scientific Corp. (a)	9,712	59,535
Bristol-Myers Squibb Co.	76,267	2,067,598
Broadcom Corp., Class A	3,078	108,930
Bunge Ltd.	4,328	256,045
CA, Inc.	22,601	477,333
CF Industries Holdings, Inc.	6,800	649,400
CMS Energy Corp.	7,650	137,853
CNA Financial Corp. (a)	700	19,593
CNH Global NV	800	29,312
CVS Caremark Corp.	11,262	354,415
Cablevision Systems Corp., Class A	859	22,497
Capital One Financial Corp.	500	19,775
Cardinal Health, Inc.	798	26,366
CareFusion Corp. (a)	770	19,127
Celgene Corp. (a)	2,500	144,025
CenturyTel, Inc.	4,134	163,128
Cephalon, Inc. (a)	300	18,732
Charter Communications, Inc. (a)	1,100	35,750
Check Point Software
Technologies Ltd. (a)	800	29,544
Chesapeake Energy Corp.	7,445	168,629
Chevron Corp.	21,317	1,727,743
Chubb Corp.	5,701	324,900
CIGNA Corp.	6,364	227,704
Cimarex Energy Co.	400	26,472
Cisco Systems, Inc. (a)	38,145	835,376
Citigroup, Inc. (a)	196,816	767,582
The Coca-Cola Co.	4,032	235,953
Cognizant Technology
Solutions Corp. (a)	1,662	107,149
Colgate-Palmolive Co.	6,497	499,359
Comcast Corp., Class A	43,860	792,989
Complete Production
Services, Inc. (a)	7,130	145,809
Computer Sciences Corp.	1,364	62,744
Comverse Technology, Inc. (a)	17,963	120,891
ConAgra Foods, Inc.	4,405	96,646
ConocoPhillips	16,106	924,968
Consol Energy, Inc.	25,098	927,622
Constellation Brands, Inc.,
Class A (a)	2,936	51,938
Constellation Energy Group, Inc.	600	19,344
Corning, Inc.	42,516	777,193
Crown Holdings, Inc. (a)	4,499	128,941
DIRECTV, Class A (a)	15	624
DISH Network Corp.	4,413	84,553
Darden Restaurants, Inc.	500	21,390
DaVita, Inc. (a)	4,134	285,370
Dell, Inc. (a)	47,546	616,196
Devon Energy Corp.	7,585	491,053
Discover Financial Services, Inc.	50	834
Discovery Communications, Inc.,
Class A (a)	299	13,021
Discovery Communications, Inc.,
Class C (a)	297	11,342
Dollar Tree, Inc. (a)	600	29,256
Domtar Corp.	2,400	154,992
The Dow Chemical Co.	15,390	422,609
Dr. Pepper Snapple Group, Inc.	3,022	107,341
E.I. du Pont de Nemours & Co.	10,616	473,686
EMC Corp. (a)	18,879	383,433

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
EXCO Resources, Inc.	32,957	$490,071
Eastman Chemical Co.	400	29,600
Eaton Corp.	400	32,996
eBay, Inc. (a)	7,797	190,247
El Paso Corp.	53,519	662,565
Electronic Arts, Inc. (a)	14,347	235,721
Eli Lilly & Co.	4,561	166,613
Endo Pharmaceuticals
Holdings, Inc. (a)	1,357	45,107
Endurance Specialty Holdings Ltd.	6,359	253,088
Entergy Corp.	4,078	312,089
Everest Re Group Ltd.	1,227	106,099
Exelon Corp.	8,811	375,172
Expedia, Inc.	854	24,091
Extreme Networks, Inc. (a)	662	2,059
Exxon Mobil Corp.	49,627	3,066,452
FMC Corp.	11,205	766,534
Fidelity National Information
Services, Inc.	872	23,657
Fidelity National Title Group, Inc.,
Class A	26,914	422,819
Fluor Corp.	300	14,859
Forest Laboratories, Inc. (a)	1,991	61,582
Freeport-McMoRan Copper &
Gold, Inc., Class B	4,856	414,654
The Gap, Inc.	1,391	25,928
General Communication, Inc.,
Class A (a)	1,600	15,952
General Electric Co.	112,836	1,833,585
General Mills, Inc.	7,027	256,767
Genzyme Corp. (a)	5,779	409,095
Gilead Sciences, Inc. (a)	9,531	339,399
Global Industries Ltd. (a)	35,381	193,534
The Goldman Sachs Group, Inc.	5,448	787,672
Google, Inc., Class A (a)	1,768	929,597
H.J. Heinz Co.	2,864	135,668
Halliburton Co.	12,194	403,256
Hanesbrands, Inc. (a)	356	9,206
Harris Corp.	900	39,861
HealthSouth Corp. (a)	7,483	143,674
Hess Corp.	5,274	311,799
Hewitt Associates, Inc., Class A (a)	483	24,358
Hewlett-Packard Co.	19,432	817,504
Hologic, Inc. (a)	28,869	462,193
Hospira, Inc. (a)	400	22,804
Humana, Inc. (a)	5,763	289,533
Intel Corp.	35,934	691,011
International Business
Machines Corp.	15,076	2,022,295
International Game Technology	12,620	182,359
International Paper Co.	3,808	82,824
Intuit, Inc. (a)	700	30,667
JDS Uniphase Corp. (a)	2,663	32,995
JPMorgan Chase & Co.	44,323	1,687,377
Johnson & Johnson	31,504	1,951,988
KBR, Inc.	6,658	164,053
Kimberly-Clark Corp.	300	19,515
King Pharmaceuticals, Inc. (a)	2,041	20,328
Kraft Foods, Inc.	21,221	654,880
L-3 Communications Holdings, Inc.	500	36,135
LSI Corp. (a)	1,575	7,182
Lexmark International, Inc.,
Class A (a)	5,918	264,061
Liberty Global, Inc. (a)	900	27,729
Liberty Media Corp. - Starz,
Series A (a)	1	65
Liberty Media Holding Corp. -
Capital (a)	4	208
Liberty Media Holding Corp. -
Interactive (a)	410	5,621
Life Technologies Corp. (a)	4,529	211,459
Limited Brands, Inc.	921	24,664
Lincoln National Corp.	1,000	23,920
Lockheed Martin Corp.	6,705	477,932
Lorillard, Inc.	1,549	124,400
Lubrizol Corp.	300	31,791
Marathon Oil Corp.	16,564	548,268
Marco Polo Investment
Holdings Ltd. (a)	105	—
Mattel, Inc.	10,476	245,767
McDermott International, Inc. (a)	21,655	320,061
McDonald's Corp.	4,498	335,146
The McGraw-Hill Cos., Inc.	800	26,448
McKesson Corp.	5,006	309,271
Mead Johnson Nutrition Co.	9,439	537,174
MeadWestvaco Corp.	1,000	24,380
Medco Health Solutions, Inc. (a)	7,362	383,266
Medtronic, Inc.	17,339	582,244
Merck & Co, Inc.	34,496	1,269,798
MetLife, Inc.	8,495	326,633
Mettler Toledo
International, Inc. (a)	907	112,867
Micron Technology, Inc. (a)	2,700	19,467
Microsoft Corp.	99,503	2,436,828
Molson Coors Brewing Co., Class B	600	28,332
Morgan Stanley	19,505	481,383
Motorola, Inc. (a)	34,048	290,429
Murphy Oil Corp.	1,890	117,029
Mylan, Inc.	996	18,735
NCB Holdings Ltd. (a)	860	—
NII Holdings, Inc. (a)	600	24,660
NRG Energy, Inc. (a)	3,550	73,911
Nabors Industries Ltd. (a)	2,221	40,111
National Oilwell Varco, Inc.	10,492	466,579
National Semiconductor Corp.	1,360	17,367
Newmont Mining Corp.	17,549	1,102,253
News Corp., Class A	15,693	204,951
NextEra Energy, Inc.	8,760	476,456
Northern Trust Corp.	10,918	526,684
Northrop Grumman Corp.	4,887	296,299
Novell, Inc. (a)	4,276	25,528
Occidental Petroleum Corp.	7,608	595,706
Oracle Corp.	35,073	941,710
PG&E Corp.	3,987	181,090
PPG Industries, Inc.	400	29,120
PPL Corp.	11,967	325,861
Pall Corp.	1,590	66,208
Parker Hannifin Corp.	400	28,024
PartnerRe Ltd.	1,258	100,866
PerkinElmer, Inc.	4,935	114,196
Perrigo Co.	4,500	288,990
Pfizer, Inc.	85,491	1,467,880

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

United States (continued)
PharMerica Corp. (a)		266	$2,535
Philip Morris International, Inc.		8,346	467,543
Pitney Bowes, Inc.		846	18,088
Platinum Underwriters
Holdings Ltd.		2,674	116,373
Polo Ralph Lauren Corp.		300	26,958
Polycom, Inc. (a)		12,432	339,145
Praxair, Inc.		1,893	170,862
Precision Castparts Corp.		2,132	271,510
Pride International, Inc. (a)		700	20,601
Principal Financial Group, Inc.		3,208	83,151
The Procter & Gamble Co.		18,298	1,097,331
The Progressive Corp.		7,505	156,629
QUALCOMM, Inc.		27,797	1,254,201
Qwest Communications
International, Inc.		63,757	399,756
R.R. Donnelley & Sons Co.		1,192	20,216
Ralcorp Holdings, Inc. (a)		774	45,264
Raytheon Co.		3,260	149,015
RenaissanceRe Holdings Ltd.		2,688	161,173
Ross Stores, Inc.		500	27,310
Ryder System, Inc.		600	25,662
SM Energy Co.		6,857	256,863
SUPERVALU, Inc.		1,735	20,005
Safeway, Inc.		854	18,071
SanDisk Corp. (a)		682	24,995
Sara Lee Corp.		31,102	417,700
Schlumberger Ltd.		10,646	655,900
Sears Holdings Corp. (a)		200	14,428
Sempra Energy		600	32,280
Simon Property Group, Inc.		2,000	185,480
Sohu.com, Inc. (a)		500	28,810
The Southern Co.		4,083	152,051
Spirit Aerosystems Holdings, Inc.,
Class A (a)		17,709	352,940
Sprint Nextel Corp. (a)		24,973	115,625
The St. Joe Co. (a)		8,666	215,523
State Street Corp.		7,534	283,730
Stryker Corp.		400	20,020
Symantec Corp. (a)		8,379	127,109
TJX Cos., Inc.		600	26,778
Target Corp.		500	26,720
Tellabs, Inc.		1,975	14,714
Teradata Corp. (a)		1,210	46,658
Texas Instruments, Inc.		16,903	458,747
Thermo Fisher Scientific, Inc. (a)		6,394	306,145
Time Warner Cable, Inc.		2,042	110,248
Time Warner, Inc.		4,115	126,125
Total System Services, Inc.		1,871	28,514
Transatlantic Holdings, Inc.		1,509	76,687
The Travelers Cos., Inc.		11,796	614,572
URS Corp. (a)		500	18,990
U.S. Bancorp		27,761	600,193
Unifi, Inc. (a)		11,487	51,806
Union Pacific Corp.		13,580	1,110,844
United Technologies Corp.		1,610	114,680
UnitedHealth Group, Inc.		7,660	268,943
UnumProvident Corp.		936	20,732
Valero Energy Corp.		10,664	186,727
Validus Holdings Ltd.		4,027	106,152
VeriSign, Inc. (a)		900	28,566
Verizon Communications, Inc.		40,143	1,308,260
Viacom, Inc., Class B		16,207	586,531
WABCO Holdings, Inc. (a)		66	2,768
Wal-Mart Stores, Inc.		19,978	1,069,223
Waters Corp. (a)		3,324	235,273
WellPoint, Inc. (a)		11,227	635,897
Wells Fargo & Co.		55,925	1,405,395
Western Digital Corp. (a)		2,006	56,950
Whirlpool Corp.		300	24,288
Williams Cos., Inc.		1,300	24,843
Windstream Corp.		3,680	45,227
Wisconsin Energy Corp.		374	21,617
Xerox Corp.		37,414	387,235
Xilinx, Inc.		804	21,394
			88,199,519

Total Common Stocks – 56.6%			171,290,485

Fixed Income Securities

		Par
Asset-Backed Securities		(000)

United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 13.00%,
12/15/17 (c)	USD	100	30,000

Total Asset-Backed Securities – 0.0%			30,000

Corporate Bonds

Brazil — 0.1%
Banco Santander Brasil SA, 4.50%,
4/06/15 (b)		107	109,953
Cosan Finance Ltd., 7.00%,
2/01/17 (b)		100	108,250

			218,203

Canada — 0.5%
Daylight Resources Trust, 6.25%,
12/31/14 (d)	CAD	145	146,987
PetroBakken Energy Ltd., 3.13%,
2/08/16 (d)	USD	600	576,750
Sino-Forest Corp. (b):
5.00%, 8/01/13 (d)		506	569,250
10.25%, 7/28/14		144	167,040

			1,460,027

China — 0.2%
Celestial Nutrifoods Ltd., 88.07%,
6/12/11 (c)(d)	SGD	800	182,496
China Petroleum & Chemical Corp.,
5.00%, 4/24/14 (c)(d)	HKD	3,270	467,814

			650,310

El Salvador — 0.0%
Telemovil Finance Co. Ltd., 8.00%,
10/01/17 (b)	USD	184	188,821

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Europe — 0.2%
European Investment Bank:
4.38%, 4/15/13	EUR	200	$293,531
Series 1158/0100, 3.63%,
10/15/11		197	275,905

			569,436

France — 0.1%
Compagnie Generale des
Etablissements Michelin,
Series ML, 9.04%,
1/01/17 (c)(d)	EUR	98	152,624

Germany — 0.1%
Fresenius Finance Jersey Ltd.,
5.63%, 8/14/11 (d)		100	167,257

Hong Kong — 0.4%
FU JI Food and Catering Services
Holdings Ltd., 453.82%,
10/18/10 (a) (c)(d)(e)	CNY	1,900	53,951
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (d)	USD	100	161,875
Hutchison Whampoa
International Ltd.:
(03/33), 6.25%, 1/24/14		100	111,625
(09), 7.63%, 4/09/19 (b)		300	369,577
(09/16), 4.63%, 9/11/15		450	480,960
(09/16), 4.63%, 9/11/15 (b)		100	106,892

			1,284,880

India — 0.7%
Gujarat NRE Coke Ltd., 55.38%,
4/12/11 (c)(d)		100	130,000
REI Agro Ltd., 5.50%,
11/13/14 (b)(d)		405	361,463
Reliance Communications Ltd. (c)(d):
31.90%, 5/10/11		300	365,250
13.84%, 3/01/12		800	922,000
Suzlon Energy Ltd., 35.45%,
6/12/12 (c)(d)		211	213,229
Tata Steel Ltd., 1.00%,
9/05/12 (d)		200	239,250

			2,231,192

Japan — 0.0%
The Mie Bank Ltd., 1.00%,
10/31/11 (d)	JPY	6,000	71,774
Nagoya Railroad Co. Ltd., 1.21%,
3/30/12 (c)(d)		2,000	24,198

			95,972

Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV (b):
9.13%, 7/02/18	USD	550	672,375
7.00%, 5/05/20		239	263,498

			935,873

Luxembourg — 0.7%
Acergy SA, Series ACY, 2.25%,
10/11/13 (d)		100	107,782
Actelion Finance SCA,
11/22/11 (c)(d)	CHF	200	205,923
Evraz Group SA (b):
8.88%, 4/24/13	USD	100	106,370
9.50%, 4/24/18		100	112,000
TNK-BP Finance SA (b):
7.50%, 7/18/16		100	111,000
6.63%, 3/20/17		350	370,563
7.88%, 3/13/18		280	315,700
UBS Luxembourg SA for OJSC
Vimpel Communications, 8.25%,
5/23/16		100	109,000
VIP Finance Ireland Ltd. for OJSC
Vimpel Communications, 9.13%,
4/30/18 (b)		468	535,392

			1,973,730

Malaysia — 0.7%
Berjaya Land Bhd, 8.00%,
8/15/11 (d)	MYR	780	267,151
Cherating Capital Ltd., 2.00%,
7/05/12 (d)(f)	USD	200	236,500
IOI Capital Bhd, Series IOI, 0.00%,
12/18/11 (c)(d)		225	285,187
Johor Corp., Series P3, 1.00%,
7/31/12	MYR	1,741	688,053
Rafflesia Capital Ltd., 1.25%,
10/04/11 (d)(f)	USD	500	672,551

			2,149,442

Mexico — 0.3%
BBVA Bancomer SA, 7.25%,
4/22/20 (b)		242	259,967
Petroles Mexicanos (b):
6.00%, 3/05/20		366	403,311
6.63%, 6/15/35		229	250,166

			913,444

Netherlands — 0.1%
ASM International NV (d):
4.25%, 12/06/11		30	38,175
4.25%, 12/06/11 (b)		100	126,125
Pargesa Netherlands NV, 1.75%,
6/15/14 (d)	CHF	190	183,687

			347,987

Norway — 0.1%
Subsea 7, Inc., 2.80%,
6/06/11 (d)	USD	200	200,750

Singapore — 1.2%
CapitaLand Ltd. (d):
2.10%, 11/15/16	SGD	500	379,312
3.13%, 3/05/18		1,000	781,056
2.95%, 6/20/22		1,250	885,928
Keppel Land Ltd., 2.50%,
6/23/13 (d)		200	156,741
Olam International Ltd., 6.00%,
10/15/16 (d)	USD	300	409,410
Wilmar International Ltd., 18.13%,
12/18/12 (c)(d)		200	259,627
Yanlord Land Group Ltd., 5.85%,
7/13/14 (d)	SGD	500	396,801

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Singapore (concluded)
Ying Li International Real Estate
Ltd., 4.00%, 3/03/15 (d)	SGD	500	$326,021

			3,594,896

South Korea — 0.6%
Hyundai Motor Manufacturing
Czech sro, 4.50%, 4/15/15 (b)	USD	100	103,276
Korea Development Bank, 4.38%,
8/10/15		580	615,252
Korea Electric Power Corp.:
5.13%, 4/23/34		340	365,777
7.76%, 4/01/96 (g)		280	183,400
Zeus Cayman, 3.92%,
8/19/13 (c)(d)	JPY	55,000	650,993

			1,918,698

Spain — 0.1%
Telvent GIT SA, 5.50%,
4/15/15 (b)(d)	USD	219	216,409

Sweden — 0.1%
Svensk Exportkredit AB, 10.50%,
9/29/15 (f)	TRY	504	359,871

Switzerland — 0.3%
UBS AG, 4.88%, 8/04/20	USD	818	862,254

Trinidad — 0.0%
Petroleum Co. of Trinidad &
Tobago Ltd., 9.75%, 8/14/19 (b)		115	140,875

United Arab Emirates — 0.7%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		100	103,000
Aldar Funding Ltd., 5.77%,
11/10/11 (d)		150	147,000
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (d)		1,530	1,466,658
PYRUS Ltd., 7.25%,
1/01/00 (b) (d)(h)		300	300,000

			2,016,658

United Kingdom — 0.4%
BP Capital Markets Plc, 3.13%,
10/01/15 (h)		128	128,673
Lloyds TSB Bank Plc, 13.00%,
1/29/49	GBP	300	560,809
Petropavlovsk 2010 Ltd., 4.00%,
2/18/15 (d)	USD	300	334,894
Shire Plc, 2.75%, 5/09/14 (d)		300	301,500

			1,325,876

United States — 5.1%
The AES Corp., 8.38%, 3/01/11	GBP	84	135,254
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (d)		924	908,985
8.13%, 12/15/17		91	96,005
Alberto-Culver Co., 5.15%,
6/01/20	USD	57	61,165
Amgen, Inc., 0.38%, 2/01/13 (d)		500	495,625
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (b)(d)		331	301,210
Banco do Brasil SA, 4.50%,
1/22/15 (b)		144	151,389
Building Materials Corp. of
America, 6.88%, 8/15/18 (b)		70	68,775
Bumi Investment, 10.75% (b)	USD	151	151,000
CF Industries, Inc., 7.13%,
5/01/20		160	175,000
CSN Islands XII Corp., 7.00%, (b)(i)		230	226,262
Calpine Corp., 7.88%, 7/31/20 (b)		112	115,080
Central European Distribution
Corp., 3.00%, 3/15/13 (d)		39	35,295
Chesapeake Energy Corp. (d):
2.50%, 5/15/37		727	632,490
2.25%, 12/15/38		844	648,825
China Milk Products Group Ltd.,
28.00%, 1/05/12 (c)(d)		400	156,927
Citigroup Capital, 7.88% (d)		77	77,200
Consol Energy, Inc., 8.00%,
4/01/17 (b)		375	405,937
Cott Beverages USA, Inc., 8.13%,
9/01/18 (b)		46	48,703
Crown Cork & Seal Co., Inc., 7.50%,
12/15/96		150	123,000
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		100	106,858
8.00%, 12/15/16		100	113,037
6.63%, 8/15/17		100	106,544
GCI, Inc., 7.25%, 2/15/14		119	121,380
Gilead Sciences, Inc. (d):
0.50%, 5/01/11		120	123,300
0.63%, 5/01/13		386	424,117
1.63%, 5/01/16 (b)		94	95,880
Hana Bank, 4.50%, 10/30/15 (b)		100	104,575
Helix Energy Solutions Group, Inc.,
3.25%, 12/15/25 (d)		130	119,763
The Hertz Corp., 7.50%,
10/15/18 (b)		118	118,000
Hologic, Inc., 2.00%,
12/15/37 (d)(j)		1,156	1,069,300
Host Marriott LP, 7.13%,
11/01/13		15	15,263
Insight Communications Co., Inc.,
9.38%, 7/15/18 (b)		151	160,438
Intel Corp. (d):
2.95%, 12/15/35		366	361,882
3.25%, 8/01/39 (b)		672	784,560
Intelsat Subsidiary
Holding Co., Ltd.:
8.50%, 1/15/13		162	163,822
8.88%, 1/15/15		25	25,875
Kinetic Concepts, Inc., 3.25%,
4/15/15 (b)(d)		70	70,088
King Pharmaceuticals, Inc., 1.25%,
4/01/26 (d)		126	117,810
Kraft Foods, Inc.:
2.63%, 5/08/13		210	217,650
4.13%, 2/09/16		416	449,987
LifePoint Hospitals, Inc. (d):
3.50%, 5/15/14		52	51,740
3.25%, 8/15/25		225	219,656
Linn Energy LLC, 7.75%,
2/01/21 (b)		229	231,004
McMoRan Exploration Co. (d):
5.25%, 10/06/11		75	86,344
5.25%, 10/06/11 (b)		125	143,906

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

United States (concluded)
MetroPCS Wireless, Inc., 7.88%,
9/01/18	USD	14	$14,420
Mylan, Inc.:
1.25%, 3/15/12 (d)		513	531,596
7.63%, 7/15/17 (b)		118	125,523
NRG Energy, Inc., 8.25%,
9/01/20 (b)		116	119,625
Omnicare, Inc., Series OCR, 3.25%,
12/15/35 (d)		180	154,800
Paka Capital Ltd., 3.15%,
3/12/13 (c)(d)		100	102,500
Pemex Project Funding Master
Trust, 5.50%, 2/24/25	EUR	263	357,245
Phibro Animal Health Corp., 9.25%,
7/01/18 (b)	USD	33	34,155
Pinafore LLC, 9.00%,
10/01/18 (b)		46	48,300
Ranbaxy Laboratories Ltd.,
62.16%, 3/18/11 (c)(d)		100	123,547
SBA Communications Corp. (d):
1.88%, 5/01/13		136	152,660
4.00%, 10/01/14 (b)		133	195,011
SanDisk Corp., 1.00%,
5/15/13 (d)		817	749,597
SonoSite, Inc., 3.75%, 7/15/14 (d)		92	102,695
St. Mary Land & Exploration Co.,
3.50%, 4/01/27 (d)		281	297,157
SunGard Data Systems, Inc.,
9.13%, 8/15/13		70	71,488
Suzlon Energy Ltd. (c)(d):
21.06%, 10/11/12		250	241,250
6.82%, 7/25/14		341	279,374
Texas Industries Inc., 9.25%,
8/15/20 (b)		173	179,487
Thermo Fisher Scientific, Inc.,
3.20%, 5/01/15		68	71,679
Valeant Pharmaceuticals
International (b):
6.75%, 10/01/17		92	93,840
7.00%, 10/01/20		138	141,105
Viterra Inc., 5.95%, 8/01/20 (b)		233	234,233
Yanlord Land Group Ltd., 9.50%,
5/04/17 (b)		240	248,400

			15,286,593

Total Corporate Bonds – 13.0%			39,262,078

Floating Rate Loan Interests (f)

Indonesia — 0.2%
PT Bumi Resources, Term Loan,
10.23%, 10/08/12		300	300,000
PT Multi Daerah Bersaing, Term
Loan, 7.30%, 4/13/12	USD	257	254,817

Total Floating Rate Loan Interests – 0.2%			554,817

Foreign Agency Obligations

Australian Government Bonds,
5.75%, 6/15/11	AUD	752	732,288
Brazil Notas do Tesouro Nacional,
Series F:
10.00%, 1/01/17	BRL	4,806	2,625,211
10.00%, 1/01/21		4,677	2,489,780
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	1,400	2,147,809
4.25%, 7/04/17		1,030	1,613,916
3.50%, 7/04/19		985	1,482,374
Series 07, 4.00%, 1/04/18		350	541,733
Series 08, 4.25%, 7/04/18		200	315,102
Canadian Government Bond:
4.00%, 6/01/16	CAD	275	293,816
3.50%, 6/01/20		458	472,823
Deutsche Bundesrepublik Inflation
Linked, Series I/L, 1.50%,
4/15/16	EUR	217	317,191
Export-Import Bank of Korea,
4.13%, 9/09/15	USD	550	577,700
Federal Republic of Germany,
1.50%, 9/21/12 (b)		1,000	1,017,969
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (d)	EUR	600	858,031
Magyar Nemzeti Vagonkezel Zrt,
4.40%, 9/25/14 (d)		100	134,757
Malaysia Government Bond:
3.76%, 4/28/11	MYR	2,215	720,887
Series 0108, 3.46%, 7/31/13		268	87,501
Netherland Government Bond,
3.75%, 7/15/14	EUR	150	222,575
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	425	483,065
Poland Government Bond, 3.00%,
8/24/16	PLN	1,407	482,490
Turkey Government Bond:
10.00%, 1/09/13	TRY	226	162,093
10.50%, 1/15/20		473	360,236
Turkey Government International
Bond, 4.00%, 4/01/20		242	172,887
Ukraine Government International
Bond (b):
6.88%, 9/23/15	USD	184	184,690
7.75%, 9/23/20		184	184,690
United Kingdom Gilt:
4.25%, 3/07/11	GBP	1,185	1,891,127
4.75%, 3/07/20		2,059	3,710,748

Total Foreign Agency Obligations – 8.1%			24,283,489

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Structured Notes		(000)	Value

Taiwan — 0.0%
UBS AG (Total Return TWD Linked
Notes), 0.00%, 12/01/10 (b)(c) USD		43	$43,301

Total Structured Notes – 0.0%			43,301

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed
Bonds, 2.38%, 1/15/27		628	725,002
U.S. Treasury Notes:
4.88%, 5/31/11 (k)		1,850	1,906,873
0.88%, 1/31/12		583	587,191
1.38%, 2/15/13 (l)		4,808	4,904,535
1.38%, 3/15/13		441	450,063
2.23%, 11/30/14 (c)		1,357	1,418,277
2.63%, 12/31/14		2,824	3,008,540
2.25%, 1/31/15		1,940	2,035,787
2.38%, 2/28/15		2,598	2,740,474
2.50%, 3/31/15		2,374	2,517,366
2.63%, 2/29/16		845	898,010
3.50%, 5/15/20		6,962	7,557,042

Total U.S. Treasury Obligations – 9.5%			28,749,160

Total Fixed Income Securities – 30.8%			92,922,845

Investment Companies		Shares

United States — 4.1%
Consumer Staples Select Sector
SPDR Fund		9,872	275,133
ETFS Gold Trust (a)		9,500	1,238,325
ETFS Palladium Trust (a)		3,300	186,054
ETFS Platinum Trust (a)		2,800	462,033
Energy Select Sector SPDR Fund		30,148	1,690,097
Financial Select Sector SPDR Fund		35,414	508,191
Health Care Select Sector SPDR
Fund		9,883	301,234
iShares Dow Jones U.S.
Telecommunications Sector
Index Fund (m)		5,555	121,043
iShares Silver Trust (a)(m)		28,577	608,976
SPDR Gold Trust (a)		41,148	5,263,241
SPDR KBW Regional Banking ETF		6,362	145,753
Technology Select Sector SPDR
Fund		28,400	653,768
Utilities Select Sector SPDR Fund		26,700	837,045
Vanguard Telecommunication
Services ETF		400	25,104

			12,315,997

Vietnam — 0.1%
Vietnam Enterprise
Investments Ltd., R Shares (a)		31,875	61,519
Vinaland Ltd. (a)		217,200	176,214

			237,733

Total Investment Companies – 4.2%			12,553,730

Preferred Securities

		Par
Capital Trusts		(000)

Singapore — 0.0%
DBS Capital Funding Corp.,
7.66%, (f)(i)	USD	26	26,423

Total Capital Trusts – 0.0%			26,423

Preferred Stocks		Shares

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		9,200	247,756

United States — 0.7%
Apache Corp., 6.00% (d)		3,400	197,200
Bunge Ltd., 4.88% (d)		924	82,236
Chesapeake Energy Corp.,
5.75% (b)(d)		697	711,442
El Paso Corp. (d):
4.99%		303	348,829
4.99% (b)		190	218,737
Mylan, Inc., 6.50% (d)		344	382,872
XL Group Plc, 10.75% (d)		2,945	92,709

			2,034,025

Total Preferred Stocks – 0.8%			2,281,781

Trust Preferred		Shares

United States — 0.0%
Omnicare Capital Trust II, Series B,
4.00%, 6/15/33 (d)		3,000	110,706

Total Trust Preferred – 0.0%			110,706

Total Preferred Securities – 0.8%			2,418,910

Warrants (n)

Canada — 0.0%
Kinross Gold Corp. (Expires
9/03/13)		6,330	17,534

United States — 0.1%
Bank of America Corp. (Expires
1/16/19)		14,358	93,184
Ford Motor Co. (Expires 1/01/13)		28,529	122,389

			215,573

Total Warrants – 0.1%			233,107

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

			Value

Total Long-Term Investments
(Cost – $254,649,480) – 92.5%			$279,419,077

Short-Term Securities		Shares

Money Market Fund — 0.1%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.23% (m)(o)		331,767	331,767

		Par
		(000)

Time Deposits — 0.0%
Australia - 0.0%
Brown Brothers Harriman & Co.,
3.18%, 10/01/10	AUD	15	14,135
Hong Kong - 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	HKD	84	10,817
Japan - 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	JPY	507	6,068
United Kingdom - 0.0%
Brown Brothers Harriman & Co.,
0.06%, 10/01/10	GBP	2	2,546

			33,566

U.S. Treasury Obligations — 7.5%
U.S. Treasury Bills (p):
0.14%, 10/21/10		1,908	1,907,862
0.15%, 10/28/10		1,596	1,595,839
0.11%, 11/04/10		3,454	3,453,558
0.11%, 11/12/10		440	439,936
0.12%, 11/18/10		929	928,843
0.16%, 11/26/10		5,111	5,109,809
0.15%, 12/02/10		2,505	2,504,439
0.13%, 12/09/10		6,520	6,518,311
0.14%, 12/16/10		390	389,893

			22,848,490

Total Short-Term Securities
(Cost – $23,213,710) – 7.7%			23,213,823

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
American Commercial Lines, Inc., Strike
Price USD 30.00, Expires 12/18/10		9	1,643
Apple, Inc., Strike Price USD 250.00,
Expires 10/16/10		3	10,312

			11,955

Over-the-Counter Put Options — 0.0%
KOSPI Index:
Strike Price USD 232.20, Expires
03/10/11, Broker Goldman Sachs
Bank USA		19	13,200
Strike Price USD 230.71, Expires
12/08/11, Broker Citibank NA		19	25,447

			38,647

Total Options Purchased
(Cost – $47,441) – 0.0%			50,602

Total Investments Before Structured
Options, Investments Sold Short and
Options Written
(Cost – $277,910,630*) – 100.2%			302,683,502

Over-the-Counter Structured Options		Units

Credit Suisse Euro Stoxx Index Link,
Expires 8/05/11, Broker Credit
Suisse International (q)		369	(31,661)
JPMorgan Euro Stoxx Index, Expires
9/16/11, Broker JPMorgan Chase
Bank NA (r)		152	15,477
MSCI EAFE Index, Expires 9/16/11,
Broker Goldman Sachs
Bank USA (s)		6,430	26,369
MSCI Europe UK Index, Expires
9/01/11, Broker Deutsche
Bank AG (t)		2,082	2,472
MSCI Europe UK Index:
Expires 9/16/11, Broker, Goldman
Sachs Bank USA (u)		7,290	6,859
Expires 9/16/11, Broker, Goldman
Sachs Bank USA (v)		3,645	3,321
Taiwan Taiex Index:
Expires 12/21/11, Broker
Citibank NA (w)		1,000	18,305
Expires 12/21/11, Broker
Citibank NA (x)		500	12,684

Total Over-the-Counter Structured Options
(Premiums Paid – $3,531*) – 0.0%			53,826

Options Written		Contracts

Exchange-Traded Call Options —
(0.1)%
Agrium, Inc.:
Strike Price USD 65.00, Expires
1/15/11		25	(30,875)
Strike Price USD 70.00, Expires
1/22/11		9	(7,965)
Strike Price USD 75.00, Expires
1/22/11		23	(13,800)
Apple, Inc., Strike Price USD 290.00,
Expires 10/16/10		3	(1,237)
CF Industries Holdings, Inc.:
Strike Price USD 95.00, Expires
1/22/11		18	(16,740)
Strike Price USD 105.00, Expires
1/22/11		24	(12,480)
Corning, Inc., Strike Price USD 19.00,
Expires 1/22/11		173	(18,598)
Dell, Inc.:
Strike Price USD 15.00, Expires
1/22/11		86	(2,580)
Strike Price USD 15.00, Expires
1/21/12		60	(8,400)
DOMTAR CORP, Strike Price USD
65.00 Expires 1/22/11		24	(13,080)

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options
(concluded)
Fluor Corp., Strike Price USD 50.00,
Expires 10/16/10	3	$(270)

		(126,025)

Exchange-Traded Put Options —
0.0%
American Commercial Lines, Inc.,
Strike Price USD 25.00, Expires
12/18/10	9	(1,395)
Apple, Inc., Strike Price USD 230.00,
Expires 10/16/10	3	(62)
General Mills, Inc.:
Strike Price USD 33.00, Expires
4/16/11	18	(2,196)
Strike Price USD 34.00, Expires
4/16/11	18	(2,853)
Mead Johnson Nutrition Co., Strike
Price USD 45.00, Expires 1/22/11	10	(490)

		(6,996)

Over-the-Counter Call Options —
0.0%
Thomson Reuters Corp., Strike Price
USD 39.00, Expires 11/20/10,
Broker UBS AG	4	(206)

Over-the-Counter Put Options —
0.0%
S&P Equity Option:
Strike Price USD 988.57, Expires
12/08/11, Broker Citibank NA	348	(27,737)
Strike Price USD 1,030.64,
Expires March 10, 2011 Broker
Goldman Sachs Bank USA	349	(13,189)

		(40,926)

Total Options Written
(Premiums Received – $155,215) – (0.1)%		(174,153)

Total Investments, Net of Structured Options,
Investments Sold Short and Options Written –
100.1%		302,563,175

Liabilities in Excess of Other Assets – (0.1)%		(212,642)

Net Assets – 100.0%		$302,350,533

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$279,853,571

Gross unrealized appreciation	$37,130,139
Gross unrealized depreciation	$(14,246,382)

Net unrealized appreciation	22,883,757

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Greenwich Financial Services	$128,673	$1,036
JPMorgan Securities, Ltd	$300,000	$—

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(k)	All or a portion of security has been pledged as collateral in connection with swaps.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(m)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/			Shares/
	Beneficial			Beneficial
	Interest Held	Shares/	Shares/	Interest Held
	at	Beneficial	Beneficial	at	Value at
	December 31,	Interest	Interest	September 30,	September 30,	Realized
Affiliate	2009	Purchased	Sold	2010	2010	Gain	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	$3,259,934	—	$(2,927,627)[1]	$331,767	$331,767	—	$132
BlackRock Liquidity Series, LLC
Money Market Series	—	—	—	—	—	—	$465
iShares Dow Jones U.S.
Telecommunication Sector
Index Fund	12,900	—	(7,345)	5,555	$121,043	—	$5,241
iShares Silver Trust	43,200	—	(14,623)	28,577	$608,976	$71,496	—

[1] Represents net shares sold.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

(n)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Represents the current yield as of report date.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(q)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 369 units of the structure. On September 30, 2010, the EuroStoxx 50 Index was 2,747.90. At this time, the value of the structured option was ($31,661) based on a price of ($85.8018) per unit. The option expires on August 5, 2011.

(r)	JP Morgan Chase DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) one call option on the index with a strike of 2,622.91. The Fund holds 152 units of the structure. On September 30, 2010, the EuroStoxx 50 Index was 2,747.90. At this time, the value of the structured option was $15,477 based on a price of $101.82 per unit. The option expires on September 16, 2011.

(s)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 93.31. Each unit contains (a) one written put on the index at a strike price of 93.31 and (b) one call option on the index with a strike of 93.31. The Fund holds 6,430 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $26,369 based on a price of $4.10 per unit. The option expires on September 16, 2011.

(t)	DB MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.017. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike of 96.017. The Fund holds 2,082 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $2,472 based on a price of $1.18635 per unit. The option expires on September 1, 2011.

(u)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 96.02 and (b) one call option on the index with a strike of 96.02. The Fund holds 7,290 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $6,859 based on a price of $0.94 per unit. The option expires on September 16,2011.

(v)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 89.9707 and (b) one call option on the index with a strike of 96.02. The Fund holds 3,645 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $3,321based on a price of $0.91 per unit. The option expires on September 16,2011.

(w)

Citigroup Taiwan Taiex Structured Option traded May 19, 2010 is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 6,228.911899 and (b) one call option on the index with a strike of 7,531.937. The Fund holds 1,000 units of the structure. On September 30, 2010, the Taiex Index was 8,237.78. At this time, the value of the structured option was $18,305 based on a price of $18.306 per unit. The option expires on December 21, 2011.

(x)

Citigroup Taiwan Taiex Structured Option traded June 2, 2010 is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 6,228.911899 and (b) one call option on the index with a strike of 7,531.937. At inception, the trade was initiated for a net credit of $7.0630. The Fund holds 500 units of the structure. On September 30, 2010, the Taiex Index was 8,237.78. At this time, the value of the structured option was $12,684 based on a price of $25.37 per unit. The option expires on December 21, 2011.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

	Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

	5	Dax Index 25 Euro	Eurex	December 2010	$1,069,298	$(5,791)
	6	DJ Euro Stoxx 50	Eurex	December 2010	226,205	(2,250)
	9	FTSE 100 Index	NYSE	December 2010	782,117	(354)
			LIFFE
			London

	Total					$(8,395)

•	Financial futures contracts sold as of September 30, 2010 were as follows:

	Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

	4	S&P 500 Index	Chicago	December 2010	$1,125,645	$(11,055)
			Mercantile
	1	S&P TSE 60 Index	Montreal	December 2010	136,968	(1,588)

	Total					$(12,643)

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

	USD	2,738	GBP	1,733	Brown Brothers Harriman & Co.	10/01/10	$16
	USD	2,781	INR	124,968	Brown Brothers Harriman & Co.	10/01/10	—
	USD	8,479	MYR	26,179	Brown Brothers Harriman & Co.	10/01/10	(1)
	USD	2,149	CAD	2,222	Brown Brothers Harriman & Co.	10/04/10	(11)
	USD	6,051	JPY	506,934	Brown Brothers Harriman & Co.	10/04/10	(22)
	USD	20,159	MYR	62,221	Brown Brothers Harriman & Co.	10/04/10	3
	BRL	1,262,330	USD	744,561	Brown Brothers Harriman & Co.	10/05/10	725
	HKD	510,600	USD	65,795	Brown Brothers Harriman & Co.	10/05/10	16
	USD	14,113	AUD	14,595	Brown Brothers Harriman & Co.	10/05/10	15
	USD	10,805	HKD	83,860	Brown Brothers Harriman & Co.	10/05/10	(3)
	USD	13,094	MYR	40,412	Brown Brothers Harriman & Co.	10/05/10	3
	AUD	499,300	USD	465,457	UBS AG	10/07/10	16,734
	CHF	731,327	EUR	566,920	Credit Suisse International	10/07/10	(28,531)
	CHF	941,033	EUR	729,760	UBS AG	10/07/10	(37,090)
	KRW	927,830,000	USD	782,715	Deutsche Bank AG	10/07/10	30,829
	KRW	342,015,000	USD	289,421	UBS AG	10/07/10	10,466
	USD	442,782	AUD	499,300	UBS AG	10/07/10	(39,410)
	USD	5,707	CAD	5,879	Deutsche Bank AG	10/07/10	(6)
	USD	932,556	EUR	716,360	UBS AG	10/07/10	(43,983)
	USD	313,489	EUR	244,795	Deutsche Bank AG	10/08/10	(20,212)
	USD	1,520,317	EUR	1,186,890	JPMorgan Chase Bank NA	10/08/10	(97,635)
	USD	601,969	GBP	389,372	Credit Suisse International	10/08/10	(9,660)
	CNY	1,871,800	USD	280,000	JPMorgan Chase Bank NA	10/13/10	(268)
	USD	276,648	CNY	1,871,800	JPMorgan Chase Bank NA	10/13/10	(3,084)
	USD	673,462	EUR	530,285	Barclays Bank Plc	10/14/10	(49,382)
	USD	606,216	EUR	476,960	UBS AG	10/14/10	(43,939)
	USD	339,745	ZAR	2,485,880	UBS AG	10/14/10	(16,046)
	CHF	706,897	EUR	533,620	Credit Suisse International	10/15/10	(7,901)
	CHF	944,292	EUR	712,980	UBS AG	10/15/10	(10,767)
	USD	100,200	ZAR	719,085	Barclays Bank Plc	10/15/10	(2,703)
	CHF	802,864	USD	800,000	JPMorgan Chase Bank NA	10/21/10	17,204
	JPY	115,146,776	USD	1,385,441	Deutsche Bank AG	10/21/10	(5,855)
	JPY	50,517,611	USD	607,745	UBS AG	10/21/10	(2,488)
	USD	1,316,000	EUR	1,013,087	Credit Suisse International	10/22/10	(64,877)
	USD	647,861	EUR	498,930	HSBC Bank	10/22/10	(32,200)
	USD	613,853	EUR	472,391	JPMorgan Chase Bank NA	10/22/10	(30,034)
	USD	676,123	EUR	520,551	Morgan Stanley	10/22/10	(33,408)
	CAD	305,487	USD	297,245	Credit Suisse International	10/29/10	(530)
	CAD	741,494	USD	722,260	Deutsche Bank AG	10/29/10	(2,060)

	Total						$(506,095)

•	Total return swaps outstanding as of September 30, 2010 were as follows:

	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation[1]

	(0.36)%[2]	JPMorgan Chase Bank NA	February 2011	USD 1,098	$81,563

[1]	Based on the change in the since inception return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index.

[2]	Based on the 3-month LIBOR minus 0.71%.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$2,009,918	—	$2,009,918
Austria	—	83,605	—	83,605
Belgium	$91,549	262,459	—	354,008
Brazil	6,539,979	—	$9,925	6,549,904
Canada	9,393,280	—	—	9,393,280
Chile	337,820	—	—	337,820
China	512,296	4,601,784	—	5,114,080
Egypt	—	249,986	—	249,986
Finland	24,072	201,672	—	225,744
France	495,981	2,317,224	—	2,813,205
Germany	238,184	718,470	—	956,654
Hong Kong	—	1,978,620	—	1,978,620
India	—	2,938,560	—	2,938,560
Indonesia	—	507,652	—	507,652
Ireland	1,074,505	—	—	1,074,505
Israel	515,294	—	—	515,294
Italy	—	1,240,117	—	1,240,117
Japan	38,033	18,565,419	—	18,603,452
Kazakhstan	447,051	—	—	447,051
Luxembourg	86,355	—	—	86,355
Malaysia	—	1,257,289	—	1,257,289
Mexico	544,206	—	—	544,206
Netherlands	109,152	338,871	—	448,023
Norway	—	445,274	—	445,274
Philippines	155,636	—	—	155,636
Poland	98,732	—	—	98,732
Russia	3,562,809	173,185	—	3,735,994
Singapore	303,676	2,343,634	—	2,647,310
South Africa	261,463	217,828	—	479,291
South Korea	613,435	2,245,691	—	2,859,126
Spain	—	1,029,366	—	1,029,366
Switzerland	627,184	2,167,877	—	2,795,061
Taiwan	423,339	2,250,407	—	2,673,746
Thailand	673,215	—	—	673,215
Turkey	—	1,075,368	—	1,075,368
United Kingdom	2,101,111	4,592,408	—	6,693,519
United States	88,199,519	—	—	88,199,519
Asset-Backed Securities	—	—	30,000	30,000
Corporate Bonds	1,177,857	35,163,697	2,920,524	39,262,078
Floating Rate Loan
Interests	—	—	554,817	554,817
Foreign Agency
Obligations	—	23,616,309	667,180	24,283,489
Structured Notes	—	—	43,301	43,301
U.S. Treasury
Obligations	—	28,749,160	—	28,749,160

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Investment Companies	$12,553,730	—	—	$12,553,730
Preferred Securities	1,002,773	$1,416,137	—	2,418,910
Warrants	233,107	—	—	233,107
Short-Term Securities:
Money Market Fund	331,767	—	—	331,767
Time Deposits	—	33,566	—	33,566
U.S. Treasury
Obligations	—	22,848,490	—	22,848,490

Total	$132,767,110	$165,640,043	$4,225,747	$302,632,900

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts…	$11,955	$120,210	85,487	$217,652
Foreign currency exchange contracts	—	76,011	—	76,011
Liabilities:
Equity contracts…	(154,059)	(41,132)	(31,661)	(226,852)
Foreign currency exchange contracts	—	(582,106)	—	(582,106)

Total	(142,104)	$(427,017)	$53,826	$(515,295)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/ depreciation on the instruments and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests

Balance, as of December 31, 2009	$2,000	—	$8,066,782	$300,000
Accrued discounts/premiums	304	—	187,745	—
Net realized gain (loss)	—	—	119,340	—
Net change in unrealized
appreciation/depreciation[2]	27,696	—	146,000	—
Purchases	—	—	513,993	—
Sales	—	—	(4,772,248)	—
Transfers in3	—	$9,925	—	254,817
Transfers out[3]	—	—	(1,341,088)	—

Balance, as of September 30, 2010	$30,000	$9,925	$2,920,524	$554,817

	Foreign Government Obligations	Preferred Stocks	Structured Notes	Total

Balance, as of December 31, 2009	$628,555	$36,711	$70,414	$9,104,462
Accrued discounts/premiums	(417)	—	84	187,716
Net realized gain (loss)	2,948	4	122	122,414
Net change in unrealized
appreciation/depreciation[2]	(584)	(12,010)	(310)	160,792
Purchases	—	—	—	513,993
Sales	(148,012)	(14,780)	(27,009)	(4,962,049)
Transfers in3	184,690	—	—	449,432
Transfers out[3]	—	(9,925)	—	(1,351,013)

Balance, as of September 30, 2010	$667,180	—	$43,301	$4,255,747

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $41,159.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	17

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

Equity Contracts

Assets/Liabilities:
Balance, as of December 31, 2009	$442,500
Accrued discounts/premium	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(442,500)
Purchases	—
Sales	—
Transfers in3	53,826
Transfers out[3]	--

Balance, as of September 30, 2010	$53,826

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Capital Markets — 0.6%
CDP Financial, Inc., 3.00%,
11/25/14 (a)	$735	$763,244

Commercial Banks — 3.4%
Bank Nederlandse Gemeenten,
1.75%, 10/06/15 (a)(b)	1,000	995,770
Dexia Credit Local SA, 2.00%,
3/05/13 (a)	375	377,828
Eksportfinans ASA:
1.88%, 4/02/13	995	1,016,421
3.00%, 11/17/14	560	590,467
2.00%, 9/15/15	795	796,973
The Toronto-Dominion Bank,
2.20%, 7/29/15 (a)	445	450,968

		4,228,427

Thrifts & Mortgage Finance — 1.2%
Achmea Hypotheekbank NV,
3.20%, 11/03/14 (a)	490	520,886
Cie de Financement Foncier,
2.50%, 9/16/15 (a)	400	402,281
Stadshypotek AB, 1.45%,
9/30/13 (a)	530	531,731

		1,454,898

Total Corporate Bonds – 5.2%		6,446,569

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13	220	223,358
2.75%, 9/08/20	95	95,600
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	45	48,832
Series E, 5.25%, 7/02/12	160	172,392
Province of Ontario Canada:
4.10%, 6/16/14	25	27,463
Series 1, 1.88%, 11/19/12	445	455,861
Qatar Government International
Bond, 4.00%, 1/20/15 (a)	260	274,300

Total Foreign Agency Obligations – 1.0%		1,297,806

Non-Agency Mortgage-Backed
Securities

Collateralized Mortgage
Obligations — 1.6%
Countrywide Alternative Loan Trust,
Series 2008-2R:
Class 3A1, 6.00%, 8/25/37	739	553,234
Class 4A1, 6.25%, 8/25/37	1,591	1,343,160

Non-Agency Mortgage-Backed	Par
Securities	(000)	Value

Collateralized Mortgage Obligations
(concluded)
Residential Funding Mortgage
Securities I, Series 2007-S2,
Class A3, 6.00%, 2/25/37	$143	$142,540

Total Non-Agency Mortgage-Backed
Securities – 1.6%		2,038,934

U.S. Government Sponsored Agency
Securities

Agency Obligations — 3.8%
Fannie Mae, 1.63%, 10/26/15	2,265	2,264,101
Freddie Mac:
1.13%, 12/15/11	2,100	2,118,759
5.50%, 7/18/16	100	120,318
5.00%, 2/16/17	140	164,413

		4,667,591

Collateralized Mortgage
Obligations — 4.3%
Freddie Mac Mortgage-Backed
Securities, Series 3207, Class
NB, 6.00%, 11/15/30	286	289,068
Ginnie Mae Mortgage-Backed
Securities, Class Z (c):
Series 2004-43, 4.50%,
6/16/44	2,317	2,211,546
Series 2004-45, 5.67%,
6/16/45	2,500	2,855,243

		5,355,857

Federal Deposit Insurance
Corporation Guaranteed — 0.7%
General Electric Capital Corp.:
2.00%, 9/28/12	700	719,274
2.13%, 12/21/12	195	201,209

		920,483

Interest Only Collateralized
Mortgage Obligations — 7.5%
Fannie Mae Mortgage-Backed
Securities (c):
Series 2007-17, Class SI,
6.07%, 3/25/37	3,487	391,234
Series 2008-57, Class SE,
5.74%, 2/25/37	3,052	300,943
Series 2009-17, Class QS,
6.32%, 3/25/39	2,690	264,954
Series 2010-35, Class KS,
6.17%, 4/25/40	9,620	1,208,098
Series 2010-64, Class SM,
6.17%, 6/25/40	3,938	506,259
Ginnie Mae Mortgage-Backed
Securities (c):
Series 2002-83, Class IO,
1.57%, 10/16/42	17,480	245,344

Portfolio Abbreviations

LIBOR	London InterBank Offered Rate

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency	Par	Value
Securities	(000)

Interest Only Collateralized Mortgage
Obligations (concluded)
Ginnie Mae Mortgage-Backed
Securities (c) (concluded):
Series 2003-17, Class IO,
1.24%, 3/16/43	$24,716	$530,148
Series 2003-109, Class IO,
1.10%, 11/16/43	15,909	322,567
Series 2004-9, Class IO,
1.38%, 3/16/34	8,809	178,882
Series 2004-77, Class IO,
1.07%, 9/16/44	54,242	1,168,349
Series 2006-49, Class SA,
6.22%, 2/20/36	1,468	137,948
Series 2007-7, Class JI,
5.86%, 2/20/37	2,612	348,210
Series 2007-23, Class ST,
5.96%, 4/20/37	1,257	131,343
Series 2007-36, Class SG,
6.12%, 6/20/37	3,045	345,327
Series 2007-59, Class SC,
6.03%, 7/20/37	3,878	452,049
Series 2008-1, Class AS,
3.38%, 1/20/38	1,914	198,444
Series 2008-6, Class SD,
6.20%, 2/20/38	2,418	254,461
Series 2008-15, Class CI,
6.23%, 2/20/38	1,800	201,101
Series 2008-27, Class SI,
6.21%, 3/20/38	1,260	124,364
Series 2008-36, Class SA,
7.44%, 4/20/38	1,479	205,192
Series 2008-53, Class CS,
5.69%, 6/20/38	2,883	288,027
Series 2008-60, Class LS,
6.14%, 1/20/38	3,184	269,792
Series 2009-92, Class SC,
5.86%, 10/16/39	3,612	371,460
Series 2009-106, Class SL,
5.76%, 4/20/36	3,053	406,679
Series 2009-110, Class CS,
6.04%, 11/16/39	4,610	451,244

		9,302,419

Mortgage-Backed Securities — 264.1%
Fannie Mae Mortgage-Backed
Securities:
3.29%, 11/01/35 (c)	921	969,851
3.50%, 10/01/40 (d)	1,400	1,410,062
4.00%, 6/01/25 - 10/15/40 (d)	61,286	63,145,008
4.50%, 4/01/38 - 12/15/40 (d)	12,867	13,385,490
4.95%, 11/01/35 (c)	1,080	1,124,983
5.00%, 10/15/25 - 10/15/40 (d)	30,519	32,183,647
5.50%, 11/01/21 - 10/15/40 (d)(e)	39,437	42,007,881
6.00%, 4/01/35 - 10/15/40 (d)	132,462	142,373,125
6.50%, 10/15/40 (d)	1,800	1,962,562
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/25 - 10/15/40 (d)	16,729	17,290,255
5.50%, 10/15/40 (d)	6,000	6,363,750
8.00%, 3/01/30 - 6/01/31	47	54,624

U.S. Government Sponsored Agency	Par	Value
Securities	(000)

Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed
Securities (d):
4.00%, 10/15/40	$2,000	$2,067,500
5.00%, 11/19/40	1,100	1,167,713
5.50%, 10/15/40	100	107,500
6.00%, 10/15/40	1,000	1,085,000
6.50%, 10/15/40	1,300	1,429,187
		328,128,138
Total U.S. Government Sponsored
Agency Securities – 280.4%		348,374,488

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21	1,705	2,583,875
8.00%, 11/15/21 (f)	1,420	2,141,759
7.25%, 8/15/22	505	732,171
U.S. Treasury Notes:
0.38%, 8/31/12	255	254,811
0.38%, 9/30/12	605	604,338
1.25%, 9/30/15 (g)	6,555	6,544,761
2.63%, 8/15/20 (g)	59,616	60,174,900
3.88%, 8/15/40	10	10,338

Total U.S. Treasury Obligations – 58.8%		73,046,953

Total Long-Term Investments
(Cost – $428,045,265) – 347.0%		431,204,750

Short-Term Securities	Shares

Money Market Fund – 1.3%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (h)(i)	1,577,329	1,577,329

	Par
	(000)

U.S. Government Obligations – 8.0%
Federal Home Loan Bank Discount
Note, 0.13%, 10/27/10	10,000	9,999,061

Total Short-Term Securities
(Cost – $11,576,390) – 9.3%		11,576,390

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Exchange-Traded Call Options — 0.0%
Five-Year U.S. Treasury Note Future,
Strike Price $121.00, Expires
11/26/10	7	$4,430

Exchange-Traded Put Options — 0.0%
EuroDollar 1-Year Mid-Curve Options,
Strike Price $97.75, Expires
12/10/10	104	650
Five-Year U.S. Treasury Note Future,
Strike Price $117.00, Expires
11/26/10	7	274

		924

	Notional Amount (000)

Over-the-Counter Call
Swaptions — 0.5%
Receive a fixed rate of 3.70% and
pay a floating rate based on
3-month LIBOR, Expires
11/08/10, Broker BNP
Paribas SA	$4,800	472,747
Receive a fixed rate of 4.39% and
pay a floating rate based on
3-month LIBOR, Expires
5/08/12, Broker Citibank NA	800	96,996

		569,743

Over-the-Counter Put
Swaptions — 0.0%
Pay a fixed rate of 3.70% and
receive a floating rate based on
3-month LIBOR, Expires
11/08/10, Broker BNP
Paribas SA	4,800	120
Pay a fixed rate of 3.55% and
receive a floating rate based on
3-month LIBOR, Expires
3/01/11, Broker Credit Suisse
International	1,600	7,762
Pay a fixed rate of 4.39% and
receive a floating rate based on
3-month LIBOR, Expires
5/08/12, Broker Citibank NA	800	12,485

		20,367

Total Options Purchased
(Cost – $400,998) – 0.5%		595,464

Total Investments Before TBA Sale
Commitments
(Cost – $440,022,653*) – 356.8%		443,376,604

TBA Sale Commitments (d)	Par (000)

Fannie Mae Mortgage-Backed
Securities:
4.00%, 6/01/25 - 10/15/40	61,200	(63,042,349)
4.50%, 4/01/38 - 12/15/40	11,600	(12,078,500)
5.00%, 10/15/25 - 10/15/40	24,900	(26,216,719)

	Par	Value
TBA Sale Commitments (d)	(000)

Fannie Mae Mortgage-Backed Securities
(concluded)
5.50%, 11/01/21 - 10/15/40	$32,900	$(34,971,680)
6.00%, 4/01/35 - 10/15/40	124,400	(133,613,313)
Freddie Mac Mortgage-Backed
Securities, 4.00%, 5/01/25 –
10/15/40	5,800	(6,053,750)

Total TBA Sale Commitments
(Proceeds – $275,833,805) – (222.1)%		(275,976,311)

Total Investments, Net of TBA Sale
Commitments – 134.7%		167,400,293

Liabilities in Excess of Other Assets – (34.7)%		(43,146,140)

Net Assets – 100.0%		$124,254,153

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:
	Aggregate cost		$440,022,653

	Gross unrealized appreciation		$4,338,997
	Gross unrealized depreciation		(985,046)

	Net unrealized appreciation		$3,353,951

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

			Unrealized
	Counterparty	Value	Appreciation

	UBS Securities	$995,770	—

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

			Unrealized Appreciation (Depreciation)

	Counterparty	Value

	BNP Paribas	$(13,636,713)	$60,935
	Bank of America NA	$(1,369,968)	$9,251
	Barclays Capital Plc	$2,067,500	$1,250
	Citigroup Global Markets Inc.	$2,764,981	$1,801
	Credit Suisse Securities (USA) LLC	$(128,890,854)	$(201,783)
	Deutsche Bank Securities, Inc.	$1,239,968	$(2,876)
	Goldman Sachs & Co.	$57,243,150	$41,701
	Greenwich Financial Services	$3,584,563	$(4,097)
	JPMorgan Securities, Inc.	$13,617,896	$6,045
	Morgan Stanley Capital Services, Inc.	$16,421,119	$21,682
	Nomura Securities International, Inc.	$48,190,227	$59,461
	UBS Securities	$7,545,580	$(23,576)
	Wells Fargo Bank, NA	$(1,754,406)	$(515)

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Shares
		Shares Held		Held at
		at December		September
	Affiliate	31, 2009	Net Activity	30, 2010	Income

BlackRock Liquidity
Funds, TempFund,
	Institutional Class	445,018	1,132,311	1,577,329	$8,284

(i)	Represents the current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts sold as of September 30, 2010 were as follows:

						Unrealized
					Notional Value	Appreciation
	Contracts	Issue	Exchange	Expiration Date		(Depreciation)

	121	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$26,551,968	$(5,641)
	180	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$21,710,487	(45,607)
	70	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$8,814,210	(9,071)
	2	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$267,372	(66)
	17	30-Year U.S. Treasury Ultra-Bond	Chicago Mercantile	December 2010	$2,446,295	44,514
	25	Euro-Dollar Future	Chicago Mercantile	December 2010	$6,225,569	(1,931)
	48	Euro-Dollar Future	Chicago Mercantile	March 2011	$11,942,297	(8,503)
	47	Euro-Dollar Future	Chicago Mercantile	June 2011	$11,676,621	(16,392)
	49	Euro-Dollar Future	Chicago Mercantile	September 2011	$12,144,012	(34,938)
	87	Euro-Dollar Future	Chicago Mercantile	December 2011	$21,519,051	(78,699)
	24	Euro-Dollar Future	Chicago Mercantile	March 2012	$5,941,547	(8,353)
	18	Euro-Dollar Future	Chicago Mercantile	June 2012	$4,445,713	(9,962)
	14	Euro-Dollar Future	Chicago Mercantile	September 2012	$3,452,462	(7,813)
	12	Euro-Dollar Future	Chicago Mercantile	December 2012	$2,952,379	(8,321)
	12	Euro-Dollar Future	Chicago Mercantile	March 2013	$2,947,292	(8,458)
	7	Euro-Dollar Future	Chicago Mercantile	June 2013	$1,717,444	(3,419)
	4	Euro-Dollar Future	Chicago Mercantile	September 2013	$980,002	(1,448)

	Total					$(204,108)

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

		Interest	Trade	Maturity	Net Closing Amount	Face
	Counterparty	Rate	Date	Date		Amount

	Barclays Capital Inc.	(0.06)%	9/28/10	Open	$3,188,976	$3,188,981
	Barclays Capital Inc.	0.16%	9/28/10	Open	16,260,145	16,260,000
	Barclays Capital Inc.	0.22%	9/29/10	Open	4,065,050	4,065,000
	Barclays Capital Inc.	0.19%	9/30/10	Open	8,130,043	8,130,000
	JPMorgan Securities, Inc.	0.38%	9/30/10	Open	1,995,021	1,995,000

	Total				$33,639,235	$33,638,981

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

	Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	0.66% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2012	$1,200	$1,467
	1.33% (a)	3-month LIBOR	Deutsche Bank AG	July 2013	$3,600	51,438
	1.62% (b)	3-month LIBOR	Deutsche Bank AG	August 2015	$1,400	(9,488)
	1.71% (b)	3-month LIBOR	Citibank NA	September 2015	$3,325	(34,013)
	1.64% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$600	3,845
	1.72% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$1,100	12,132
	2.79% (b)	3-month LIBOR	Deutsche Bank AG	June 2017	$1,000	(50,467)
	4.80% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$3,000	(468,967)
	3.15% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	$5,500	(295,038)
	2.50% (b)	3-month LIBOR	Deutsche Bank AG	August 2020	$3,900	21,364
	2.69% (b)	3-month LIBOR	Citibank NA	September 2020	$1,800	50,222
	2.74% (b)	3-month LIBOR	Citibank NA	September 2020	$700	(10,951)
	2.82% (b)	3-month LIBOR	Citibank NA	September 2020	$200	(4,560)
	2.62% (b)	3-month LIBOR	Credit Suisse International	September 2020	$1,100	(5,540)
	2.50% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$300	(1,830)
	2.57% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$700	(486)
	2.70% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$4,100	(3,921)
	2.77% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$900	16,542
	2.56% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,400	365
	2.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,400	4,542
	2.68% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$900	(9,611)
	2.70% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$500	(5,876)
	2.55% (b)	3-month LIBOR	UBS AG	September 2020	$500	687
	2.62% (b)	3-month LIBOR	UBS AG	September 2020	$800	(19,527)
	6.50% (b)	3-month LIBOR	Credit Suisse International	January 2038	$1,615	363

	Total					$(757,308)

	(a) Pays floating interest rate and receives fixed rate.
	(b) Pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of September 30, 2010 were as follows:

				Notional	Unrealized
	Interest			Amount	Appreciation
	Rate Payable	Counterparty	Expiration	(000)	(Depreciation)

	6.50%	Credit Suisse International	January 2038	$1,885	$(17,430	) (c)
	6.50%	JPMorgan Chase Bank NA	January 2038	$2,231	(19,936	) (c)
	5.50%	Goldman Sachs International	January 2039	$1,882	35,537	(d)
	6.00%	Goldman Sachs International	January 2039	$3,327	(5	) (e)
	5.50%	Morgan Stanley Capital Services, Inc.	January 2039	$969	14,686	(d)
	4.50%	Goldman Sachs International	January 2040	$1,569	361	(f)

	Total				$13,213

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.
(d)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.
(e)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.
(f)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (concluded)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$431,204,750	—	$431,204,750
Short-Term Securities:
Money Market Fund	$1,577,329	—	—	1,577,329
U.S. Government Obligations	—	9,999,061	—	9,999,061
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(275,976,311)	—	(275,976,311)

Total	$1,577,329	$165,227,500	—	$166,804,829

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$49,868	$752,714	50,947	$853,529
Liabilities:
Interest rate contracts	(248,622)	(920,280)	(37,366)	(1,206,268)

Total	$(198,754)	$(167,566)	$13,581	$(352,739)

[2]	Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts

Assets/Liabilities:
	Balance, as of December 31, 2009	—
	Accrued discounts/premiums	—
	Net realized gain (loss)	—
Net change in unrealized
	appreciation/depreciation	—
	Purchases	—
	Sales	—
	Transfers in3	$13,581
	Transfers out[3]	—

	Balance, as of September 30, 2010	$13,581

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals — 0.2%
LyondellBasell Industries NV, Class A (a)	882	$21,080
LyondellBasell Industries NV, Class B (a)	3,645	86,933

		108,013

Construction Materials — 0.0%
Nortek, Inc. (a)	160	6,400

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	14,935	478

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)	13,864	33,417
Ainsworth Lumber Co. Ltd. (a)(b)	15,671	37,772

		71,189

Wireless Telecommunication
Services — 0.1%
FiberTower Corp. (a)	15,308	64,906

Total Common Stocks – 0.5%		250,986

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
DynCorp International, Inc.,
10.38%, 7/01/17 (b)	$25	24,875
GeoEye, Inc., 9.63%, 10/01/15	30	32,738
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17	100	106,000

		163,613

Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 8/16/15	145	145,000
Series 2, 12.38%, 8/16/15	145	145,000

		290,000

Airlines — 1.0%
Air Canada, 9.25%, 8/01/15 (b)	210	212,100
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	105	111,843
United Air Lines, Inc., 12.75%,
7/15/12	198	222,029

		545,972

Auto Components — 2.2%
Allison Transmission, Inc. (b):
11.00%, 11/01/15	120	130,200
11.25%, 11/01/15 (c)	41	44,485

Corporate Bonds	Par (000)	Value

Auto Components (concluded)
Delphi International Holdings
Unsecured, 12.00%, 10/06/14	$7	$6,649
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	80	84,200
8.75%, 8/15/20	80	85,600
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(d)(e)	50	46,000
7.75%, 1/15/16	60	60,300
8.00%, 1/15/18	680	683,400

		1,140,834

Beverages — 0.1%
Cott Beverages USA, Inc., 8.13%,
9/01/18 (b)	53	56,114

Biotechnology — 0.2%
QHP Pharma, 10.25%,
3/15/15 (b)	105	107,358

Building Products — 1.6%
Associated Materials LLC, 9.88%,
11/15/16	90	108,900
Building Materials Corp. of America (b):
6.88%, 8/15/18	105	103,162
7.00%, 2/15/20	80	82,000
CPG International I, Inc., 10.50%,
7/01/13	250	252,500
Momentive Performance Materials,
Inc., Series WI, 9.75%,
12/01/14	115	117,875
Ply Gem Industries, Inc., 11.75%,
6/15/13	145	155,150

		819,587

Capital Markets — 0.7%
American Capital Ltd., 8.96%,
12/31/13	70	71,569
E*Trade Financial Corp. (d)(f):
3.55%, 8/31/19 (b)	37	52,031
Series A, 4.11%, 8/31/19	1	1,406
KKR Group Finance Co., 6.38%,
9/29/20 (b)	120	122,556
Pinafore LLC, 9.00%,
10/01/18 (b)	90	94,500

		342,062

Chemicals — 3.9%
American Pacific Corp., 9.00%,
2/01/15	120	119,100
CF Industries, Inc.:
6.88%, 5/01/18	110	118,387
7.13%, 5/01/20	175	191,406
Celanese US Holdings LLC, 6.63%,
10/15/18 (b)	90	92,025

Portfolio Abbreviations

FKA	Formerly Known As

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
Chemtura Corp., 7.88%,
9/01/18 (b)	$105	$109,725
Georgia Gulf Corp., 9.00%,
1/15/17 (b)	15	15,713
Hexion U.S. Finance Corp.:
9.75%, 11/15/14	160	166,400
8.88%, 2/01/18	105	102,900
Huntsman International LLC:
8.63%, 3/15/20	45	46,575
8.63%, 3/15/21 (b)	45	46,575
Ineos Finance Plc, 9.00%,
5/15/15 (b)	100	104,375
Koppers, Inc., 7.88%, 12/01/19	85	88,612
MacDermid, Inc., 9.50%,
4/15/17 (b)	130	135,850
NOVA Chemicals Corp., 8.63%,
11/01/19	140	148,575
Nalco Co., 8.25%, 5/15/17	225	248,625
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (b)	110	118,525
PolyOne Corp., 7.38%, 9/15/20	40	41,250
Solutia, Inc., 8.75%, 11/01/17	45	49,163
TPC Group LLC, 8.25%,
10/01/17 (b)(g)	60	61,500

		2,005,281

Commercial Banks — 3.0%
CIT Group, Inc.:
7.00%, 5/01/16	504	495,971
7.00%, 5/01/17	1,087	1,063,837

		1,559,808

Commercial Services &
Supplies — 1.3%
ARAMARK Corp., 3.97%,
2/01/15 (e)	150	136,688
International Lease Finance Corp.,
8.63%, 9/15/15 (b)	30	32,100
Mobile Services Group, Inc.,
9.75%, 8/01/14	120	125,400
RSC Equipment Rental, Inc.,
10.00%, 7/15/17 (b)	125	139,062
West Corp.:
8.63%, 10/15/14 (b)	95	95,000
9.50%, 10/15/14	125	130,781

		659,031

Construction Materials — 0.4%
Nortek, Inc., 11.00%, 12/01/13	201	213,255

Consumer Finance — 2.3%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)	235	246,750
Ford Motor Credit Co. LLC:
8.00%, 12/15/16	600	678,223
6.63%, 8/15/17	260	277,013

		1,201,986

Containers & Packaging — 4.2%
Ball Corp.:
7.38%, 9/01/19	30	32,625
6.75%, 9/15/20	95	100,700

Corporate Bonds	Par (000)	Value

Containers & Packaging (concluded)
Berry Plastics Corp.:
8.88%, 9/15/14	$170	$164,475
8.25%, 11/15/15	155	159,650
Berry Plastics Holding Corp.,
8.88%, 9/15/14	185	179,912
Cascades, Inc., 7.75%, 12/15/17	100	104,250
Crown Americas LLC, 7.63%,
5/15/17	150	162,000
Graham Packaging Co. LP, 8.25%,
10/01/18 (b)	45	45,731
Graphic Packaging International, Inc.:
9.50%, 6/15/17	150	159,750
7.88%, 10/01/18	75	77,063
Greif, Inc., 7.75%, 8/01/19	50	54,063
Impress Holdings BV, 3.65%,
9/15/13 (b)(e)	330	328,350
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16	210	226,012
Pregis Corp., 12.38%, 10/15/13	185	185,925
Rock-Tenn Co., 9.25%, 3/15/16	35	38,413
Sealed Air Corp., 7.88%, 6/15/17	140	151,673

		2,170,592

Diversified Financial
Services — 3.9%
Ally Financial Inc., 7.50%,
9/15/20(b)	370	394,050
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16	140	142,800
GMAC, Inc.:
7.50%, 12/31/13	80	85,000
8.00%, 3/15/20 (b)	570	622,725
Leucadia National Corp., 8.13%,
9/15/15	250	268,750
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)	325	330,687
Reynolds Group Issuer, Inc.,
8.50%, 5/15/18 (b)	120	117,300
Southern Star Central Corp.,
6.75%, 3/01/16 (b)	80	80,800

		2,042,112

Diversified Telecommunication
Services — 1.9%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12	165	161,700
Frontier Communications Corp.:
7.88%, 4/15/15	45	48,600
8.25%, 4/15/17	57	62,344
8.50%, 4/15/20	80	88,300
ITC Deltacom, Inc., 10.50%,
4/01/16	110	111,787
Qwest Communications
International, Inc., 8.00%,
10/01/15	100	108,250
tw telecom holdings, Inc., 8.00%,
3/01/18	40	41,900
Wind Acquisition Finance SA,
12.00%, 12/01/15 (b)	140	148,225
Windstream Corp., 7.88%,
11/01/17	210	218,925

		990,031

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities — 0.6%
FPL Energy National Wind Portfolio,
LLC, 6.13%, 3/25/19 (b)	$145	$138,105
IPALCO Enterprises, Inc., 7.25%,
4/01/16(b)	145	155,875

		293,980

Energy Equipment &
Services — 2.1%
Cie Generale de Geophysique-
Veritas, 9.50%, 5/15/16	75	81,000
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17	295	301,637
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b)	355	338,137
Global Geophysical Services, Inc.,
10.50%, 5/01/17 (b)	60	61,050
North American Energy Alliance
LLC, 10.88%, 6/01/16 (b)	105	114,713
Pride International, Inc., 6.88%,
8/15/20	80	87,100
Thermon Industries, Inc., 9.50%,
5/01/17(b)	90	94,050

		1,077,687

Food & Staples Retailing — 0.5%
Rite Aid Corp., 9.75%, 6/12/16	270	288,563

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18	40	41,650
Reddy Ice Corp., 11.25%, 3/15/15	80	81,800
Smithfield Foods, Inc., 10.00%,
7/15/14(b)	45	51,750
TreeHouse Foods, Inc., 7.75%,
3/01/18	30	32,250

		207,450

Health Care Equipment &
Supplies — 0.8%
DJO Finance LLC, 10.88%,
11/15/14	215	233,813
Hologic, Inc., 2.00%,
12/15/37(d)(h)	220	203,500

		437,313

Health Care Providers &
Services — 2.3%
American Renal Holdings, 8.38%,
5/15/18(b)	115	118,450
Gentiva Health Services, Inc.,
11.50%, 9/01/18 (b)	95	101,412
HCA, Inc.:
9.13%, 11/15/14	160	168,600
8.50%, 4/15/19	110	122,650
7.25%, 9/15/20	175	187,250
inVentiv Health Inc., 10.00%,
8/15/18(b)	75	74,531
Tenet Healthcare Corp.:
10.00%, 5/01/18	192	219,360
8.88%, 7/01/19	205	226,269

		1,218,522

Corporate Bonds	Par (000)	Value

Health Care Technology — 0.9%
IMS Health, Inc., 12.50%,
3/01/18(b)	$415	$483,475

Hotels, Restaurants &
Leisure — 1.8%
Diamond Resorts Corp., 12.00%,
8/15/18(b)	230	225,975
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(i)	25	4
HRP Myrtle Beach Operations LLC,
4/01/12(a)(b)(i)	250	25
Harrah's Operating Co., Inc.,
10.00%, 12/15/18	140	111,825
MGM Resorts International,
10.38%, 5/15/14	295	328,187
Marina District Finance Co., Inc.,
9.88%, 8/15/18 (b)	70	67,550
Travelport LLC:
4.92%, 9/01/14 (e)	30	27,900
9.88%, 9/01/14	40	41,150
9.00%, 3/01/16 (b)	20	19,900
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14(a)(i)	15	32
Virgin River Casino Corp., 9.00%,
1/15/12(a)(i)	100	45,000
Waterford Gaming LLC, 8.63%,
9/15/14(b)	105	66,570

		934,118

Household Durables — 2.5%
Ashton Woods USA LLC,
6/30/15(b)(j)	234	117,000
Beazer Homes USA, Inc.:
8.13%, 6/15/16	25	23,063
12.00%, 10/15/17	240	276,000
9.13%, 6/15/18	350	327,687
Pulte Homes, Inc., 6.38%,
5/15/33	10	8,000
Ryland Group Inc., 6.63%,
5/01/20	165	159,637
Standard Pacific Corp.:
6.25%, 4/01/14	10	9,638
7.00%, 8/15/15	30	28,725
10.75%, 9/15/16	200	218,000
8.38%, 5/15/18	145	145,000

		1,312,750

Independent Power Producers &
Energy Traders — 2.1%
The AES Corp., 8.75%,
5/15/13(b)	107	108,605
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)	185	197,950
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)	600	595,656
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20	30	29,772

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Independent Power Producers & Energy
Traders (concluded)
NRG Energy, Inc.:
7.38%, 2/01/16	$60	$61,725
7.38%, 1/15/17	95	97,375

		1,091,083

Industrial Conglomerates — 1.6%
Sequa Corp. (b):
11.75%, 12/01/15	230	242,650
13.50%, 12/01/15 (c)	527	566,663

		809,313

Insurance — 0.1%
USI Holdings Corp., 4.25%,
11/15/14(b)(e)	60	51,075

Internet & Catalog Retail — 0.0%
NetFlix, Inc., 8.50%, 11/15/17	10	11,150

Machinery — 2.2%
Accuride Corp., 9.50%,
8/01/18(b)	30	31,500
ESCO Corp., 8.63%, 12/15/13 (b)	100	102,500
Navistar International Corp.:
3.00%, 10/15/14 (d)	340	382,075
8.25%, 11/01/21	200	213,500
Oshkosh Corp., 8.25%, 3/01/17	150	161,250
Titan International, Inc.:
8.00%, 1/15/12	80	86,000
5.63%, 1/15/17 (b)(d)	50	73,750
7.88%, 10/01/17 (b)(g)	70	70,700

		1,121,275

Marine — 0.5%
Horizon Lines, Inc., 4.25%,
8/15/12(d)	280	254,800

Media — 9.4%
Affinion Group, Inc.:
10.13%, 10/15/13	130	133,250
10.13%, 10/15/13	325	333,937
CCH II LLC, 13.50%, 11/30/16	307	364,676
CCO Holdings LLC (b):
7.88%, 4/30/18	90	93,375
8.13%, 4/30/20	90	95,400
CMP Susquehanna Corp., 3.64%,
5/15/14	20	400
CSC Holdings, Inc., 8.50%,
4/15/14	180	198,225
Clear Channel Worldwide Holdings,
Inc., Series B, 9.25%, 12/15/17	894	954,345
DISH DBS Corp., 7.00%, 10/01/13	45	47,756
Gannett Co., Inc., 10.00%,
4/01/16	75	84,750
Gray Television, Inc., 10.50%,
6/29/15	45	44,944
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)	40	33,600
9.50%, 5/15/15	50	47,375
Intelsat Corp., 9.25%, 6/15/16	300	319,875
Interactive Data Corp., 10.25%,
8/01/18(b)	200	214,000
LIN Television Corp., 8.38%,
4/15/18(b)	115	121,469

Corporate Bonds	Par (000)	Value

Media (concluded)
Liberty Global, Inc., 4.50%,
11/15/16 (b)(d)	$100	$134,500
Live Nation Entertainment, Inc.,
8.13%, 5/15/18 (b)	125	126,250
The McClatchy Co., 11.50%,
2/15/17	95	101,056
Nielsen Finance LLC:
11.63%, 2/01/14	40	45,400
11.50%, 5/01/16	150	170,250
15.99%, 8/01/16 (j)	10	10,013
ProQuest LLC, 9.00%,
10/15/18(b)	90	91,350
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(b)(i)	163	155,270
Rainbow National Services LLC,
10.38%, 9/01/14 (b)	60	62,400
Regal Entertainment Group,
9.13%, 8/15/18	65	68,169
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)	225	223,594
UPC Germany GmbH, 8.13%,
12/01/17 (b)	600	624,000

		4,899,629

Metals & Mining — 2.7%
AK Steel Corp., 7.63%, 5/15/20	15	15,188
Aleris International, Inc. (a)(i):
9.00%, 12/15/14	130	325
10.00%, 12/15/16	125	56
Arch Western Finance LLC, 6.75%,
7/01/13	11	11,124
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	150	158,437
7.38%, 2/15/16	145	147,719
FMG Finance Property Ltd. (b):
10.00%, 9/01/13	55	60,775
10.63%, 9/01/16	155	190,844
Foundation PA Coal Co., 7.25%,
8/01/14	150	153,562
Goldcorp, Inc., 2.00%, 8/01/14 (d)	115	139,869
Murray Energy Corp., 10.25%,
10/15/15 (b)	70	72,625
Ryerson, Inc.:
7.84%, 11/01/14 (e)	65	60,531
12.00%, 11/01/15	20	20,600
Steel Dynamics, Inc.:
7.38%, 11/01/12	80	85,500
7.63%, 3/15/20 (b)	70	72,625
United States Steel Corp., 7.38%,
4/01/20	85	88,612
Vedanta Resources Plc, 9.50%,
7/18/18 (b)	115	124,200

		1,402,592

Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%,
6/15/19	65	77,611

Multiline Retail — 1.5%
Dollar General Corp., 11.88%,
7/15/17 (c)	653	760,745

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable
Fuels — 10.2%
Arch Coal, Inc., 7.25%, 10/01/20	$165	$174,281
Atlas Energy Operating Co. LLC,
12.13%, 8/01/17	75	86,719
Bill Barrett Corp., 9.88%, 7/15/16	10	10,925
Chesapeake Energy Corp.:
6.50%, 8/15/17	100	103,750
6.63%, 8/15/20	460	480,700
2.25%, 12/15/38 (d)	125	96,094
Cimarex Energy Co., 7.13%,
5/01/17	50	52,500
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)	85	89,675
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15 (b)	265	268,975
Consol Energy, Inc., 8.25%,
4/01/20 (b)	470	513,475
Continental Resources Inc., 7.13%,
4/01/21 (b)	70	72,800
Crosstex Energy LP, 8.88%,
2/15/18	55	57,613
Denbury Resources, Inc.:
9.75%, 3/01/16	195	218,887
8.25%, 2/15/20	125	136,406
EXCO Resources, Inc., 7.50%,
9/15/18	105	104,344
El Paso Corp., 8.25%, 2/15/16	60	66,750
Energy Transfer Equity LP, 7.50%,
10/15/20	125	131,563
Forest Oil Corp., 8.50%, 2/15/14	10	10,925
Harvest Operations Corp., 6.88%,
10/01/17 (b)(g)	20	20,450
Hilcorp Energy I LP, 8.00%,
2/15/20 (b)	130	133,575
Linn Energy LLC (b):
8.63%, 4/15/20	235	249,100
7.75%, 2/01/21	110	110,963
Massey Energy Co., 6.88%,
12/15/13	50	51,250
Niska Gas Storage US LLC, 8.88%,
3/15/18 (b)	270	288,900
OPTI Canada, Inc. (b):
9.00%, 12/15/12	400	405,000
9.75%, 8/15/13	180	182,700
Patriot Coal Corp., 8.25%,
4/30/18	85	85,000
Peabody Energy Corp., 6.50%,
9/15/20	165	177,581
Penn Virginia Resource Partners
LP, 8.25%, 4/15/18	105	108,806
Petrohawk Energy Corp.:
10.50%, 8/01/14	120	135,900
7.25%, 8/15/18 (b)	95	96,900
Range Resources Corp.:
6.38%, 3/15/15	100	102,250
8.00%, 5/15/19	100	109,250
6.75%, 8/01/20	55	57,200
Swift Energy Co., 7.13%, 6/01/17	90	89,100
Teekay Corp., 8.50%, 1/15/20	130	141,537

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Whiting Petroleum Corp., 6.50%,
10/01/18	$90	$92,025

		5,313,869

Paper & Forest Products — 3.4%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (b)(c)	127	108,222
Boise Cascade LLC, 7.13%,
10/15/14	150	144,000
Boise Paper Holdings LLC:
9.00%, 11/01/17	65	69,713
8.00%, 4/01/20	60	62,100
Clearwater Paper Corp., 10.63%,
6/15/16	80	90,000
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)	370	411,162
NewPage Corp., 11.38%,
12/31/14	505	457,025
PH Glatfelter Co., 7.13%, 5/01/16	40	40,850
Verso Paper Holdings LLC:
11.50%, 7/01/14	310	339,450
Series B, 4.22%, 8/01/14 (e)	30	26,700

		1,749,222

Pharmaceuticals — 0.7%
Angiotech Pharmaceuticals, Inc.,
4.05%, 12/01/13 (e)	25	21,437
Novasep Holding SAS, 9.75%,
12/15/16 (b)	198	156,260
Valeant Pharmaceuticals
International (b):
6.75%, 10/01/17	70	71,400
7.00%, 10/01/20	90	92,025

		341,122

Professional Services — 0.3%
FTI Consulting, Inc.:
7.75%, 10/01/16	35	36,400
6.75%, 10/01/20 (b)	130	130,975

		167,375

Real Estate Management &
Development — 0.3%
Forest City Enterprises, Inc.,
7.63%, 6/01/15	150	139,500

Road & Rail — 0.9%
Avis Budget Car Rental LLC,
9.63%, 3/15/18	95	100,463
The Hertz Corp., 7.50%,
10/15/18 (b)	190	190,000
Syncreon Global Ireland Ltd.,
9.50%, 5/01/18 (b)	160	157,000

		447,463

Semiconductors & Semiconductor
Equipment — 0.1%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20 (b)	50	51,625
Linear Technology Corp., Series A,
3.00%, 5/01/27 (d)	25	25,375

		77,000

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Software — 0.0%
BMS Holdings, Inc., 8.59%,
2/15/12 (b) (c)(e)	$111	$2,226

Specialty Retail — 0.6%
Toys 'R' US-Delaware, Inc., 7.38%,
9/01/16 (b)	80	81,400
United Auto Group, Inc., 7.75%,
12/15/16	230	224,538

		305,938

Tobacco — 0.4%
Vector Group Ltd., 11.00%,
8/15/15	200	205,750

Wireless Telecommunication
Services — 5.5%
Clearwire Communications LLC,
12.00%, 12/01/15 (b)	30	32,325
Cricket Communications, Inc.:
10.00%, 7/15/15	375	405,000
7.75%, 5/15/16	160	169,800
Digicel Group Ltd. (b):
9.13%, 1/15/15 (c)	308	314,545
8.25%, 9/01/17	100	105,000
10.50%, 4/15/18	100	109,750
FiberTower Corp., 9.00%,
1/01/16 (b)	59	50,298
iPCS, Inc., 2.59%, 5/01/13 (e)	285	270,750
Intelsat Jackson Holdings SA,
7.25%, 10/15/20 (b)	120	120,600
MetroPCS Wireless, Inc.:
9.25%, 11/01/14	410	429,475
9.25%, 11/01/14	130	136,175
7.88%, 9/01/18	100	103,000
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13	200	201,250
Series F, 5.95%, 3/15/14	30	29,850
Sprint Capital Corp., 6.88%,
11/15/28	400	366,000

		2,843,818

Total Corporate Bonds – 82.1%		42,634,050

Floating Rate Loan Interests (e)

Auto Components — 0.2%
Allison Transmission, Inc., Term
Loan, 3.01% - 3.05%, 8/07/14	95	88,628

Automobiles — 0.5%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.01% - 3.05%, 12/15/13	270	265,006
Tranche B-2 Term Loan,
3.01% - 3.05%, 12/15/13	24	23,461

		288,467

Commercial Services &
Supplies — 0.6%
AWAS Aviation Capital Ltd., Term
Loan B, 7.75%, 6/10/16	100	101,000

Floating Rate Loan Interests (e)	Par (000)	Value

Commercial Services & Supplies
(concluded)
Centerplate, Inc., Term Loan B,
10.75%, 8/24/16	$200	$196,166

		297,166

Consumer Finance — 1.0%
American General Finance Corp.,
Term Loan, 7.25%, 4/21/15	500	501,875

Electric Utilities — 0.4%
Conectiv, Term Loan B, 7.00%,
7/03/17	224	227,564

Food Products — 0.3%
Advance Pierre Foods, Term Loan
(Second Lien) , 11.25%,
9/29/17	165	161,700

Health Care Providers &
Services — 1.0%
HCA, Inc., Tranche A-1 Term Loan,
1.79%, 11/16/12	119	115,272
Harden Healthcare, Term Loan A:
8.50%, 2/22/15	58	56,809
7.75%, 3/02/15	132	128,992
inVentiv Health, Inc., Term Loan B,
6.50%, 7/31/16	200	199,500

		500,573

Hotels, Restaurants &
Leisure — 0.8%
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.37%, 3/27/12 (c)	447	415,260

Household Durables — 0.4%
Visant Holding Corp., Term Loan B,
7.00%, 12/20/16	200	201,100

IT Services — 0.5%
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.01%, 9/24/14	81	71,649
Initial Tranche B-3 Term Loan,
3.01%, 9/24/14	191	168,294

		239,943

Independent Power Producers &
Energy Traders — 0.7%
Dynegy Holdings, Inc., Term Letter
of Credit Facility, 4.01%,
4/02/13	26	26,106
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan,
3.76% - 3.79%, 10/10/14	435	336,697

		362,803

Media — 0.4%
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13	200	212,375

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)	Value

Multiline Retail — 0.0%
The Neiman Marcus Group, Inc.,
Term Loan, 2.26% - 2.29%,
4/06/13	$4	$4,131

Real Estate Investment Trusts
(REITs) — 0.1%
iStar Financial, Inc., Term Loan
(Second Lien), 1.77%, 6/28/11	50	46,525

Real Estate Management &
Development — 0.4%
Realogy Corp., Term Loan (Second
Lien), 13.50%, 10/15/17	200	212,000

Specialty Retail — 0.0%
Claire's Stores, Inc., Term Loan B,
3.05% - 3.23%, 5/29/14	29	25,447

Wireless Telecommunication
Services — 1.0%
Vodafone Group Plc, Revolving
Credit, 6.88%, 7/30/15	500	500,000

Total Floating Rate Loan
Interests – 8.3%		4,285,557

Other Interests (k)	Beneficial Interest (000)	Value

Auto Components — 1.4%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	—(l)	698,944
Lear Corp. Escrow	100	1,250
Lear Corp. Escrow	150	1,875

		702,069

Household Durables — 0.0%
Stanley Martin, Class B
Membership Units (m)	—(l)	21,050

Total Other Interests – 1.4%		723,119

Preferred Securities

Preferred Stocks	Shares

Auto Components — 0.2%
Dana Holding Corp., 4.00% (b)(d)	700	76,388

Diversified Financial
Services — 1.4%
Ally Financial Inc., 7.00% (b)	532	478,883
Citigroup, Inc., 7.50% (d)	2,100	248,871

		727,754

Diversified Telecommunication
Services — 0.0%
PTV, Inc., Series A, 10.00% (a)	8	1

Preferred Stocks	Shares	Value

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)	2,253	$51,030

Media — 0.0%
CMP Susquehanna Radio Holdings
Corp., 0.00% (a)(b)(e)	4,664	—

Real Estate Investment Trusts
(REITs) — 0.0%
MPG Office Trust, Inc., Series A,
7.63% (a)	1,788	19,024

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)	10,000	5,400
Freddie Mac, Series Z, 8.38% (a)	15,157	6,518
		11,918

Total Preferred Securities – 1.7%		886,115

Warrants (n)

Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (Expires 3/26/19) (b)	5,330	—

Total Warrants – 0.0%		—

Total Long-Term Investments
(Cost – $47,449,106) – 94.0%		48,779,827

Short-Term Securities

BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (o)(p)	3,204,672	3,204,672

Total Short-Term Securities
(Cost – $3,204,672) – 6.2%		3,204,672

Total Investments
(Cost – $50,653,778*) – 100.2%		51,984,499

Liabilities in Excess of Other Assets – (0.2)%		(86,732)

Net Assets – 100.0%		$51,897,767

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$50,834,212

Gross unrealized appreciation	$2,837,021
Gross unrealized depreciation	(1,686,734)

Net unrealized appreciation	$1,150,287

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock High Income Portfolio

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

Banc of America Securities	$20,450	$586
Deutsche Bank Securities, Inc.	$61,500	$1,890
Goldman Sachs & Co.	$70,700	$700

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)	Restricted security as to resale, representing 0.04% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Stanley Martin Class B
Membership Units	4/03/06	$50,636	$21,050

(n)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	December 31,	Net	September 30,
Affiliates	2009	Activity	2010	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	244,034	2,960,638	3,204,672	$1,170

(p)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock High Income Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$213,214	$37,772	—	$250,986
Corporate Bonds	—	42,231,706	$402,344	42,634,050
Floating Rate Loan Interests	—	3,077,617	1,207,940	4,285,557
Other Interests	—	—	723,119	723,119
Preferred Securities	809,726	76,389	—	886,115
Short-Term Securities:	3,204,672	—	—	3,204,672
Liabilities:
Unfunded Loan Commitments	—	—	(3,545)	(3,545)

Total	$4,227,612	$45,423,484	$2,329,858	$51,980,954

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Total

Balance, as of December 31,	$5,600	$254,739	$1,795,343	$426,872	$(9,668)	$2,472,886
2009
Accrued discounts/premiums	—	1,169	21,498	—	—	22,667
Net realized gain	—	—	10,444	32,404	—	42,848
Net change in unrealized
appreciation/depreciation[1]	1,680	1,436	(293,354)	272,072	6,123	(12,043)
Purchases	—	—	635,884	—	—	635,884
Sales	—	—	(1,017,989)	(32,404)	—	(1,050,393)
Transfers in2	—	145,000	737,625	24,175	—	906,800
Transfers out[2]	(7,280)	—	(681,511)	—	—	(688,791)

Balance, as of September 30, 2010	—	$402,344	$1,207,940	$723,119	$(3,545)	$2,329,858

[1]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $237,115.

[2]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	9

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.4%
Honeywell International, Inc.	44,000	$1,933,360
Raytheon Co.	38,000	1,736,980

		3,670,340

Airlines — 1.1%
Southwest Airlines Co.	132,000	1,725,240

Automobiles — 2.4%
Ford Motor Co. (a)	166,000	2,031,840
Harley-Davidson, Inc.	55,000	1,564,200

		3,596,040

Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	45,000	1,598,400

Biotechnology — 1.5%
Amgen, Inc. (a)	41,000	2,259,510

Chemicals — 2.0%
Albemarle Corp.	20,000	936,200
Cytec Industries, Inc.	11,000	620,180
RPM International, Inc.	74,000	1,474,080

		3,030,460

Commercial Banks — 2.3%
Fifth Third Bancorp	134,000	1,612,020
Regions Financial Corp.	233,000	1,693,910
Wells Fargo & Co.	6,000	150,780

		3,456,710

Communications Equipment — 2.3%
Cisco Systems, Inc. (a)	4,000	87,600
Motorola, Inc. (a)	221,000	1,885,130
Tellabs, Inc.	205,000	1,527,250

		3,499,980

Computers & Peripherals — 5.6%
Apple, Inc. (a)	6,000	1,702,500
Dell, Inc. (a)	142,000	1,840,320
SanDisk Corp. (a)	45,000	1,649,250
Seagate Technology (a)	141,000	1,660,980
Western Digital Corp. (a)	56,000	1,589,840

		8,442,890

Construction & Engineering — 1.4%
Shaw Group, Inc. (a)	26,000	872,560
URS Corp. (a)	31,000	1,177,380

		2,049,940

Consumer Finance — 1.1%
Capital One Financial Corp.	40,000	1,582,000

Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	52,000	1,490,320

Diversified Consumer Services — 1.1%
ITT Educational Services, Inc. (a)	23,000	1,616,210

Diversified Financial Services — 2.3%
Bank of America Corp.	26,000	340,860
Citigroup, Inc. (a)	641,000	2,499,900
JPMorgan Chase & Co.	16,000	609,120

		3,449,880

Common Stocks	Shares	Value

Diversified Telecommunication Services — 1.6%
AT&T Inc.	23,000	$657,800
Qwest Communications
International, Inc.	273,000	1,711,710

		2,369,510

Electric Utilities — 1.0%
Edison International	45,000	1,547,550

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	105,000	1,919,400

Energy Equipment & Services — 2.0%
Nabors Industries Ltd. (a)	77,000	1,390,620
Rowan Cos., Inc. (a)	53,000	1,609,080

		2,999,700

Food & Staples Retailing — 1.0%
Safeway, Inc.	73,000	1,544,680

Food Products — 1.3%
The Hershey Co.	28,000	1,332,520
Tyson Foods, Inc., Class A	43,000	688,860

		2,021,380

Gas Utilities — 0.2%
Atmos Energy Corp.	12,000	351,000

Health Care Providers & Services — 10.4%
Aetna, Inc.	55,000	1,738,550
AmerisourceBergen Corp.	52,000	1,594,320
Cardinal Health, Inc.	51,000	1,685,040
Coventry Health Care, Inc. (a)	58,000	1,248,740
Health Management Associates,
Inc., Class A (a)	131,000	1,003,460
Humana, Inc. (a)	31,000	1,557,440
Lincare Holdings, Inc.	24,000	602,160
McKesson Corp.	12,000	741,360
Tenet Healthcare Corp. (a)	330,000	1,557,600
UnitedHealth Group, Inc.	60,000	2,106,600
WellPoint, Inc. (a)	32,000	1,812,480

		15,647,750

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	69,000	1,765,020

Household Durables — 1.2%
Leggett & Platt, Inc.	22,000	500,720
Whirlpool Corp.	16,000	1,295,360

		1,796,080

Household Products — 0.5%
The Procter & Gamble Co.	13,000	779,610

IT Services — 2.6%
Amdocs Ltd. (a)	54,000	1,547,640
Hewitt Associates, Inc., Class A (a)	31,000	1,563,330
International Business Machines
Corp.	6,000	804,840

		3,915,810

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders — 0.8%
NRG Energy, Inc. (a)	58,000	$1,207,560

Industrial Conglomerates — 1.8%
General Electric Co.	66,000	1,072,500
Textron, Inc.	81,000	1,665,360

		2,737,860

Insurance — 2.0%
Berkshire Hathaway, Inc. (a)	5,000	413,400
Genworth Financial, Inc.,
Class A (a)	115,000	1,405,300
UnumProvident Corp.	51,000	1,129,650

		2,948,350

Internet & Catalog Retail — 1.0%
Expedia, Inc.	54,000	1,523,340

Internet Software & Services — 0.3%
Google, Inc., Class A (a)	1,000	525,790

Machinery — 0.6%
CNH Global NV	26,000	952,640

Media — 3.8%
CBS Corp., Class B	102,000	1,617,720
Comcast Corp., Class A	120,000	2,169,600
News Corp., Class A	143,000	1,867,580

		5,654,900

Metals & Mining — 0.9%
Titanium Metals Corp. (a)	68,000	1,357,280

Multi-Utilities — 0.2%
Ameren Corp.	8,000	227,200

Multiline Retail — 2.1%
Big Lots, Inc. (a)	43,000	1,429,750
Macy's, Inc.	75,000	1,731,750

		3,161,500

Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp.	7,000	567,350
Cimarex Energy Co.	21,000	1,389,780
Exxon Mobil Corp.	42,000	2,595,180
Marathon Oil Corp.	56,000	1,853,600
Mariner Energy, Inc. (a)	62,000	1,502,260
Sunoco, Inc.	45,000	1,642,500
Valero Energy Corp.	10,000	175,100
Whiting Petroleum Corp. (a)	3,000	286,530
Williams Cos., Inc.	88,000	1,681,680

		11,693,980

Paper & Forest Products — 2.9%
International Paper Co.	74,000	1,609,500
MeadWestvaco Corp.	65,000	1,584,700
Weyerhaeuser Co.	73,000	1,150,480

		4,344,680

Personal Products — 1.0%
NBTY, Inc. (a)	28,000	1,539,440

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	76,000	2,060,360
Eli Lilly & Co.	54,000	1,972,620

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Endo Pharmaceuticals Holdings,
Inc. (a)	6,000	$199,440
Forest Laboratories, Inc. (a)	43,000	1,329,990
Johnson & Johnson	11,000	681,560
Pfizer, Inc.	17,000	291,890

		6,535,860

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc. (a)	228,000	1,621,080
Altera Corp.	56,000	1,688,960
Applied Materials, Inc.	14,000	163,520
Intel Corp.	152,000	2,922,960
National Semiconductor Corp.	113,000	1,443,010

		7,839,530

Software — 4.9%
CA, Inc.	83,000	1,752,960
Microsoft Corp.	156,000	3,820,440
Symantec Corp. (a)	116,000	1,759,720

		7,333,120

Specialty Retail — 6.6%
Advance Auto Parts, Inc.	26,000	1,525,680
GameStop Corp., Class A (a)	71,000	1,399,410
The Gap, Inc.	84,000	1,565,760
Limited Brands, Inc.	62,000	1,660,360
Ross Stores, Inc.	28,000	1,529,360
TJX Cos., Inc.	42,000	1,874,460
Williams-Sonoma, Inc.	11,000	348,700

		9,903,730

Wireless Telecommunication Services — 2.0%
NII Holdings, Inc. (a)	32,000	1,315,200
Sprint Nextel Corp. (a)	371,000	1,717,730

		3,032,930

Total Investments
(Cost – $141,415,401*) – 100.1%		150,645,100
Liabilities in Excess of Other Assets – (0.1)%		(80,723)

Net Assets – 100.0%		$150,564,377

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$146,806,614

Gross unrealized appreciation	$11,527,247
Gross unrealized depreciation	(7,688,761)

Net unrealized appreciation	$3,838,486

(a)	Non-income producing security.

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term
Investments[1]	$150,645,100	—	—	$150,645,100

     1See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic
State Street Bank & Trust Co., 0.39%,
10/12/10	$2,500	$2,500,000

Yankee (a)
Abbey National Treasury Services Plc,
CT, 0.28%, 11/17/10 (b)	2,500	2,500,000
BNP Paribas SA, NY:
0.58%, 10/15/10 (b)	2,000	2,000,000
0.42%, 11/03/10	2,500	2,500,000
Banco Santander SA, NY, 0.85%,
11/01/10	2,500	2,500,000
Barclays Bank Plc, NY:
0.44%, 11/05/10	2,000	2,000,000
0.50%, 11/18/10	2,000	2,000,000
0.40%, 12/06/10	2,500	2,500,000
0.40%, 3/04/11	2,000	2,000,000
Canadian Imperial Bank of Commerce,
NY, 0.42%, 1/31/11 (b)	2,500	2,500,000
Credit Agricole CIB, NY, 0.59%,
10/12/10 (b)	2,000	2,000,000
Dexia Credit Local, NY, 1.62%,
10/19/10 (b)(c)	3,500	3,500,000
Lloyd's TSB Bank Plc, NY:
0.62%, 2/11/11	2,000	2,000,000
0.48%, 3/15/11	2,000	2,000,000
Nordea Bank Finland, Plc NY, 0.36%,
10/01/10	2,646	2,646,000
Rabobank Nederland NV, NY:
0.26%, 1/10/11 (b)	1,300	1,300,000
0.57%, 1/18/11	1,500	1,500,000
Royal Bank of Canada, NY, 0.26%,
11/17/10 (b)	3,000	3,000,000
Royal Bank of Scotland Plc, CT:
0.67%, 2/09/11 (b)	2,500	2,500,000
0.51%, 2/24/11	2,000	2,000,000
Societe Generale, NY:
0.57%, 10/18/10	2,300	2,300,000
0.46%, 10/27/10	3,000	3,000,011
Svenska Handelsbanken, NY, 0.43%,
10/25/10	1,500	1,500,005
Toronto-Dominion Bank, NY (b):
0.26%, 11/05/10	2,000	2,000,000
0.26%, 2/04/11	1,000	1,000,000
Westpac Banking Corp., NY (b):
0.32%, 10/19/10	1,000	1,000,000
0.32%, 10/21/10	1,725	1,725,000

Total Certificates of Deposit – 24.8%		57,971,016

Commercial Paper	Par (000)	Value

Amstel Funding Corp., 0.36%,
10/07/10 (d)	$2,300	$2,299,862
Amsterdam Funding Corp., 0.31%,
1/06/11 (d)	3,000	2,997,494
Antalis U.S. Funding Corp. (d):
0.56%, 10/14/10	2,250	2,249,545
0.44%, 11/15/10	3,000	2,998,350
Argento Variable Funding Co. LLC (d):
0.48%, 10/21/10	2,500	2,499,333
0.56%, 2/14/11	2,500	2,494,711
BNP Paribas Finance Inc., 0.49%,
2/11/11 (d)	3,500	3,493,664
BNZ International Funding Ltd., 0.34%,
2/04/11 (b)	2,000	2,000,070
BPCE SA, 0.46%, 11/03/10 (d)	2,000	1,999,157
Cancara Asset Securitization LLC,
0.38%, 11/03/10 (d)	2,665	2,664,072
Chariot Funding LLC, 0.25%,
10/12/10 (d)	1,700	1,699,870
Ciesco, LLC, 0.45%, 1/14/11 (d)	2,500	2,496,719
Clipper Receivables Co., LLC, 0.42%,
2/01/11 (d)	2,500	2,496,413
Credit Agricole North America, 0.40%,
2/08/11 (d)	2,000	1,997,111
Jupiter Securitization Co. LLC, 0.35%,
10/20/10 (d)	2,500	2,499,538
MetLife Short Term Funding LLC, 0.31%,
1/21/11 (d)	2,000	1,998,071
Mont Blanc Capital Corp., 0.25%,
10/04/10 (d)	2,425	2,424,950
NRW Bank, 0.40%, 2/03/11 (d)	2,000	1,997,257
Nieuw Amsterdam Receivables Corp. (d):
0.24%, 10/01/10	4,425	4,425,000
0.52%, 10/06/10	2,500	2,499,819
0.37%, 1/07/11	2,000	1,997,986
Old Line Funding LLC, 0.58%, 1/20/11 (d)	2,000	1,996,423
Regency Markets No.1 LLC, 0.47%,
10/15/10 (d)	2,000	1,999,634
Romulus Funding Corp. (d):
0.55%, 10/01/10	2,500	2,500,000
0.35%, 11/01/10	2,700	2,699,186
Solitaire Funding LLC, 0.54%,
10/14/10 (d)	2,000	1,999,610
Starbird Funding Corp., 0.47%,
10/18/10 (d)	3,000	2,999,334
Sydney Capital Corp. (d):
0.57%, 10/26/10	4,000	3,998,417
0.45%, 12/16/10	4,000	3,996,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Westpac Trust Securities NZ Ltd.,
0.38%, 11/05/10 (b)	$2,400	$2,400,000
Windmill Funding Corp., 0.40%,
3/01/11 (d)	2,000	1,996,644

Total Commercial Paper - 33.8%		78,814,440

Corporate Notes

Commonwealth Bank of Australia,
0.51%, 11/22/10 (b)(e)	1,500	1,500,000
KBC Bank NV, NY, 1.57%,
11/01/10 (a)(c)	1,640	1,640,000
Rabobank Nederland NV, 1.78%,
7/07/10 (c)(e)	3,100	3,100,000

Total Corporate Notes - 2.7%		6,240,000

Municipal Bonds (c)

California HFA, RB, VRDN, Home
Mortgage, Series U, AMT (Fannie Mae
LOC, Freddie Mac LOC), 0.26%,
10/07/10	1,700	1,700,000
City & County of San Francisco
California, COP, FLOATS, VRDN,
Series B001 (Morgan Stanley Bank
Liquidity Facility), 0.30%,
10/07/10 (e)	1,300	1,300,000
City of New York New York, GO, VRDN,
Sub-Series A-3 (BNP Paribas SA LOC),
0.25%, 10/07/10	3,000	3,000,000
Colorado Housing & Finance Authority,
RB, VRDN, Class I, Series A-3, AMT
(Fannie Mae LOC, Freddie Mac LOC),
0.28%, 10/07/10	2,500	2,500,000
County of Catawba North Carolina, RB,
VRDN, Catawba Valley Medical Center
(Branch Banking & Trust LOC), 0.36%,
10/07/10	4,285	4,285,000
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A
(Societe Generale LOC), 0.27%,
10/07/10 (e)	1,680	1,680,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (JPMorgan Chase Bank LOC),
0.30%, 10/01/10	2,000	2,000,000
Michigan State HDA, Refunding RB,
VRDN, Series D (Fannie Mae LOC,
Freddie Mac LOC), 0.28%, 10/07/10	1,465	1,465,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.23%, 10/07/10	1,985	1,985,000
Port Freeport Texas, RB, VRDN, Joint
Venture Project, AMT (JPMorgan
Chase Bank LOC), 0.36%, 10/01/10	2,100	2,100,000
Puerto Rico Electric Power Authority, RB,
MSTR, VRDN, Series SGC 36, Class A
(Societe Generale LOC), 0.27%,
10/07/10 (e)	3,000	3,000,000

Municipal Bonds (c) (concluded)	Par (000)	Value

State of California, GO, VRDN:
Series C-4 (JPMorgan Chase & Co.
LOC), 0.25%, 10/01/10	$3,300	$3,300,000
Series C-11 (BNP Paribas SA LOC),
0.24%, 10/07/10	2,400	2,400,000
Triborough Bridge & Tunnel Authority,
RB, VRDN, General, Series B (Dexia
Credit Local SBPA), 0.30%, 10/07/10	900	900,000

Total Municipal Bonds – 13.5%		31,615,000

U.S. Government Sponsored Agency
Obligations

Fannie Mae Discount Notes (d):
0.24% - 0.28%, 10/13/10	4,000	3,999,667
0.26%, 1/12/11	2,500	2,498,140
0.30%, 1/21/11	3,000	2,997,200
Fannie Mae Variable Rate Notes (b):
0.25%, 7/26/12	2,500	2,499,092
0.29%, 9/17/12	2,500	2,499,007
Federal Home Loan Bank Variable Rate
Notes (b):
0.48%, 10/08/10	2,000	1,999,988
0.47%, 10/06/11	2,200	2,199,093
Freddie Mac Discount Notes, 0.25%,
10/13/10 (d)	3,000	2,999,750
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	7,000	6,999,589
0.32%, 5/05/11	5,000	4,999,107
0.21%, 12/29/11	2,000	1,998,744
0.23%, 4/03/12	2,000	1,998,777

Total U.S. Government Sponsored
Agency Obligations - 16.2%		37,688,154

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.22%, 10/21/10	4,000	3,999,506
0.24%, 10/28/10	2,000	1,999,646
0.25%, 11/04/10	3,000	2,999,306
0.32%, 11/18/10	2,000	1,999,160
0.21%, 12/02/10	3,220	3,218,830
0.27%, 9/22/11	2,000	1,994,759
U.S. Treasury Notes:
0.88%, 1/31/11	2,500	2,505,196
0.88%, 2/28/11	2,000	2,005,619
0.88% - 4.88%, 5/31/11	4,975	5,048,855

Total U.S. Treasury Obligations – 11.0%		25,770,877

Total Investments
(Cost - $238,099,487*) – 102.0%		238,099,487
Liabilities in Excess of Other Assets – (2.0)%		(4,668,953)

Net Assets – 100.0%		$233,430,534

     *Cost for federal income tax purposes.

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term
Securities[1]	—	$238,099,487	—	$238,099,487

1 See above Schedule of Investments for values in each security type.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC,
Series 2010-1A, Class A, 5.56%,
7/15/59 (a)	USD	488	$531,150
ACE Securities Corp. (b):
Series 2003-OP1, Class A2,
0.62%, 12/25/33		23	17,841
Series 2005-ASP1, Class M1,
0.94%, 9/25/35		450	108,596
Bank of America Auto Trust,
Series 2009-2A, Class A2,
1.16%, 2/15/12 (a)		200	200,453
Bear Stearns Asset-Backed Securities Trust (b):
Series 2005-4, Class A,
0.59%, 1/25/36		24	23,594
Series 2005-SD1, Class 1A2,
0.56%, 7/25/27		19	19,178
Series 2006-HE8, Class 1A1,
0.33%, 10/25/36		22	22,367
Capital One Multi-Asset Execution Trust (b):
Series 2004-A8, Class A8,
0.39%, 8/15/14		120	119,876
Series 2006-A5, Class A5,
0.32%, 1/15/16		100	99,058
Chase Issuance Trust,
Series 2009-A7, Class A7,
0.73%, 9/17/12 (b)		865	865,000
Citibank Omni Master Trust,
Series 2009-A8, Class A8,
2.36%, 5/16/16 (a)(b)		250	252,842
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2,
0.57%, 9/25/33		37	30,575
Series 2004-5, Class A,
0.71%, 10/25/34		58	48,071
Series 2004-13, Class AF4,
4.58%, 1/25/33		333	336,920
Lehman XS Trust, Series 2005-5N,
Class 3A2, 0.62%, 11/25/35 (b)		288	85,597
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.56%, 12/25/34 (b)		35	31,901
New Century Home Equity Loan
Trust, Series 2005-2, Class
A2MZ, 0.52%, 6/25/35 (b)		103	98,111
Option One Mortgage Loan Trust,
Series 2003-4, Class A2, 0.58%,
7/25/33 (b)		92	73,776
RAAC, Series 2005-SP2, Class 2A,
0.56%, 6/25/44 (b)		304	231,414
Residential Asset Securities Corp.,
Series 2003-KS5, Class AIIB,
0.55%, 7/25/33 (b)		39	21,703

Asset-Backed Securities		Par (000)	Value

SLC Student Loan Trust,
Series 2006-A, Class A4, 0.42%,
1/15/19 (b)	USD	110	$99,540
SLM Student Loan Trust (b):
Series 2002-1, Class A2,
0.61%, 4/25/17		190	189,266
Series 2005-4, Class A2,
0.58%, 4/26/21		221	220,601
Series 2008-5, Class A2,
1.60%, 10/25/16		920	934,819
Series 2008-5, Class A3,
1.80%, 1/25/18		230	236,987
Series 2008-5, Class A4,
2.20%, 7/25/23		630	659,994
Series 2009-B, Class A1,
6.26%, 7/15/42 (a)		259	253,874
Series 2010-C, Class A1,
1.91%, 12/15/17 (a)		235	235,260
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B,
2.24%, 12/15/14		210	210,449
Series 2010-2, Class C,
3.89%, 7/17/17		250	250,927
Series 2010-A-A2, 1.37%,
8/15/13 (a)		210	210,621
Series 2010-A-A3, 1.83%,
11/17/14 (a)		160	161,730
Series 2010-A-A4, 2.39%,
6/15/17 (a)		100	101,916
Structured Asset Securities Corp. (b):
Series 2004-23XS, Class 2A1,
0.56%, 1/25/35		112	67,628
Series 2006-BC3, Class A2,
0.31%, 10/25/36		62	61,701
USAA Auto Owner Trust,
Series 2006-4, Class A4, 4.98%,
10/15/12		364	364,586

Total Asset-Backed Securities – 8.1%			7,477,922

Corporate Bonds

Aerospace & Defense — 0.0%
L-3 Communications Corp.:
5.88%, 1/15/15		30	30,675
Series B, 6.38%, 10/15/15		7	7,219

			37,894

Airlines — 0.2%
Continental Airlines, Inc.,
Series 2002-1, 6.56%, 8/15/13		140	144,900

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	LIBOR	London InterBank Offered Rate
GBP	British Pound	RB	Revenue Bonds
GO	General Obligation Bonds	USD	US Dollar

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Beverages — 0.8%
Anheuser-Busch InBev Worldwide,
Inc., 3.00%, 10/15/12	USD	745	$773,522

Capital Markets — 2.8%
The Bear Stearns Cos., Inc.,
6.95%, 8/10/12		95	105,017
CDP Financial, Inc., 3.00%,
11/25/14 (a)		520	539,982
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		260	282,592
3.70%, 8/01/15		200	204,622
5.38%, 3/15/20		300	316,204
6.00%, 6/15/20		440	483,950
Lehman Brothers Holdings, Inc. (c)(d):
6.50%, 7/19/17		150	15
6.75%, 12/28/17		325	33
Morgan Stanley:
2.88%, 5/14/13 (b)		480	489,164
4.00%, 7/24/15		100	101,914
5.63%, 9/23/19		100	104,115

			2,627,608

Chemicals — 0.4%
CF Industries, Inc., 7.13%,
5/01/20		220	240,625
NOVA Chemicals Corp.:
6.50%, 1/15/12		35	36,400
3.65%, 11/15/13 (b)		85	81,281

			358,306

Commercial Banks — 6.6%
Bank Nederlandse Gemeenten,
1.75%, 10/06/15 (a)(e)		630	627,335
Corporacion Andina de Fomento,
6.88%, 3/15/12		220	237,413
Dexia Credit Local SA (a):
2.00%, 3/05/13		280	282,112
2.75%, 4/29/14 (f)		2,235	2,294,140
Eksportfinans ASA:
1.88%, 4/02/13		745	761,039
3.00%, 11/17/14		395	416,490
2.00%, 9/15/15		600	601,489
5.50%, 5/25/16		300	350,368
HSBC Bank Plc, 3.50%,
6/28/15 (a)		220	230,772
The Toronto-Dominion Bank,
2.20%, 7/29/15 (a)		330	334,425

			6,135,583

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC, 6.63%,
8/15/17		100	106,544
SLM Corp., 5.40%, 10/25/11		180	181,861

			288,405

Containers & Packaging — 0.6%
Ball Corp.:
7.13%, 9/01/16		70	75,600
7.38%, 9/01/19		70	76,125
Crown Americas LLC, 7.63%,
5/15/17		154	166,320

Corporate Bonds		Par (000)	Value

Containers & Packaging (concluded)
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16	USD	220	$236,775

			554,820

Diversified Financial Services — 3.1%
Bank of America Corp.:
4.88%, 9/15/12		195	205,928
5.63%, 7/01/20		165	174,355
Citigroup, Inc.:
4.75%, 5/19/15		145	152,553
5.38%, 8/09/20		375	387,987
FCE Bank Plc:
7.88%, 2/15/11	GBP	150	238,297
7.13%, 1/15/13	EUR	50	70,889
GMAC, Inc., 8.00%, 3/15/20 (a)	USD	210	229,425
General Electric Capital Corp.:
5.50%, 1/08/20		275	300,825
4.38%, 9/16/20		230	230,852
JPMorgan Chase & Co., 0.90%,
2/26/13 (b)		150	150,579
JPMorgan Chase Bank NA, 6.00%,
7/05/17		450	509,359
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (a)		200	203,500

			2,854,549

Diversified Telecommunication Services — 1.2%
AT&T Inc., 6.50%, 9/01/37		180	208,252
Frontier Communications Corp.,
8.25%, 4/15/17		88	96,250
GTE Corp., 6.84%, 4/15/18		270	320,052
Qwest Communications
International, Inc.:
7.50%, 2/15/14		30	30,600
Series B, 7.50%, 2/15/14		15	15,300
Qwest Corp., 8.38%, 5/01/16		125	147,812
Telefonica Emisiones SAU, 4.95%,
1/15/15		275	300,900

			1,119,166

Electric Utilities — 0.3%
Florida Power & Light Co., 5.95%,
2/01/38		225	264,597

Energy Equipment & Services — 0.2%
Pride International, Inc., 6.88%,
8/15/20		190	206,862

Food Products — 0.3%
Kraft Foods, Inc.:
5.38%, 2/10/20		245	273,677
6.50%, 2/09/40		75	87,815

			361,492

Health Care Equipment & Supplies — 0.3%
CareFusion Corp., 6.38%,
8/01/19		150	178,465
Covidien International Finance SA,
2.80%, 6/15/15		60	62,175

			240,640

Health Care Providers & Services — 0.8%
HCA, Inc.:
8.50%, 4/15/19		220	245,300

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
HCA, Inc. (concluded):
7.25%, 9/15/20	USD	225	$240,750
Tenet Healthcare Corp.:
9.00%, 5/01/15		70	76,125
8.88%, 7/01/19		140	154,525

			716,700

Hotels, Restaurants & Leisure — 0.1%
MGM Mirage, 13.00%, 11/15/13		75	88,125

IT Services — 0.4%
Sabre Holdings Corp., 8.35%,
3/15/16		360	367,200

Insurance — 2.5%
Hartford Life Global Funding
Trusts, 0.47%, 6/16/14 (b)		550	516,496
Lincoln National Corp., 7.00%,
6/15/40		70	79,749
Manulife Financial Corp., 3.40%,
9/17/15		190	191,811
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		150	154,698
2.50%, 1/11/13		690	706,526
5.13%, 4/10/13		425	462,568
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (a)		135	166,128

			2,277,976

Machinery — 0.1%
Navistar International Corp.,
3.00%, 10/15/14 (g)		50	56,187

Media — 2.7%
CCH II LLC, 13.50%, 11/30/16		330	391,875
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		53	56,180
Series B, 9.25%, 12/15/17		213	227,377
Comcast Cable Communications
Holdings, Inc., 9.46%,
11/15/22		75	105,776
Comcast Corp.:
6.45%, 3/15/37		95	105,533
6.40%, 3/01/40		75	83,388
Cox Communications, Inc.:
7.13%, 10/01/12		135	149,458
8.38%, 3/01/39 (a)		200	268,485
DIRECTV Holdings LLC, 6.00%,
8/15/40		60	61,966
Discovery Communications LLC,
3.70%, 6/01/15		120	127,156
NBC Universal, Inc. (a):
5.15%, 4/30/20		175	188,987
4.38%, 4/01/21 (e)		245	247,985
News America, Inc.:
6.40%, 12/15/35		140	155,256
6.75%, 1/09/38		120	135,555
Time Warner Cable, Inc., 5.00%,
2/01/20		90	96,384
Time Warner, Inc.:
4.70%, 1/15/21		50	52,979
6.10%, 7/15/40		30	32,305

			2,486,645

Corporate Bonds		Par (000)	Value

Metals & Mining — 0.4%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20	USD	70	$74,052
Teck Resources Ltd., 10.75%,
5/15/19		210	264,453

			338,505

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		90	107,384

Multiline Retail — 0.2%
Dollar General Corp., 11.88%,
7/15/17 (h)		185	215,525

Oil, Gas & Consumable Fuels — 4.2%
Arch Coal, Inc., 7.25%, 10/01/20		220	232,375
BP Capital Markets Plc, 3.13%,
3/10/12		400	407,833
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		30	35,376
6.25%, 3/15/38		125	143,704
Cenovus Energy, Inc., 6.75%,
11/15/39		140	169,031
Chesapeake Energy Corp., 6.63%,
8/15/20		320	334,400
Consol Energy, Inc. (a):
8.00%, 4/01/17		114	123,405
8.25%, 4/01/20		86	93,955
Enterprise Products Operating
LLC, 6.13%, 10/15/39		100	107,637
Kinder Morgan Energy Partners
LP, 5.30%, 9/15/20		130	140,098
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		250	281,215
Motiva Enterprises LLC, 5.20%,
9/15/12 (a)		135	144,228
Nexen, Inc., 6.40%, 5/15/37		200	217,938
Peabody Energy Corp., 6.50%,
9/15/20		300	322,875
Petrobras International Finance Co.:
5.88%, 3/01/18		20	22,224
5.75%, 1/20/20		460	509,241
Petrohawk Energy Corp., 7.25%,
8/15/18 (a)		229	233,580
Rockies Express Pipeline LLC,
3.90%, 4/15/15 (a)		180	180,072
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28		35	38,261
Valero Energy Corp., 6.63%,
6/15/37		200	200,849

			3,938,297

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, 8.25%,
5/01/16 (a)		210	233,362
International Paper Co., 7.30%,
11/15/39		95	106,352

			339,714

Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance LLC,
3.00%, 6/15/15		120	125,531

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Wyeth, 6.00%, 2/15/36	USD	90	$105,884

			231,415

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		240	264,858

Software — 0.1%
Oracle Corp., 3.88%, 7/15/20 (a)		110	115,152

Thrifts & Mortgage Finance — 2.3%
Achmea Hypotheekbank NV,
3.20%, 11/03/14 (a)		350	372,061
Cie de Financement Foncier,
2.50%, 9/16/15 (a)		300	301,710
MGIC Investment Corp., 5.38%,
11/01/15		210	190,050
The PMI Group Inc., 6.00%,
9/15/16		340	270,145
Radian Group, Inc.:
5.63%, 2/15/13		340	314,500
5.38%, 6/15/15		340	288,150
Stadshypotek AB, 1.45%,
9/30/13 (a)		400	401,307

			2,137,923

Tobacco — 0.3%
Philip Morris International, Inc.,
4.50%, 3/26/20		290	316,390

Wireless Telecommunication Services — 1.3%
Cricket Communications, Inc.,
7.75%, 5/15/16		208	220,740
Crown Castle Towers LLC, 6.11%,
1/15/40 (a)		385	425,321
Vodafone Group Plc, 4.15%,
6/10/14		485	523,838

			1,169,899

Total Corporate Bonds – 33.5%			31,136,239

Foreign Agency Obligations

Hellenic Republic Government
Bond, 4.60%, 9/20/40	EUR	40	31,513
Japan Finance Corp., 2.00%,
6/24/11	USD	235	237,445
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		160	162,442
2.75%, 9/08/20		70	70,442
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		30	32,555
Series E, 5.25%, 7/02/12		105	113,134
Series E, 4.38%, 1/15/13		65	70,210
Series E, 4.00%, 2/02/15		60	66,306
Mexico Government International Bond:
6.38%, 1/16/13		130	144,755
5.63%, 1/15/17		90	102,960
Province of Ontario Canada:
4.10%, 6/16/14		310	340,545
Series 1, 1.88%, 11/19/12		315	322,688
Russian Foreign Bond Eurobond,
7.50%, 3/31/30		340	406,506

Foreign Agency Obligations		Par (000)	Value

United Mexican States, Series A,
5.13%, 1/15/20	USD	80	$89,400

Total Foreign Agency Obligations – 2.4%			2,190,901

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 6.8%
Arkle Master Issuer Plc,
Series 2010-1A, Class 2A,
1.53%, 5/17/60 (a)(b)		360	356,962
CitiMortgage Alternative Loan
Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		632	505,449
Countrywide Alternative Loan
Trust, Series 2006-OC10, Class
2A1, 0.35%, 11/25/36 (b)		15	14,492
Countrywide Home Loan Mortgage
Pass-Through Trust:
Series 2006-0A5, Class 2A1,
0.46%, 4/25/46 (b)		128	74,107
Series 2006-0A5, Class 3A1,
0.46%, 4/25/46 (b)		235	144,464
Series 2007-J3, Class A10,
6.00%, 7/25/37		512	427,759
Credit Suisse Mortgage Capital
Certificates, Series 2006-8,
Class 3A1, 6.00%, 10/25/21		136	111,655
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.52%, 8/25/35 (b)		120	114,770
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 6A1,
5.25%, 7/25/35 (b)		726	708,209
Impac Secured Assets CMN Owner
Trust Series 2004-3 (b):
Class 1A4, 1.06%, 11/25/34		57	51,893
Class M1, 1.16%, 11/25/34		500	202,747
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		47	45,014
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		48	44,733
Luminent Mortgage Trust,
Series 2006-7, Class 1A1,
0.44%, 12/25/36 (b)		480	276,088
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.48%, 2/25/46 (b)		170	69,047
Station Place Securitization Trust,
Series 2009-1, Class A, 1.76%,
1/25/40 (a)(b)		430	430,000
Structured Adjustable Rate
Mortgage Loan Trust,
Series 2007-3, Class 2A1,
5.58%, 4/25/37 (b)		669	505,183
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A,
0.54%, 4/25/35 (b)		35	31,030
Thornburg Mortgage Securities
Trust, Series 2006-5, Class A1,
0.38%, 10/25/46 (b)		446	442,737

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through
Certificates, Series 2006-AR18,
Class 1A1, 5.19%, 1/25/37 (b)	USD	408	$315,112
Wells Fargo Mortgage-Backed
Securities Trust (b):
Series 2006-AR2, Class 2A5,
4.57%, 3/25/36		802	682,667
Series 2006-AR3, Class A4,
5.56%, 3/25/36		703	619,494
Series 2006-AR12, Class 2A1,
5.98%, 9/25/36		157	145,401

			6,319,013

Commercial Mortgage-Backed Securities — 10.1%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class B,
6.67%, 4/15/36		840	858,794
Series 2003-2, Class A3,
4.87%, 3/11/41 (b)		755	799,520
Series 2006-5, Class AM,
5.45%, 9/10/47		30	27,378
Series 2007-3, Class A4,
5.84%, 5/10/17 (b)		380	392,145
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1, Class A2,
6.44%, 6/16/30		1	820
Series 2005-PW10, Class AM,
5.45%, 12/11/40 (b)		30	30,072
Series 2006-PW11, Class A4,
5.62%, 3/11/39 (b)		825	910,565
CS First Boston Mortgage
Securities Corp.,
Series 2002-CP5, Class A1,
4.11%, 12/15/35		177	181,455
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49		100	108,119
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2006-CD3, Class A5,
5.62%, 10/15/48		160	174,141
Commercial Mortgage
Pass-Through Certificates,
Series 2004-LB3A, Class A3,
5.09%, 7/10/37 (b)		325	332,226
First Union National Bank
Commercial Mortgage,
Series 1999-C4, Class E, 8.00%,
12/15/31 (a)(b)		406	405,932
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2,
6.96%, 9/15/35		13	13,077
Series 2001-C1, Class B,
6.67%, 4/15/34 (b)		690	702,037
Series 2003-C3, Class A3,
4.65%, 4/10/40		460	468,243
Series 2006-C1, Class AM,
5.29%, 11/10/45 (b)		50	49,006
Greenwich Capital Commercial
Funding Corp., Series 2004-
GG1, Class A4, 4.76%, 6/10/36		380	381,790

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2001-CIB2, Class A3,
6.43%, 4/15/35	USD	668	$683,062
LB-UBS Commercial Mortgage
Trust, Class AM:
Series 2006-C4, 6.10%,
6/15/38 (b)		40	39,939
Series 2006-C7, 5.38%,
11/15/38		40	39,513
Morgan Stanley Capital I:
Series 1998-WF2, Class G,
6.34%, 7/15/30 (a)(b)		130	139,842
Series 2004-HQ4, Class A7,
4.97%, 4/14/40		250	262,986
RBSCF Trust, Series 2010-RR3,
Class WBTA, 5.90%,
4/16/17 (a)(b)		380	417,287
Wachovia Bank Commercial Mortgage
Trust (b):
Series 2005-C20, Class A6A,
5.11%, 7/15/42		680	707,372
Series 2005-C21, Class A3,
5.37%, 10/15/44		88	88,399
Series 2006-C26, Class A3,
6.01%, 6/15/45		645	709,910
Series 2007-C33, Class A4,
6.10%, 2/15/51	USD	430	448,924

			9,372,554

Total Non-Agency Mortgage-Backed Securities – 16.9%			15,691,567

Preferred Securities

Capital Trusts

Capital Markets — 0.4%
Credit Suisse Guernsey Ltd.,
5.86% (b)(i)		180	171,112
Goldman Sachs Capital II,
5.79% (b)(i)		175	148,531
Lehman Brothers Holdings Capital
Trust VII, 5.86% (c)(d)(i)		55	6

			319,649

Diversified Financial Services — 0.4%
JPMorgan Chase & Co.,
7.90% (b)(i)		370	396,503

Insurance — 0.5%
Chubb Corp., 6.38%, 3/29/67 (b)		200	197,000
Lincoln National Corp., 7.00%,
5/17/66 (b)		130	122,200
The Travelers Cos., Inc., 6.25%,
3/15/67 (b)		145	139,200

			458,400

Total Preferred Securities – 1.3%			1,174,552

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value

The Board of Trustees of The
Leland Stanford Junior
University, 4.25%, 5/01/16	USD	140	$157,002
City of Chicago Illinois, RB, Build
America Bonds, 6.40%,
1/01/40		50	53,351
Metropolitan Transportation
Authority, RB, Build America
Bonds, 7.34%, 11/15/39		200	251,552
New York City Municipal Water
Finance Authority, RB, Build
America Bonds, 5.72%,
6/15/42		100	108,253
New York State Dormitory
Authority, RB, Build America
Bonds, 5.63%, 3/15/39		150	157,476
Port Authority of New York & New
Jersey, RB, Consolidated, 159th
Series, 6.04%, 12/01/29		105	118,079
State of California, GO:
Build America Bonds, 7.30%,
10/01/39		285	302,188
Build America Bonds, 7.35%,
11/01/39		130	138,654
Build America Bonds, Various
Purpose, 7.50%, 4/01/34		90	99,146
Various Purpose, Series 3, 5.45%,
4/01/15		725	776,866
University of California, RB, Build
America Bonds, 5.95%,
5/15/45		110	111,873

Total Taxable Municipal Bonds – 2.4%			2,274,440

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.4%
Federal Home Loan Bank of
Chicago, 5.63%, 6/13/16		550	614,044
Freddie Mac, 5.00%, 2/16/17		105	123,310
Tennessee Valley Authority,
5.25%, 9/15/39		450	522,285

			1,259,639

Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed
Securities, Series 2004-25,
Class PA, 5.50%, 10/25/30		75	75,705
Freddie Mac Mortgage-Backed Securities:
Series 3020, Class MA,
5.50%, 4/15/27		99	99,897
Series 3067, Class PG, 5.50%,
6/15/25		15	15,057
Series 3068, Class VA, 5.50%,
10/15/16		258	267,358

			458,017

Federal Deposit Insurance Corporation Guaranteed — 1.9%
Citigroup Funding, Inc.:
2.13%, 7/12/12		375	385,455
1.88%, 10/22/12		700	717,863

U.S. Government Sponsored Agency Securities		Par (000)	Value

Federal Deposit Insurance Corporation Guaranteed (concluded)
General Electric Capital Corp.:
2.00%, 9/28/12	USD	450	$462,390
2.13%, 12/21/12		195	201,209

			1,766,917

Interest Only Collateralized Mortgage Obligations — 2.1%
Fannie Mae Mortgage-Backed Securities (b):
Series 2006-82, Class SI,
6.10%, 9/25/36		1,473	153,628
Series 2009-42, Class SI,
5.74%, 6/25/39		1,177	115,933
Series 2009-70, Class SI,
6.12%, 9/25/36		1,414	165,325
Series 2009-90, Class IA,
5.49%, 3/25/37		1,449	126,752
Series 2010-64, Class AS,
6.17%, 6/25/40		1,223	141,675
Series 2010-118, Class YB,
6.24%, 10/25/40		1,700	196,562
Ginnie Mae Mortgage-Backed Securities (b):
Series 2006-69, Class SA,
6.46%, 12/20/36		245	27,656
Series 2007-9, Class BI,
6.35%, 3/20/37		585	65,766
Series 2007-27, Class S,
6.16%, 5/20/37		421	44,313
Series 2007-36, Class SA,
6.13%, 6/20/37		297	34,329
Series 2009-16, Class SL,
7.10%, 1/20/37		722	83,360
Series 2009-33, Class SK,
6.14%, 5/20/39		1,255	120,158
Series 2009-66, Class US,
5.72%, 8/16/39		892	79,663
Series 2009-88, Class SK,
5.97%, 10/16/39		639	67,809
Series 2009-92, Class SL,
6.04%, 10/16/39		834	87,008
Series 2009-93, Class SM,
5.77%, 10/16/39		390	34,114
Series 2009-93, Class SN,
5.77%, 10/16/39		585	51,171
Series 2009-106, Class KS,
6.14%, 11/20/39		1,385	140,519
Series 2009-106, Class SL,
5.76%, 4/20/36		994	132,358
Series 2009-106, Class SU,
5.93%, 5/20/37		585	61,411
Series 2009-110, Class CS,
6.04%, 11/16/39		646	63,265

			1,992,775

Mortgage-Backed Securities — 142.0%
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/40 (j)		900	906,469
4.00%, 9/16/18 - 10/15/40 (f)(j)		43,875	45,184,044
4.50%, 3/01/39 - 12/15/40 (j)		9,188	9,562,432
4.83%, 8/01/38 (b)		478	506,500
5.00%, 10/15/25 - 10/15/40 (j)		13,158	13,880,483
5.50%, 10/15/25 - 10/15/40 (j)		19,760	21,046,798
6.00%, 2/01/17 - 10/15/40 (j)		21,146	22,730,828
6.50%, 10/15/40 (j)		1,200	1,308,374
7.00%, 2/01/16		37	39,626

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.00%, 9/20/22 - 10/01/25 (j)	USD	11,531	$12,060,558
4.50%, 4/01/40 - 10/15/40 (j)		1,400	1,455,782
5.00%, 4/01/38 - 10/15/40 (b)(j)		1,517	1,600,648
5.50%, 1/01/40 - 10/15/40 (j)		100	106,063
6.00%, 6/01/35		158	170,402
Ginnie Mae Mortgage-Backed Securities:
5.00%, 11/19/40 (j)		600	636,935
5.50%, 5/20/36		40	42,739
6.50%, 10/15/40 (j)		500	549,688

			131,788,369

Total U.S. Government Sponsored Agency Securities – 147.9%			137,265,717

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21		210	318,248
8.00%, 11/15/21 (f)(k)		955	1,440,408
7.25%, 8/15/22		375	543,692
U.S. Treasury Notes:
0.88%, 2/29/12 (l)		4,025	4,055,671
0.38%, 8/31/12 (l)		345	344,744
1.25%, 9/30/15 (l)		7,290	7,278,613
2.63%, 8/15/20 (l)		6,789	6,852,647
8.13%, 5/15/21		925	1,396,461
3.50%, 2/15/39 (l)		1,135	1,098,113
4.25%, 5/15/39		440	483,725
4.38%, 5/15/40		171	192,055
3.88%, 8/15/40 (l)		245	253,269

Total U.S. Treasury Obligations – 26.1%			24,257,646

Total Long-Term Investments (Cost – $220,398,899) – 238.6%			221,468,984

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
Five-Year U.S. Treasury Note Future,
Strike Price $121.00, Expires
11/26/10		5	3,164

Exchange-Traded Put Options — 0.0%
Five-Year U.S. Treasury Note Future,
Strike Price $117.00, Expires
11/26/10		5	195

		Notional Amount (000)

Over-the-Counter Call Swaptions — 2.1%
Pay a fixed rate of 3.93% and receive
a floating rate based on 3-month
LIBOR, Expires 7/16/12, Broker
Goldman Sachs Bank USA	USD	1,100	95,943

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 3.90% and
pay a floating rate based on
3-month LIBOR, Expires
11/16/10, Broker Goldman Sachs
Bank USA	USD	1,500	$173,569
Receive a fixed rate of 4.22% and
pay a floating rate based on
3-month LIBOR, Expires 4/29/11,
Broker Credit Suisse International		3,000	388,101
Receive a fixed rate of 3.65% and
pay a floating rate based on
3-month LIBOR, Expires 5/05/11,
Broker Credit Suisse International		2,300	191,882
Receive a fixed rate of 3.86% and
pay a floating rate based on
3-month LIBOR, Expires 5/19/11,
Broker JPMorgan Chase Bank NA		4,100	404,805
Receive a fixed rate of 4.39% and
pay a floating rate based on
3-month LIBOR, Expires 5/08/12,
Broker Citibank NA		600	72,747
Receive a fixed rate of 5.71% and
pay a floating rate based on
3-month LIBOR, Expires 5/19/12,
Broker Deutsche Bank AG		1,900	422,843
Receive a fixed rate of 3.89% and
pay a floating rate based on
3-month LIBOR, Expires 7/09/12,
Broker Goldman Sachs Bank USA		1,100	93,442
Receive a fixed rate of 3.70% and
pay a floating rate based on
3-month LIBOR, Expires 8/03/12,
Broker Credit Suisse International		1,200	87,916
Receive a fixed rate of 3.81% and
pay a floating rate based on
3-month LIBOR, Expires 9/17/13,
Broker Citibank NA		400	28,048

			1,959,296

Over-the-Counter Put Swaptions — 0.2%
Pay a fixed rate of 3.90% and receive
a floating rate based on 3-month
LIBOR, Expires 11/16/10, Broker
Goldman Sachs Bank USA		1,500	28
Pay a fixed rate of 4.22% and receive
a floating rate based on 3-month
LIBOR, Expires 4/29/11, Broker
Credit Suisse International		3,000	7,779
Pay a fixed rate of 4.02% and receive
a floating rate based on 3-month
LIBOR, Expires 5/05/11, Broker
Credit Suisse International		2,300	9,018
Pay a fixed rate of 3.86% and receive
a floating rate based on 3-month
LIBOR, Expires 5/19/11, Broker
JPMorgan Chase Bank NA		4,100	24,305

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Pay a fixed rate of 4.39% and receive
a floating rate based on 3-month
LIBOR, Expires 5/08/12, Broker
Citibank NA	USD	600	$9,364
Pay a fixed rate of 5.71% and receive
a floating rate based on 3-month
LIBOR, Expires 5/19/12, Broker
Deutsche Bank AG		1,900	10,042
Pay a fixed rate of 3.89% and receive
a floating rate based on 3-month
LIBOR, Expires 7/09/12, Broker
Goldman Sachs Bank USA		1,100	30,943
Pay a fixed rate of 3.93% and receive
a floating rate based on 3-month
LIBOR, Expires 7/16/12, Broker
Goldman Sachs Bank USA		1,100	30,324
Pay a fixed rate of 3.70% and receive
a floating rate based on 3-month
LIBOR, Expires 8/03/12, Broker
Credit Suisse International		1,200	41,257
Pay a fixed rate of 3.81% and receive
a floating rate based on 3-month
LIBOR, Expires 9/17/13, Broker
Citibank NA		400	20,917

			183,977

Total Options Purchased (Cost – $1,448,261) – 2.3%			2,146,632

Total Investments Before TBA Sale Commitments and Options Written (Cost – $221,847,160*) – 240.9%			223,615,616

TBA Sale Commitments (j)		Par (000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 9/16/18 - 10/15/40		39,400	(40,562,733)
4.50%, 3/01/39 - 12/15/40		8,400	(8,746,500)
5.00%, 10/15/25 - 10/15/40		9,800	(10,319,235)
5.50%, 10/15/25 - 10/15/40		14,900	(15,838,238)
6.00%, 2/01/17 - 10/15/40		13,100	(14,070,212)
Freddie Mac Mortgage-Backed Securities:
4.00%, 9/20/22 - 10/01/25		11,100	(11,585,625)
4.50%, 4/01/40 - 10/15/40		1,300	(1,351,797)
5.00%, 4/01/38 - 10/15/40		1,000	(1,050,312)

Total TBA Sale Commitments (Proceeds – $103,599,731) – (111.5)%			(103,524,652)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions — (4.0)%
Pay a fixed rate of 5.56% and receive
a floating rate based on 3-month
LIBOR, Expires 10/16/10,
Broker UBS AG	USD	7,100	$(1,913,329)
Pay a fixed rate of 5.40% and receive
a floating rate based on 3-month
LIBOR, Expires 12/18/10,
Broker UBS AG		1,500	(371,792)
Pay a fixed rate of 4.06% and receive
a floating rate based on 3-month
LIBOR, Expires 5/12/11,
Broker Royal Bank of Scotland Plc		1,700	(196,993)
Pay a fixed rate of 4.06% and receive
a floating rate based on 3-month
LIBOR, Expires 5/13/11,
Broker BNP Paribas SA		900	(104,048)
Pay a fixed rate of 4.14% and receive
a floating rate based on 3-month
LIBOR, Expires 6/15/12, Broker
Deutsche Bank AG		900	(91,948)
Pay a fixed rate of 4.05% and receive
a floating rate based on 3-month
LIBOR, Expires 6/18/12,
Broker Deutsche Bank AG		900	(86,565)
Pay a fixed rate of 3.83% and receive
a floating rate based on 3-month
LIBOR, Expires 7/30/12,
Broker Citibank NA		300	(24,291)
Pay a fixed rate of 4.92% and receive
a floating rate based on 3-month
LIBOR, Expires 3/05/13, Broker
Deutsche Bank AG		3,000	(433,521)
Pay a fixed rate of 4.32% and receive
a floating rate based on 3-month
LIBOR, Expires 5/28/13, Broker
Royal Bank of Scotland Plc		400	(40,473)
Pay a fixed rate of 4.07% and receive
a floating rate based on 3-month
LIBOR, Expires 7/08/13, Broker
Deutsche Bank AG		800	(68,553)
Pay a fixed rate of 3.23% and receive
a floating rate based on 3-month
LIBOR, Expires 9/03/13,
Broker Citibank NA		1,400	(92,753)
Pay a fixed rate of 4.84% and receive
a floating rate based on 3-month
LIBOR, Expires 12/02/14, Broker
JPMorgan Chase Bank NA		700	(81,765)
Pay a fixed rate of 4.89% and receive
a floating rate based on 3-month
LIBOR, Expires 12/03/14, Broker
Deutsche Bank AG		800	(95,754)
Pay a fixed rate of 4.21% and receive
a floating rate based on 3-month
LIBOR, Expires 8/06/15, Broker
Goldman Sachs Bank USA		1,000	(49,918)

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.76% and receive
a floating rate based on 3-month
LIBOR, Expires 5/30/17, Broker
JPMorgan Chase Bank NA	USD	800	$(81,104)

			(3,732,807)

Over-the-Counter Put Swaptions — (0.6)%
Receive a fixed rate of 5.56% and
pay a floating rate based on
3-month LIBOR, Expires 10/16/10,
Broker UBS AG		7,100	(71)
Receive a fixed rate of 1.96% and
pay a floating rate based on
3-month LIBOR, Expires 11/30/10,
Broker Deutsche Bank AG		1,200	(1,668)
Receive a fixed rate of 2.10% and
pay a floating rate based on
3-month LIBOR, Expires 12/02/10,
Broker Citibank NA		3,700	(37)
Receive a fixed rate of 5.40% and
pay a floating rate based on
3-month LIBOR, Expires 12/18/10,
Broker UBS AG		1,500	(15)
Receive a fixed rate of 4.06% and
pay a floating rate based on
3-month LIBOR, Expires 5/12/11,
Broker Royal Bank of Scotland Plc		1,700	(6,639)
Receive a fixed rate of 4.06% and
pay a floating rate based on
3-month LIBOR, Expires 5/13/11,
Broker BNP Paribas SA		900	(3,562)
Receive a fixed rate of 4.14% and
pay a floating rate based on
3-month LIBOR, Expires 6/15/12,
Broker Deutsche Bank AG		900	(19,356)
Receive a fixed rate of 4.05% and
pay a floating rate based on
3-month LIBOR, Expires 6/18/12,
Broker Deutsche Bank AG		900	(21,022)
Receive a fixed rate of 3.83% and
pay a floating rate based on
3-month LIBOR, Expires 7/30/12,
Broker Citibank NA		300	(9,196)
Receive a fixed rate of 4.00% and
pay a floating rate based on
3-month LIBOR, Expires 8/13/12,
Broker Morgan Stanley Capital
Services, Inc.		2,000	(54,648)
Receive a fixed rate of 4.92% and
pay a floating rate based on
3-month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG		3,000	(59,349)
Receive a fixed rate of 4.32% and
pay a floating rate based on
3-month LIBOR, Expires 5/28/13,
Broker Royal Bank of Scotland Plc		400	(13,435)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.07% and
pay a floating rate based on
3-month LIBOR, Expires 7/08/13,
Broker Deutsche Bank AG	USD	800	$(33,082)
Receive a fixed rate of 5.12% and
pay a floating rate based on
3-month LIBOR, Expires 9/03/13,
Broker Citibank NA		1,400	(86,944)
Receive a fixed rate of 4.84% and
pay a floating rate based on
3-month LIBOR, Expires 12/02/14,
Broker JPMorgan Chase Bank NA		700	(27,441)
Receive a fixed rate of 4.89% and
pay a floating rate based on
3-month LIBOR, Expires 12/03/14,
Broker Deutsche Bank AG		800	(30,554)
Receive a fixed rate of 4.47% and
pay a floating rate based on
3-month LIBOR, Expires 8/05/15,
Broker JPMorgan Chase Bank NA		2,000	(54,932)
Receive a fixed rate of 4.21% and
pay a floating rate based on
3-month LIBOR, Expires 8/06/15,
Broker Goldman Sachs Bank USA		1,000	(31,114)
Receive a fixed rate of 4.76% and
pay a floating rate based on
3-month LIBOR, Expires 5/30/17,
Broker JPMorgan Chase Bank NA		800	(42,960)

			(496,025)

Total Options Written (Premiums Received – $2,309,799) – (4.6)%			(4,228,832)

Total Investments, Net of TBA Sale Commitments and Options Written - 124.8%			115,862,132
Liabilities in Excess of Other Assets – (24.8)%			(23,036,013)

Net Assets – 100.0%			$92,826,119

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:
	Aggregate cost	$221,850,204

	Gross unrealized appreciation	$5,185,759
	Gross unrealized depreciation	(3,420,347)

	Net unrealized appreciation	$1,765,412

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital
Services, Inc.	$247,985	$3,046
UBS Securities	$627,335	—

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$(2,279,082)	$2,088
Bank of America NA	$(1,051,107)	$2,983
Citigroup Global Markets Inc.	$10,169,933	$31,249
Credit Suisse Securities (USA) LLC	$(8,019,067)	$(16,877)
Deutsche Bank Securities, Inc.	$1,236,139	$10,780
Goldman Sachs & Co.	$7,161,681	$(721)
Greenwich Financial Services	$4,461,188	$(9,367)
JPMorgan Securities, Inc.	$239,732	$5,532
Morgan Stanley Capital Services, Inc.	$(3,969,085)	$9,634
Nomura Securities International, Inc.	$627,046	$13,539
UBS Securities	$2,050,267	$(4,702)
Wells Fargo Bank, NA	$(4,680,902)	$(2,298)

(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(l)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

•

For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

	Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

	111	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$13,998,695	$(7,492)
	13	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$1,713,330	25,014
	4	Euro-Bund Future	Eurex	December 2010	$711,408	5,281
	1	Euro-Dollar Future	Chicago Mercantile	June 2013	$245,191	647
	1	Euro-Dollar Future	Chicago Mercantile	September 2013	$244,691	672

	Total					$24,122

•	Financial futures contracts sold as of September 30, 2010 were as follows:

	Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

	8	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$1,755,860	$(15)
	31	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$3,746,528	(355)
	16	30-Year U.S. Treasury Ultra-Bond	Chicago Board of Trade	December 2010	$2,265,189	4,689
	8	Euro-Dollar Future	Chicago Mercantile	December 2010	$1,991,645	(1,155)
	14	Euro-Dollar Future	Chicago Mercantile	March 2011	$3,483,194	(2,456)
	14	Euro-Dollar Future	Chicago Mercantile	June 2011	$3,478,974	(4,051)
	13	Euro-Dollar Future	Chicago Mercantile	September 2011	$3,220,788	(10,362)
	35	Euro-Dollar Future	Chicago Mercantile	December 2011	$8,659,185	(29,565)
	9	Euro-Dollar Future	Chicago Mercantile	March 2012	$2,227,283	(3,930)
	5	Euro-Dollar Future	Chicago Mercantile	June 2012	$1,235,062	(2,626)
	5	Euro-Dollar Future	Chicago Mercantile	September 2012	$1,233,362	(2,451)
	2	Euro-Dollar Future	Chicago Mercantile	March 2013	$491,644	(981)

	Total					$(53,258)

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

	USD	222,872	GBP	146,000	Citibank NA	10/20/10	$(6,445)

•	Credit default swaps on single-name issues – buy protection outstanding as of September 30, 2010 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

	Radio Shack Corp.	1.16%	UBS AG	December 2010	$295	$(129)
	Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	$290	(1,307)
	NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	$15	(464)
	NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	$20	(551)
	Radian Group, Inc.	5.00%	Citibank NA	March 2013	$340	(5,229)
	Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	$285	(440)
	NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	$85	(4,404)
	Radian Group, Inc.	5.00%	Citibank NA	June 2015	$340	(3,786)
	MGIC Investment Corp.	5.00%	Citibank NA	December 2015	$210	(2,614)
	Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$360	(164,124)
	The PMI Group, Inc.	5.00%	Citibank NA	September 2016	$340	(2,193)

	Total					$(185,241)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2010 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Citibank NA	June 2015	$280	$(8,483)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Citibank NA	June 2015	$350	(9,582)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Deutsche Bank AG	June 2015	$280	(8,311)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$185	(5,491)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$280	(8,483)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$160	(4,669)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$580	(18,362)
	Dow Jones CDX North
	America High Yield
	Series 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$390	(5,173)
	Dow Jones CDX North
	America Investment
	Grade High Volatility
	Index	1.00%	Citibank NA	June 2015	$800	(4,639)
	Dow Jones CDX North
	America Investment
	Grade Index Series 14	1.00%	Citibank NA	June 2015	$800	(3,925)
	Dow Jones CDX North
	America Investment
	Grade Index Series 14	1.00%	Citibank NA	June 2015	$860	(4,309)
	ABX Home Equity 06-2
	AAA Index	0.11%	Credit Suisse International	May 2046	$684	(13,932)
	ABX Home Equity 06-2
	AAA Index	0.11%	JPMorgan Chase Bank NA	May 2046	$586	949

	Total					$(94,410)

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2010 were as follows:

	Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

	MCDX North America
	Series 14	0.00%	Goldman Sachs International	June 2020	AA	$270	$(9,543)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Portfolio may pay should a negative event take place as defined under the terms of agreement.

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

	Fixed Rate	Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	0.85% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2012	$2,900	$(14,766)
	0.68% (b)	3-month LIBOR	Deutsche Bank AG	September 2012	$2,800	4,688
	0.68% (b)	3-month LIBOR	UBS AG	September 2012	$2,700	4,281
	0.68% (a)	3-month LIBOR	Deutsche Bank AG	September 2012	$2,800	(4,357)
	0.66% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2012	$600	734
	2.65% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	$600	(34,006)
	2.06% (a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2015	$6,000	(174,551)
	1.64% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2015	$2,300	(18,329)
	1.72% (b)	3-month LIBOR	Citibank NA	September 2015	$700	7,704
	1.72% (b)	3-month LIBOR	Deutsche Bank AG	September 2015	$800	8,823
	1.71% (a)	3-month LIBOR	Citibank NA	September 2015	$2,500	(25,574)
	1.65% (b)	3-month LIBOR	Deutsche Bank AG	September 2015	$1,000	7,361
	1.64% (b)	3-month LIBOR	Deutsche Bank AG	September 2015	$200	1,282
	1.52% (b)	3-month LIBOR	Deutsche Bank AG	September 2015	$2,100	686
	3.18% (b)	3-month LIBOR	Citibank NA	January 2020	$2,000	205,167
	2.93% (b)	3-month LIBOR	Citibank NA	July 2020	$100	3,394
	2.56% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,000	261
	2.77% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$500	(9,247)
	2.82% (a)	3-month LIBOR	Citibank NA	September 2020	$100	(2,280)
	2.76% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,000	(17,890)
	2.70% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$500	(6,243)
	2.68% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$700	(7,476)
	2.77% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,400	25,732
	2.80% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2020	$300	(6,319)
	2.69% (a)	3-month LIBOR	Citibank NA	September 2020	$1,300	(14,103)
	2.69% (b)	3-month LIBOR	Citibank NA	September 2020	$100	1,153
	2.62% (a)	3-month LIBOR	Credit Suisse International	September 2020	$800	(4,029)
	2.70% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$3,000	36,748
	2.70% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$300	(3,526)
	2.62% (a)	3-month LIBOR	UBS AG	September 2020	$600	(2,940)
	2.57% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$200	(139)
	2.60% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,000	3,244
	2.59% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$300	633
	2.55% (a)	3-month LIBOR	UBS AG	September 2020	$400	550
	2.55% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,200	2,430
	3.50% (a)	3-month LIBOR	Deutsche Bank AG	September 2040	$500	(16,449)
	3.48% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$300	(8,630)

	Total					$(55,983)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of September 30, 2010 were as follows:

	Interest Rate Payable	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	6.50%	Credit Suisse International	January 2038	$1,000	$(5,278	) (c)
	6.50%	Goldman Sachs International	January 2038	$462	(3,470	) (c)
	6.50%	JPMorgan Chase Bank NA	January 2038	$462	(1,561	) (c)
	6.50%	JPMorgan Chase Bank NA	January 2038	$1,192	(3,229	) (c)
	5.50%	Goldman Sachs International	January 2039	$855	9,738	(d)

	Total				$(3,800)

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.

(d)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

	Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

	Credit Suisse Securities (USA), Inc.	0.29%	5/17/10	Open	$1,339,229	$1,337,763
	Credit Suisse Securities (USA), Inc.	0.05%	9/14/10	Open	5,308,474	5,308,356
	Barclays Capital Inc.	0.20%	9/23/10	Open	344,582	344,569
	Barclays Capital Inc.	0.23%	9/23/10	Open	843,563	843,525
	Bank of America NA	0.22%	9/29/10	Open	4,055,237	4,055,188
	Barclays Capital Inc.	0.22%	9/29/10	Open	3,663,626	3,663,581
	Barclays Capital Inc.	0.19%	9/30/10	Open	1,422,758	1,422,750
	Credit Suisse Securities (USA), Inc.	0.28%	9/30/10	Open	7,166,087	7,166,031
	JPMorgan Securities, Inc.	0.40%	9/30/10	10/01/10	2,005,366	2,005,344

	Total				$26,148,922	$26,147,107

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Portfolio's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$7,477,922	—	$7,477,922
Corporate Bonds	—	31,136,239	—	31,136,239
Foreign Agency Obligations	—	2,190,901	—	2,190,901
Non-Agency Mortgage-Backed Securities	—	14,487,318	$1,204,249	15,691,567
Preferred Securities	—	1,174,552	—	1,174,552
Taxable Municipal Bonds	—	2,274,440	—	2,274,440
U.S. Government Sponsored Agency
Securities	—	137,265,717	—	137,265,717
U.S. Treasury Obligations	—	24,257,646	—	24,257,646
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(103,524,652)	—	(103,524,652)

Total	—	$116,740,083	$1,204,249	$117,944,332

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$949	—	$949
Interest rate contracts	$39,662	2,458,144	9,738	2,507,544
Liabilities:
Credit contracts	—	(280,600)	(9,543)	(290,143)
Foreign currency exchange contracts	—	(6,445)	—	(6,445)
Interest rate contracts	(65,439)	(4,599,686)	(13,538)	(4,678,663)

Total	$(25,777)	$(2,427,638)	(13,343)	$(2,466,758)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total

Asset/Liabilities:
Balance as of December 31, 2009	$364,712	$427,850	$792,562
Accrued discounts/premiums	(10)	(99)	(109)
Net realized gain (loss)	(41)	—	(41)
Net change in unrealized appreciation/depreciation[2]	15,134	2,248	17,382
Purchases	—	—	—
Sales	(81,933)	—	(81,933)
Transfers in3	—	774,250	774,250
Transfers out[3]	(297,862)	—	(297,862)

Balance, as of September 30, 2010	$—	$1,204,249	$1,204,249

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $2,249.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contracts	Interest Rate Contracts

Assets/Liabilities:
Balance, as of December 31, 2009	—	$(32,347)
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	(65,916)
Net change in unrealized appreciation/depreciation	—	32,347
Purchases	—	—
Sales	—	65,916
Transfers in3	$(9,543)	(3,800)
Transfers out[3]	—	—

Balance, as of September 30, 2010	$(9,543)	$(3,800)

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2010	15

Item 2 – Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer of BlackRock Series Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

Date: November 22, 2010

By:	Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Series Fund, Inc.

Date: November 22, 2010